UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4085

Fidelity Income Fund
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2008

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Total Bond Fund

November 30, 2008

1.824865.104

TBD-QTLY-0109

Investments November 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 17.3%
		Principal Amount (d)	Value
Convertible Bonds - 0.1%
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Chesapeake Energy Corp. 2.5% 5/15/37		$ 1,300,000	$ 695,370
FINANCIALS - 0.0%
Real Estate Investment Trusts - 0.0%
Vornado Realty Trust 2.85% 4/1/27		510,000	330,613
Weingarten Realty Investors 3.95% 8/1/26		510,000	339,846
			670,459
Real Estate Management & Development - 0.0%
ERP Operating LP 3.85% 8/15/26		270,000	217,169
TOTAL FINANCIALS			887,628
INFORMATION TECHNOLOGY - 0.1%
Communications Equipment - 0.1%
Lucent Technologies, Inc. 2.875% 6/15/25		2,258,000	1,007,768
Semiconductors & Semiconductor Equipment - 0.0%
Advanced Micro Devices, Inc. 6% 5/1/15		3,200,000	974,400
TOTAL INFORMATION TECHNOLOGY			1,982,168
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
Nextel Communications, Inc. 5.25% 1/15/10		750,000	622,500
TOTAL CONVERTIBLE BONDS			4,187,666
Nonconvertible Bonds - 17.2%
CONSUMER DISCRETIONARY - 2.2%
Auto Components - 0.0%
Tenneco, Inc. 8.125% 11/15/15		410,000	176,300
Automobiles - 0.0%
Ford Motor Co. 7.45% 7/16/31		2,985,000	746,250
Diversified Consumer Services - 0.0%
Service Corp. International:
6.75% 4/1/15		650,000	507,000
7.5% 4/1/27		1,935,000	1,199,700
			1,706,700
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - 0.6%
Cap Cana SA 9.625% 11/3/13 (h)		$ 600,000	$ 168,000
Carrols Corp. 9% 1/15/13		85,000	56,100
Chukchansi Economic Development Authority 8% 11/15/13 (h)		565,000	282,500
Galaxy Entertainment Finance Co. Ltd. 9.875% 12/15/12 (Reg. S)		1,440,000	518,400
Harrah's Operating Co., Inc. 5.375% 12/15/13		1,200,000	264,000
Host Marriott LP:
6.375% 3/15/15		250,000	167,500
7.125% 11/1/13		5,360,000	3,778,800
ITT Corp. 7.375% 11/15/15		250,000	182,500
Landry's Restaurants, Inc. 9.5% 12/15/14		50,000	45,000
Las Vegas Sands Corp. 6.375% 2/15/15		875,000	481,250
Mandalay Resort Group 9.375% 2/15/10		700,000	413,000
Mashantucket Western Pequot Tribe 8.5% 11/15/15 (h)		5,930,000	1,779,000
McDonald's Corp. 6.3% 3/1/38		7,590,000	7,201,832
MGM Mirage, Inc.:
6% 10/1/09		1,055,000	862,463
6.625% 7/15/15		2,765,000	1,458,538
6.75% 9/1/12		6,340,000	3,423,600
6.75% 4/1/13		3,650,000	1,907,125
6.875% 4/1/16		1,070,000	561,750
7.625% 1/15/17		3,465,000	1,819,125
8.375% 2/1/11		2,585,000	1,253,725
Mohegan Tribal Gaming Authority:
6.125% 2/15/13		1,825,000	1,213,625
6.375% 7/15/09		1,415,000	1,202,750
7.125% 8/15/14		1,565,000	876,400
Royal Caribbean Cruises Ltd.:
7.25% 3/15/18		465,000	237,150
yankee:
7% 6/15/13		3,350,000	2,010,000
7.25% 6/15/16		4,190,000	2,241,650
7.5% 10/15/27		2,125,000	1,147,500
Scientific Games Corp.:
6.25% 12/15/12		875,000	656,250
7.875% 6/15/16 (h)		1,950,000	1,462,500
Seminole Hard Rock Entertainment, Inc. 5.3188% 3/15/14 (h)(n)		3,010,000	1,595,300
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Seneca Gaming Corp.:
Series B, 7.25% 5/1/12		$ 1,215,000	$ 814,050
7.25% 5/1/12		2,715,000	1,846,200
Snoqualmie Entertainment Authority:
6.875% 2/1/14 (h)(n)		140,000	82,600
9.125% 2/1/15 (h)		1,805,000	1,046,900
Times Square Hotel Trust 8.528% 8/1/26 (h)		110,414	66,248
Town Sports International Holdings, Inc. 0% 2/1/14 (e)		2,270,000	1,816,000
Universal City Florida Holding Co. I/II 8.375% 5/1/10		3,025,000	1,361,250
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
6.625% 12/1/14		2,585,000	1,770,725
6.625% 12/1/14		6,460,000	4,522,000
			52,593,306
Household Durables - 0.2%
D.R. Horton, Inc. 6.5% 4/15/16		1,170,000	737,100
Fortune Brands, Inc. 5.875% 1/15/36		13,274,000	8,893,567
K. Hovnanian Enterprises, Inc. 6.375% 12/15/14		710,000	198,800
KB Home 6.375% 8/15/11		530,000	392,200
Newell Rubbermaid, Inc. 6.25% 4/15/18		3,105,000	2,341,799
Pulte Homes, Inc. 5.25% 1/15/14		645,000	432,150
Urbi, Desarrollos Urbanos, SA de CV 8.5% 4/19/16 (h)		505,000	368,650
			13,364,266
Leisure Equipment & Products - 0.0%
Riddell Bell Holdings, Inc. 8.375% 10/1/12		285,000	203,775
Media - 1.3%
AOL Time Warner, Inc. 7.625% 4/15/31		500,000	429,821
Cablemas SA de CV 9.375% 11/15/15 (Reg. S)		2,615,000	2,105,075
Cablevision Systems Corp.:
8% 4/15/12		3,070,000	2,532,750
8.3338% 4/1/09 (n)		340,000	332,350
Charter Communications Holdings I LLC:
9.92% 4/1/14		1,495,000	179,400
11.125% 1/15/14		505,000	70,700
Charter Communications Holdings I LLC/Charter Communications Holdings I Capital Corp. 11% 10/1/15		5,490,000	1,372,500
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp. 10.25% 9/15/10		$ 3,865,000	$ 1,932,500
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
8% 4/30/12 (h)		2,060,000	1,467,750
8.375% 4/30/14 (h)		2,220,000	1,509,600
10.875% 9/15/14 (h)		890,000	638,575
Comcast Corp.:
5.7% 5/15/18		9,000,000	7,558,434
6.45% 3/15/37		8,838,000	6,943,725
COX Communications, Inc. 6.45% 12/1/36 (h)		1,365,000	1,038,822
CSC Holdings, Inc.:
6.75% 4/15/12		4,365,000	3,622,950
7.625% 4/1/11		1,550,000	1,371,750
8.5% 6/15/15 (h)		2,340,000	1,889,550
EchoStar Communications Corp.:
6.375% 10/1/11		4,410,000	3,737,475
7% 10/1/13		6,765,000	5,023,013
7.125% 2/1/16		1,345,000	948,225
Interpublic Group of Companies, Inc.:
6.25% 11/15/14		915,000	503,250
7.25% 8/15/11		650,000	390,000
Kabel Deutschland GmbH 10.625% 7/1/14		4,070,000	3,194,950
Lamar Media Corp.:
Series B, 6.625% 8/15/15		535,000	387,875
6.625% 8/15/15		1,030,000	746,750
News America Holdings, Inc. 7.75% 12/1/45		170,000	153,930
News America, Inc.:
6.15% 3/1/37		2,970,000	2,201,860
6.2% 12/15/34		5,330,000	4,039,346
6.65% 11/15/37		15,817,000	12,682,719
Nexstar Broadcasting, Inc. 7% 1/15/14		345,000	175,950
Nexstar Finance Holdings LLC/Nexstar Finance Holdings, Inc. 11.375% 4/1/13		639,181	306,807
Nielsen Finance LLC/Nielsen Finance Co.:
0% 8/1/16 (e)		2,580,000	967,500
10% 8/1/14		3,655,000	2,613,325
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Quebecor Media, Inc.:
7.75% 3/15/16		$ 4,080,000	$ 2,692,800
7.75% 3/15/16		1,790,000	1,181,400
The Reader's Digest Association, Inc. 9% 2/15/17		2,805,000	645,150
Time Warner Cable, Inc.:
5.85% 5/1/17		2,607,000	2,188,676
6.75% 7/1/18		12,300,000	10,787,543
7.3% 7/1/38		9,000,000	7,505,028
Time Warner, Inc.:
6.5% 11/15/36		7,565,000	5,580,996
6.625% 5/15/29		4,415,000	3,441,153
TL Acquisitions, Inc.:
0% 7/15/15 (e)(h)		1,305,000	515,475
10.5% 1/15/15 (h)		4,325,000	2,292,250
Viacom, Inc.:
6.125% 10/5/17		4,235,000	3,443,877
6.75% 10/5/37		1,460,000	1,065,866
Videotron Ltd. 9.125% 4/15/18 (h)		1,630,000	1,426,250
Visant Holding Corp. 8.75% 12/1/13		450,000	324,000
			116,159,691
Multiline Retail - 0.0%
Matahari Finance BV 9.5% 10/6/09		1,095,000	930,750
Neiman Marcus Group, Inc. 9% 10/15/15		1,400,000	595,000
			1,525,750
Specialty Retail - 0.1%
AutoNation, Inc. 7% 4/15/14		1,290,000	864,300
GSC Holdings Corp./Gamestop, Inc. 8% 10/1/12		2,610,000	2,401,200
Michaels Stores, Inc. 10% 11/1/14		705,000	216,788
Nebraska Book Co., Inc. 8.625% 3/15/12		1,000,000	500,000
Sally Holdings LLC:
9.25% 11/15/14		1,895,000	1,373,875
10.5% 11/15/16		420,000	228,900
Sonic Automotive, Inc. 8.625% 8/15/13		780,000	280,800
Toys 'R' US, Inc.:
7.375% 10/15/18		735,000	301,350
7.625% 8/1/11		4,470,000	2,503,200
			8,670,413
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - 0.0%
Hanesbrands, Inc. 6.5081% 12/15/14 (h)(n)		$ 2,210,000	$ 1,414,400
Levi Strauss & Co.:
8.875% 4/1/16		1,780,000	983,450
9.75% 1/15/15		1,270,000	952,500
			3,350,350
TOTAL CONSUMER DISCRETIONARY			198,496,801
CONSUMER STAPLES - 1.6%
Beverages - 0.3%
Constellation Brands, Inc.:
7.25% 9/1/16		3,135,000	2,602,050
7.25% 5/15/17		635,000	525,463
8.375% 12/15/14		2,835,000	2,459,363
Diageo Capital PLC 5.75% 10/23/17		8,133,000	7,349,963
PepsiCo, Inc. 7.9% 11/1/18		9,430,000	10,522,362
			23,459,201
Food & Staples Retailing - 0.3%
Albertsons, Inc.:
7.45% 8/1/29		250,000	171,461
7.75% 6/15/26		210,000	151,968
CVS Caremark Corp.:
6.036% 12/10/28 (h)		12,199,367	7,929,589
6.302% 6/1/37 (n)		8,615,000	4,479,800
Rite Aid Corp.:
6.875% 8/15/13		735,000	154,350
7.5% 3/1/17		1,920,000	1,104,000
9.375% 12/15/15		735,000	220,500
10.375% 7/15/16		785,000	525,950
SUPERVALU, Inc. 7.5% 11/15/14		1,150,000	920,000
Wal-Mart Stores, Inc. 6.2% 4/15/38		10,570,000	10,115,744
			25,773,362
Food Products - 0.5%
Cargill, Inc.:
6% 11/27/17 (h)		8,750,000	7,512,820
6.625% 9/15/37 (h)		8,334,000	6,445,424
Dean Foods Co.:
6.9% 10/15/17		4,870,000	3,603,800
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Food Products - continued
Dean Foods Co.: - continued
7% 6/1/16		$ 3,235,000	$ 2,515,213
General Mills, Inc. 5.2% 3/17/15		7,738,000	7,040,079
Gruma SA de CV 7.75%		1,560,000	873,600
Kraft Foods, Inc.:
6.125% 2/1/18		5,261,000	4,849,321
6.875% 2/1/38		11,635,000	10,198,415
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11		1,595,000	1,116,500
Pierre Foods, Inc. 9.875% 7/15/12 (c)		540,000	43,200
Pilgrims Pride Corp.:
7.625% 5/1/15 (c)		1,380,000	193,200
8.375% 5/1/17 (c)		1,425,000	85,500
Smithfield Foods, Inc. 7.75% 7/1/17		4,340,000	2,213,400
			46,690,472
Personal Products - 0.0%
Revlon Consumer Products Corp. 9.5% 4/1/11		3,075,000	2,367,750
Tobacco - 0.5%
Altria Group, Inc.:
9.7% 11/10/18		11,500,000	11,637,046
9.95% 11/10/38		7,025,000	6,957,862
Philip Morris International, Inc.:
4.875% 5/16/13		7,558,000	7,229,786
5.65% 5/16/18		7,161,000	6,427,162
6.375% 5/16/38		12,110,000	10,374,395
Reynolds American, Inc. 7.25% 6/15/37		4,865,000	3,135,240
			45,761,491
TOTAL CONSUMER STAPLES			144,052,276
ENERGY - 2.4%
Energy Equipment & Services - 0.1%
Compagnie Generale de Geophysique SA:
7.5% 5/15/15		2,515,000	1,685,050
7.75% 5/15/17		2,970,000	1,841,400
Complete Production Services, Inc. 8% 12/15/16		740,000	481,000
Helix Energy Solutions Group, Inc. 9.5% 1/15/16 (h)		1,295,000	686,350
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
ENERGY - continued
Energy Equipment & Services - continued
Seitel, Inc. 9.75% 2/15/14		$ 2,545,000	$ 1,527,000
Weatherford International Ltd. 7% 3/15/38		5,880,000	4,526,183
			10,746,983
Oil, Gas & Consumable Fuels - 2.3%
Anadarko Petroleum Corp.:
5.95% 9/15/16		8,600,000	7,532,757
6.45% 9/15/36		2,115,000	1,636,860
Arch Western Finance LLC 6.75% 7/1/13		1,600,000	1,312,000
Atlas Pipeline Partners LP 8.125% 12/15/15		1,875,000	1,237,500
Canadian Natural Resources Ltd.:
5.7% 5/15/17		14,850,000	12,630,519
6.25% 3/15/38		3,050,000	2,255,777
6.75% 2/1/39		2,980,000	2,362,014
Chaparral Energy, Inc.:
8.5% 12/1/15		1,325,000	463,750
8.875% 2/1/17		1,125,000	399,375
Chesapeake Energy Corp.:
6.5% 8/15/17		1,925,000	1,318,625
6.875% 1/15/16		740,000	521,700
7.25% 12/15/18		1,600,000	1,112,000
7.5% 9/15/13		2,265,000	1,789,350
7.5% 6/15/14		1,790,000	1,396,200
7.625% 7/15/13		600,000	492,000
Connacher Oil and Gas Ltd. 10.25% 12/15/15 (h)		915,000	466,650
Drummond Co., Inc. 7.375% 2/15/16 (h)		3,465,000	1,663,200
Duke Capital LLC 6.75% 2/15/32		10,542,000	7,369,185
Duke Energy Field Services 6.45% 11/3/36 (h)		2,400,000	1,652,256
El Paso Corp. 7% 6/15/17		3,283,000	2,337,473
El Paso Energy Corp. 7.75% 1/15/32		1,315,000	828,449
El Paso Performance-Linked Trust 7.75% 7/15/11 (h)		3,100,000	2,356,000
Energy Partners Ltd. 9.75% 4/15/14		2,355,000	1,083,300
Forest Oil Corp.:
7.25% 6/15/19		1,080,000	745,200
7.75% 5/1/14		675,000	533,250
Frontier Oil Corp. 8.5% 9/15/16		1,950,000	1,618,500
KazMunaiGaz Finance Sub BV:
8.375% 7/2/13 (h)		1,750,000	1,330,000
9.125% 7/2/18 (h)		885,000	592,950
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Kinder Morgan Finance Co. ULC 5.35% 1/5/11		$ 795,000	$ 679,725
Massey Energy Co. 6.875% 12/15/13		4,845,000	3,488,400
Nakilat, Inc. 6.067% 12/31/33 (h)		2,885,000	2,047,542
National Gas Co. of Trinidad & Tobago Ltd. 6.05% 1/15/36 (h)		240,000	168,000
Newfield Exploration Co. 7.125% 5/15/18		2,250,000	1,597,500
Nexen, Inc.:
5.875% 3/10/35		240,000	165,717
6.4% 5/15/37		3,645,000	2,634,369
NGPL PipeCo LLC 6.514% 12/15/12 (h)		4,600,000	4,285,595
OPTI Canada, Inc.:
7.875% 12/15/14		2,035,000	763,125
8.25% 12/15/14		4,060,000	1,380,400
Pan American Energy LLC 7.75% 2/9/12 (h)		3,120,000	2,106,000
Peabody Energy Corp. 7.375% 11/1/16		1,030,000	875,500
Pemex Project Funding Master Trust 6.625% 6/15/35		625,000	461,563
Petro-Canada:
6.05% 5/15/18		3,850,000	3,028,356
6.8% 5/15/38		18,950,000	13,476,558
Petrohawk Energy Corp.:
7.875% 6/1/15 (h)		2,145,000	1,512,225
9.125% 7/15/13		4,270,000	3,245,200
Petroleos de Venezuela SA:
5.25% 4/12/17		12,775,000	4,854,500
5.375% 4/12/27		3,760,000	1,278,400
Petroleum Development Corp. 12% 2/15/18		1,605,000	1,155,600
Pioneer Natural Resources Co. 6.65% 3/15/17		2,935,000	1,937,100
Plains All American Pipeline LP:
6.125% 1/15/17		6,185,000	4,841,098
6.65% 1/15/37		4,430,000	2,776,494
Plains Exploration & Production Co.:
7% 3/15/17		5,005,000	3,328,325
7.75% 6/15/15		485,000	354,050
Range Resources Corp.:
6.375% 3/15/15 (Reg. S)		1,085,000	868,000
7.375% 7/15/13		2,060,000	1,854,000
7.5% 5/15/16		4,255,000	3,489,100
Ras Laffan Liquid Natural Gas Co. Ltd. III 6.332% 9/30/27 (h)		1,840,000	1,508,800
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
SandRidge Energy, Inc.:
7.5075% 4/1/14 (n)		$ 2,720,000	$ 1,523,200
8.625% 4/1/15 pay-in-kind (n)		6,045,000	3,747,900
Ship Finance International Ltd. 8.5% 12/15/13		1,330,000	931,000
Southwestern Energy Co. 7.5% 2/1/18 (h)		2,315,000	1,956,175
Spectra Energy Capital, LLC 6.2% 4/15/18		14,500,000	12,489,198
Suncor Energy, Inc.:
6.1% 6/1/18		9,625,000	8,121,363
6.85% 6/1/39		10,460,000	8,042,516
Teekay Corp. 8.875% 7/15/11		2,115,000	1,797,750
TEPPCO Partners LP:
6.65% 4/15/18		4,741,000	3,873,520
7.55% 4/15/38		9,095,000	6,759,895
Tesoro Corp. 6.5% 6/1/17		225,000	131,625
Texas Eastern Transmission LP 6% 9/15/17 (h)		4,381,000	3,726,741
TNK-BP Finance SA:
6.875% 7/18/11 (h)		1,200,000	768,000
7.5% 3/13/13 (Reg. S)		2,660,000	1,409,800
Valero Energy Corp. 6.625% 6/15/37		2,785,000	2,087,199
Williams Partners LP/Williams Partners Finance Corp. 7.25% 2/1/17		285,000	222,300
XTO Energy, Inc.:
6.375% 6/15/38		13,285,000	10,363,735
6.75% 8/1/37		10,380,000	8,532,329
YPF SA 10% 11/2/28		1,475,000	892,375
			206,574,703
TOTAL ENERGY			217,321,686
FINANCIALS - 4.6%
Capital Markets - 1.3%
Bear Stearns Companies, Inc. 6.95% 8/10/12		9,630,000	9,695,455
BlackRock, Inc. 6.25% 9/15/17		11,750,000	10,459,110
Goldman Sachs Group, Inc.:
5.625% 1/15/17		3,200,000	2,392,067
6.75% 10/1/37		28,895,000	18,524,035
JPMorgan Chase Capital XX 6.55% 9/29/36		10,020,000	7,258,929
JPMorgan Chase Capital XXV 6.8% 10/1/37		7,405,000	5,442,364
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Capital Markets - continued
Lehman Brothers Holdings, Inc.:
6.75% 12/28/17 (c)		$ 4,235,000	$ 424
6.875% 5/2/18 (c)		3,600,000	360,000
7% 9/27/27 (c)		5,000,000	500,000
Merrill Lynch & Co., Inc.:
5.45% 2/5/13		10,653,000	9,836,693
6.15% 4/25/13		3,165,000	2,992,330
6.4% 8/28/17		2,720,000	2,496,038
6.875% 4/25/18		2,357,000	2,219,441
Morgan Stanley:
4.57% 1/9/12 (n)		8,800,000	6,973,305
4.75% 4/1/14		1,635,000	1,185,792
5.45% 1/9/17		2,000,000	1,579,058
5.95% 12/28/17		4,500,000	3,620,844
6.625% 4/1/18		13,900,000	11,528,187
Northern Trust Corp. 5.5% 8/15/13		2,275,000	2,238,821
UBS AG Stamford Branch:
5.75% 4/25/18		12,400,000	10,520,693
5.875% 12/20/17		12,585,000	10,930,324
			120,753,910
Commercial Banks - 0.8%
American Express Bank FSB 6% 9/13/17		10,000,000	8,027,280
Bank of America NA:
5.3% 3/15/17		1,515,000	1,360,338
6% 10/15/36		690,000	593,882
BB&T Capital Trust IV 6.82% 6/12/77 (n)		2,314,000	1,349,474
Credit Suisse First Boston 6% 2/15/18		13,365,000	11,301,324
Development Bank of Philippines 8.375% (n)		1,355,000	1,043,350
Ex-Im Ukraine 7.65% 9/7/11 (Issued by Credit Suisse London Branch for Ex-Im Ukraine)		4,975,000	2,189,000
EXIM of Ukraine 7.75% 9/23/09 (Issued by Dresdner Bank AG for EXIM Ukraine)		1,145,000	847,300
HBOS PLC 6.75% 5/21/18 (h)		10,175,000	8,455,822
HSBC Holdings PLC 6.5% 9/15/37		8,400,000	7,037,260
HSBK (Europe) B.V. 9.25% 10/16/13 (h)		2,025,000	1,539,000
JSC Halyk Bank of Kazakhstan (Reg. S) 8.125% 10/7/09		1,055,000	991,700
KeyCorp Capital Trust VII 5.7% 6/15/35		2,600,000	1,300,000
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - continued
Kyivstar GSM 10.375% 8/17/09 (Issued by Dresdner Bank AG for Kyivstar GSM) (h)		$ 790,000	$ 766,300
Standard Chartered Bank 6.4% 9/26/17 (h)		11,244,000	9,160,757
UBS Luxembourg SA (Reg. S) 8.375% 10/22/11		1,545,000	1,035,150
Vimpel Communications:
8% 2/11/10 (Issued by UBS Luxembourg SA for Vimpel Communications)		1,560,000	1,294,800
10% 6/16/09 (Issued by UBS Luxembourg SA for Vimpel Communications)		315,000	309,015
Wachovia Bank NA 6.6% 1/15/38		9,000,000	7,718,121
Wells Fargo & Co. 5.625% 12/11/17		10,423,000	9,887,591
			76,207,464
Consumer Finance - 0.7%
American Express Co. 8.15% 3/19/38		9,010,000	8,361,406
American General Finance Corp. 6.9% 12/15/17		5,510,000	2,276,148
Ford Motor Credit Co. LLC:
7.25% 10/25/11		710,000	314,037
7.375% 10/28/09		1,475,000	870,250
General Electric Capital Corp.:
5.625% 9/15/17		4,445,000	4,114,621
5.625% 5/1/18		25,000,000	23,051,225
5.875% 1/14/38		14,000,000	11,461,408
6.375% 11/15/67 (n)		9,000,000	5,757,399
SLM Corp.:
3.675% 7/27/09 (n)		1,827,000	1,687,848
3.695% 7/26/10 (n)		6,515,000	5,097,512
4% 1/15/09		1,885,000	1,844,567
4.5% 7/26/10		4,120,000	3,472,390
			68,308,811
Diversified Financial Services - 0.7%
Bank of America Corp. 5.75% 12/1/17		4,590,000	4,281,015
Citigroup, Inc.:
5.3% 10/17/12		6,670,000	6,087,996
5.5% 4/11/13		2,920,000	2,657,419
6.125% 5/15/18		2,920,000	2,668,836
GlaxoSmithKline Capital, Inc.:
5.65% 5/15/18		5,941,000	5,726,144
6.375% 5/15/38		7,549,000	7,142,668
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
Hilcorp Energy I LP/Hilcorp Finance Co.:
7.75% 11/1/15 (h)		$ 5,185,000	$ 3,707,275
9% 6/1/16 (h)		1,000,000	715,000
International Lease Finance Corp. 5.65% 6/1/14		10,520,000	6,312,000
Leucadia National Corp.:
7% 8/15/13		6,420,000	5,392,800
7.125% 3/15/17		880,000	719,400
NSG Holdings II, LLC 7.75% 12/15/25 (h)		5,470,000	4,266,600
OAO TMK 8.5% 9/29/09 (Issued by TMK Capital SA for OAO TMK)		2,500,000	1,700,000
Pakistan International Sukuk Co. Ltd. 5.3569% 1/27/10 (n)		773,000	579,750
Sunwest Management, Inc. 8.385% 6/9/10 (c)(n)		325,000	162,500
TMK Capital SA 10% 7/29/11		2,100,000	924,000
Yankee Acquisition Corp. 8.5% 2/15/15		1,140,000	530,100
ZFS Finance USA Trust V 6.5% 5/9/67 (h)(n)		12,400,000	6,572,000
			60,145,503
Insurance - 0.2%
American International Group, Inc. 8.175% 5/15/58 (h)(n)		7,875,000	2,617,886
Pacific Life Global Funding 5.15% 4/15/13 (h)		7,895,000	7,102,683
The Chubb Corp.:
5.75% 5/15/18		4,035,000	3,517,390
6.5% 5/15/38		3,390,000	2,857,089
			16,095,048
Real Estate Investment Trusts - 0.4%
Duke Realty LP:
5.4% 8/15/14		4,695,000	2,910,900
5.875% 8/15/12		895,000	599,650
5.95% 2/15/17		490,000	249,900
6.25% 5/15/13		14,190,000	8,655,900
6.5% 1/15/18		3,795,000	1,897,500
Highwoods/Forsyth LP 5.85% 3/15/17		80,000	56,000
HMB Capital Trust V 6.4188% 12/15/36 (c)(h)(n)		270,000	27
Hospitality Properties Trust 6.7% 1/15/18		5,000,000	2,350,000
Host Hotels & Resorts LP 6.875% 11/1/14		835,000	567,800
iStar Financial, Inc. 5.95% 10/15/13		300,000	111,000
Liberty Property LP 6.625% 10/1/17		3,785,000	2,271,000
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Omega Healthcare Investors, Inc.:
7% 4/1/14		$ 5,850,000	$ 4,884,750
7% 1/15/16		1,960,000	1,499,400
Reckson Operating Partnership LP 6% 3/31/16		3,651,000	1,825,500
Rouse Co.:
5.375% 11/26/13		145,000	31,900
7.2% 9/15/12		10,000	2,400
Rouse Co. LP/TRC, Inc. 6.75% 5/1/13 (h)		495,000	108,900
Senior Housing Properties Trust 8.625% 1/15/12		250,000	217,500
UDR, Inc. 5.5% 4/1/14		2,755,000	1,845,850
Ventas Realty LP:
6.5% 6/1/16		105,000	79,800
6.625% 10/15/14		2,665,000	2,145,325
6.75% 4/1/17		1,285,000	963,750
			33,274,752
Real Estate Management & Development - 0.2%
American Real Estate Partners/American Real Estate Finance Corp.:
7.125% 2/15/13		9,860,000	5,940,650
8.125% 6/1/12		2,265,000	1,543,031
ERP Operating LP:
5.375% 8/1/16		2,170,000	1,398,105
5.5% 10/1/12		3,140,000	2,589,238
5.75% 6/15/17		6,260,000	3,979,476
Forest City Enterprises, Inc. 7.625% 6/1/15		100,000	50,000
			15,500,500
Thrifts & Mortgage Finance - 0.3%
Bank of America Corp.:
4.9% 5/1/13		7,817,000	7,473,169
5.65% 5/1/18		13,300,000	12,327,970
Credit Suisse First Boston New York Branch 5% 5/15/13		6,309,000	5,948,718
Wrightwood Capital LLC 10.5% 6/1/14 (h)		100,000	53,500
			25,803,357
TOTAL FINANCIALS			416,089,345
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
HEALTH CARE - 0.5%
Health Care Equipment & Supplies - 0.1%
Bausch & Lomb, Inc. 9.875% 11/1/15 (h)		$ 3,055,000	$ 2,352,350
Biomet, Inc.:
10% 10/15/17		4,825,000	4,318,375
10.375% 10/15/17 pay-in-kind (n)		3,155,000	2,303,150
11.625% 10/15/17		2,045,000	1,543,975
Boston Scientific Corp. 6.4% 6/15/16		980,000	769,300
FMC Finance III SA 6.875% 7/15/17		1,030,000	860,050
			12,147,200
Health Care Providers & Services - 0.2%
Community Health Systems, Inc. 8.875% 7/15/15		4,865,000	3,940,650
DASA Finance Corp. 8.75% 5/29/18 (h)		725,000	478,500
DaVita, Inc. 6.625% 3/15/13		1,725,000	1,500,750
HCA, Inc.:
6.5% 2/15/16		1,420,000	795,200
8.75% 9/1/10		1,045,000	940,500
9.125% 11/15/14		2,070,000	1,681,875
9.25% 11/15/16		3,450,000	2,794,500
10.375% 11/15/16 pay-in-kind (n)		9,870,000	6,943,202
HealthSouth Corp. 10.75% 6/15/16		2,280,000	1,960,800
Skilled Healthcare Group, Inc. 11% 1/15/14		64,000	56,320
Sun Healthcare Group, Inc. 9.125% 4/15/15		10,000	8,300
Viant Holdings, Inc. 10.125% 7/15/17 (h)		71,000	35,500
			21,136,097
Health Care Technology - 0.1%
DJO Finance LLC / DJO Finance Corp. 10.875% 11/15/14		6,520,000	4,759,600
Pharmaceuticals - 0.1%
AstraZeneca PLC:
5.9% 9/15/17		3,520,000	3,492,551
6.45% 9/15/37		2,600,000	2,484,414
			5,976,965
TOTAL HEALTH CARE			44,019,862
INDUSTRIALS - 1.0%
Aerospace & Defense - 0.1%
Alliant Techsystems, Inc. 6.75% 4/1/16		3,010,000	2,528,400
BE Aerospace, Inc. 8.5% 7/1/18		1,765,000	1,456,125
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Aerospace & Defense - continued
Bombardier, Inc.:
6.3% 5/1/14 (h)		$ 1,575,000	$ 1,189,125
6.75% 5/1/12 (h)		2,140,000	1,819,000
7.45% 5/1/34 (h)		425,000	263,500
8% 11/15/14 (h)		915,000	768,600
			8,024,750
Airlines - 0.2%
American Airlines, Inc. pass-thru trust certificates:
6.817% 5/23/11		3,390,000	2,271,300
6.977% 11/23/22		1,189,103	618,334
8.608% 10/1/12		960,000	691,200
AMR Corp. 9% 8/1/12		485,000	218,250
Continental Airlines, Inc. pass-thru trust certificates:
7.566% 9/15/21		382,027	332,363
7.73% 9/15/12		19,588	13,907
7.875% 7/2/18		1,555,470	902,173
9.558% 9/1/19		248,494	144,127
9.798% 4/1/21		789,127	662,866
Delta Air Lines, Inc. pass-thru trust certificates:
7.57% 11/18/10		7,640,000	6,188,400
8.021% 8/10/22		1,002,104	521,094
8.954% 8/10/14		1,573,111	818,018
Northwest Airlines, Inc. pass-thru trust certificates 8.028% 11/1/17		1,165,000	640,750
United Air Lines, Inc. pass-thru trust certificates:
Class B, 7.336% 7/2/19		904,705	470,446
7.032% 4/1/12		544,479	500,920
7.186% 10/1/12		1,353,386	1,245,115
			16,239,263
Building Products - 0.0%
Nortek, Inc. 10% 12/1/13		3,025,000	2,057,000
Owens Corning 6.5% 12/1/16		1,430,000	1,065,007
Ply Gem Industries, Inc. 11.75% 6/15/13		1,415,000	820,700
			3,942,707
Commercial Services & Supplies - 0.2%
Allied Waste North America, Inc.:
6.875% 6/1/17		3,060,000	2,677,500
7.125% 5/15/16		2,040,000	1,795,200
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Allied Waste North America, Inc.: - continued
7.25% 3/15/15		$ 800,000	$ 706,000
7.875% 4/15/13		120,000	112,200
ARAMARK Corp.:
6.6925% 2/1/15 (n)		3,885,000	2,719,500
8.5% 2/1/15		3,370,000	2,847,650
Corrections Corp. of America 6.25% 3/15/13		1,280,000	1,126,400
Iron Mountain, Inc.:
6.625% 1/1/16		4,025,000	3,139,500
7.75% 1/15/15		2,545,000	2,137,800
8.625% 4/1/13		210,000	189,525
JohnsonDiversey, Inc. 9.625% 5/15/12		210,000	171,675
Rental Service Corp. 9.5% 12/1/14		1,405,000	702,500
United Rentals North America, Inc.:
7% 2/15/14		450,000	270,000
7.75% 11/15/13		300,000	180,000
US Investigations Services, Inc.:
10.5% 11/1/15 (h)		1,250,000	912,500
11.75% 5/1/16 (h)		950,000	598,500
			20,286,450
Electrical Equipment - 0.1%
General Cable Corp. 7.125% 4/1/17		700,000	462,000
Sensus Metering Systems, Inc. 8.625% 12/15/13		4,885,000	3,810,300
			4,272,300
Industrial Conglomerates - 0.2%
Covidien International Finance SA 6.55% 10/15/37		3,620,000	3,157,520
General Electric Co. 5.25% 12/6/17		15,620,000	14,313,387
Nell AF Sarl 8.375% 8/15/15 (h)		500,000	90,000
Sequa Corp.:
11.75% 12/1/15 (h)		1,415,000	622,600
13.5% 12/1/15 pay-in-kind (h)		728,793	252,891
			18,436,398
Machinery - 0.1%
Case Corp. 7.25% 1/15/16		1,705,000	1,219,075
RBS Global, Inc. / Rexnord Corp.:
8.875% 9/1/16		705,000	451,200
9.5% 8/1/14		425,000	293,250
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Machinery - continued
RBS Global, Inc. / Rexnord Corp.: - continued
11.75% 8/1/16		$ 705,000	$ 408,900
Terex Corp. 8% 11/15/17		5,965,000	4,235,150
			6,607,575
Marine - 0.0%
Navios Maritime Holdings, Inc. 9.5% 12/15/14		490,000	269,500
Professional Services - 0.0%
FTI Consulting, Inc.:
7.625% 6/15/13		2,105,000	1,873,450
7.75% 10/1/16		765,000	657,900
			2,531,350
Road & Rail - 0.1%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
7.625% 5/15/14		1,895,000	435,850
7.75% 5/15/16		2,145,000	493,350
CSX Corp. 6.25% 4/1/15		2,470,000	2,303,636
Hertz Corp.:
8.875% 1/1/14		3,020,000	1,510,000
10.5% 1/1/16		1,490,000	596,000
Kansas City Southern Railway Co. 8% 6/1/15		2,840,000	2,186,800
			7,525,636
Trading Companies & Distributors - 0.0%
Ashtead Capital, Inc. 9% 8/15/16 (h)		300,000	165,000
Ashtead Holdings PLC 8.625% 8/1/15 (h)		275,000	154,000
Penhall International Corp. 12% 8/1/14 (h)		60,000	24,000
VWR Funding, Inc. 10.25% 7/15/15		1,560,000	920,400
			1,263,400
TOTAL INDUSTRIALS			89,399,329
INFORMATION TECHNOLOGY - 0.4%
Communications Equipment - 0.1%
L-3 Communications Corp.:
5.875% 1/15/15		2,150,000	1,741,500
6.125% 7/15/13		1,430,000	1,208,350
7.625% 6/15/12		440,000	409,200
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Lucent Technologies, Inc.:
6.45% 3/15/29		$ 2,700,000	$ 1,363,500
6.5% 1/15/28		1,940,000	999,100
Nortel Networks Corp. 9.0025% 7/15/11 (n)		270,000	74,925
			5,796,575
Computers & Peripherals - 0.0%
Seagate Technology HDD Holdings 6.8% 10/1/16		3,825,000	2,218,500
Electronic Equipment & Components - 0.2%
Celestica, Inc. 7.875% 7/1/11		1,450,000	1,232,500
Flextronics International Ltd.:
6.25% 11/15/14		240,000	175,200
6.5% 5/15/13		2,510,000	1,907,600
Jabil Circuit, Inc. 8.25% 3/15/18		2,360,000	1,935,200
Texas Competitive Electric Holdings Co. LLC:
Series A, 10.25% 11/1/15 (h)		4,110,000	2,589,300
Series B, 10.25% 11/1/15 (h)		3,900,000	2,457,000
10.5% 11/1/16 pay-in-kind (h)(n)		3,965,000	2,066,756
Tyco Electronics Group SA 7.125% 10/1/37		1,895,000	1,468,034
			13,831,590
IT Services - 0.0%
Iron Mountain, Inc. 8% 6/15/20		705,000	534,038
SunGard Data Systems, Inc.:
9.125% 8/15/13		2,185,000	1,660,600
10.25% 8/15/15		990,000	574,200
			2,768,838
Office Electronics - 0.1%
Xerox Capital Trust I 8% 2/1/27		6,525,000	4,789,259
Xerox Corp. 7.625% 6/15/13		815,000	684,600
			5,473,859
Semiconductors & Semiconductor Equipment - 0.0%
Amkor Technology, Inc. 9.25% 6/1/16		865,000	484,400
Avago Technologies Finance Ltd. 10.125% 12/1/13		1,020,000	827,475
Freescale Semiconductor, Inc.:
6.6938% 12/15/14 (n)		1,045,000	266,475
8.875% 12/15/14		1,140,000	393,300
9.125% 12/15/14 pay-in-kind (n)		1,110,000	233,100
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
NXP BV:
7.5025% 10/15/13 (n)		$ 380,000	$ 91,200
9.5% 10/15/15		1,125,000	202,500
			2,498,450
Software - 0.0%
SS&C Technologies, Inc. 11.75% 12/1/13		95,000	84,550
TOTAL INFORMATION TECHNOLOGY			32,672,362
MATERIALS - 0.8%
Chemicals - 0.1%
Airgas, Inc. 7.125% 10/1/18 (h)		1,265,000	1,037,300
Berry Plastics Corp. 9.5025% 2/15/15 (n)		2,080,000	1,518,400
Chemtura Corp. 6.875% 6/1/16		645,000	335,400
Equistar Chemicals LP 7.55% 2/15/26		350,000	108,500
JohnsonDiversey Holdings, Inc. 10.67% 5/15/13		480,000	345,600
Momentive Performance Materials, Inc. 9.75% 12/1/14		4,500,000	1,732,500
Nalco Co. 7.75% 11/15/11		2,105,000	1,852,400
NOVA Chemicals Corp.:
5.72% 11/15/13 (n)		1,330,000	698,250
6.5% 1/15/12		4,110,000	2,733,150
Pliant Corp. 11.35% 6/15/09 (f)		60,253	18,076
PolyOne Corp. 8.875% 5/1/12		1,410,000	803,700
			11,183,276
Containers & Packaging - 0.1%
BWAY Corp. 10% 10/15/10		940,000	808,400
Crown Americas LLC/Crown Americas Capital Corp. 7.75% 11/15/15		700,000	630,000
Crown Cork & Seal, Inc.:
7.375% 12/15/26		780,000	499,200
8% 4/15/23		335,000	264,650
Graphic Packaging International, Inc. 8.5% 8/15/11		1,005,000	804,000
Greif, Inc. 6.75% 2/1/17		3,195,000	2,651,850
Jefferson Smurfit Corp. U.S. 7.5% 6/1/13		170,000	49,300
Owens-Brockway Glass Container, Inc. 8.25% 5/15/13		1,840,000	1,711,200
Rock-Tenn Co. 9.25% 3/15/16 (h)		2,215,000	1,904,900
Vitro SAB de CV 8.625% 2/1/12		2,765,000	746,550
			10,070,050
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
MATERIALS - continued
Metals & Mining - 0.4%
Evraz Group SA:
8.875% 4/24/13 (h)		$ 5,785,000	$ 2,487,550
9.5% 4/24/18 (h)		715,000	296,725
FMG Finance Property Ltd.:
6.8106% 9/1/11 (h)(n)		1,490,000	923,800
10% 9/1/13 (h)		6,810,000	3,677,400
10.625% 9/1/16 (h)		884,000	512,720
Freeport-McMoRan Copper & Gold, Inc.:
8.25% 4/1/15		6,000,000	4,230,000
8.375% 4/1/17		5,545,000	3,798,325
Noranda Aluminium Acquisition Corp. 6.595% 5/15/15 pay-in-kind (n)		500,000	175,000
Novelis, Inc. 7.25% 2/15/15		1,100,000	638,000
RathGibson, Inc. 11.25% 2/15/14		350,000	213,500
Rio Tinto Finance Ltd.:
6.5% 7/15/18		7,128,000	4,898,739
7.125% 7/15/28		8,900,000	5,888,685
Steel Dynamics, Inc.:
6.75% 4/1/15		4,235,000	2,583,350
7.375% 11/1/12		2,000,000	1,430,000
7.75% 4/15/16 (h)		1,285,000	783,850
United States Steel Corp. 6.65% 6/1/37		3,395,000	1,833,300
Vale Overseas Ltd. 6.25% 1/23/17		2,685,000	2,430,747
Vedanta Resources PLC 6.625% 2/22/10 (h)		2,000,000	1,620,000
			38,421,691
Paper & Forest Products - 0.2%
Abitibi-Consolidated, Inc. 13.75% 4/1/11 (h)		1,210,000	847,000
Catalyst Paper Corp. 8.625% 6/15/11		1,390,000	785,350
Domtar Corp.:
5.375% 12/1/13		1,055,000	696,300
7.125% 8/15/15		975,000	682,500
Georgia-Pacific Corp.:
7% 1/15/15 (h)		6,505,000	4,878,750
8.125% 5/15/11		3,130,000	2,676,150
8.875% 5/15/31		1,510,000	981,500
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
MATERIALS - continued
Paper & Forest Products - continued
Stone Container Corp. 8.375% 7/1/12		$ 2,545,000	$ 738,050
Stone Container Finance Co. 7.375% 7/15/14		300,000	90,000
			12,375,600
TOTAL MATERIALS			72,050,617
TELECOMMUNICATION SERVICES - 1.8%
Diversified Telecommunication Services - 1.3%
AT&T, Inc.:
6.3% 1/15/38		40,171,000	32,488,497
6.8% 5/15/36		11,484,000	9,845,291
BellSouth Capital Funding Corp. 7.875% 2/15/30		1,060,000	975,508
Cincinnati Bell, Inc. 8.375% 1/15/14		4,195,000	3,104,300
Citizens Communications Co.:
6.25% 1/15/13		1,300,000	1,053,000
9% 8/15/31		1,290,000	709,500
Indosat Finance Co. BV 7.75% 11/5/10		1,085,000	868,000
Intelsat Ltd.:
6.5% 11/1/13		3,700,000	1,739,000
7.625% 4/15/12		5,385,000	3,069,450
11.25% 6/15/16		1,975,000	1,560,250
Level 3 Financing, Inc.:
6.845% 2/15/15 (n)		255,000	104,550
8.75% 2/15/17		2,120,000	1,017,600
9.25% 11/1/14		780,000	401,700
Qwest Communications International, Inc. 7.5% 2/15/14		655,000	412,650
Qwest Corp.:
6.0688% 6/15/13 (n)		1,870,000	1,309,000
6.5% 6/1/17		1,925,000	1,347,500
7.5% 10/1/14		2,720,000	2,040,000
7.625% 6/15/15		2,225,000	1,713,250
SBC Communications, Inc.:
6.15% 9/15/34		350,000	273,373
6.45% 6/15/34		370,000	297,756
Sistema Capital SA 8.875% 1/28/11 (Reg. S)		1,280,000	780,800
Sprint Capital Corp.:
6.875% 11/15/28		16,770,000	8,217,300
7.625% 1/30/11		405,000	291,600
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Sprint Capital Corp.: - continued
8.375% 3/15/12		$ 905,000	$ 615,400
8.75% 3/15/32		570,000	296,400
Telecom Italia Capital SA 7.2% 7/18/36		9,915,000	6,643,050
Telefonica Emisiones SAU 7.045% 6/20/36		4,999,000	4,137,442
Time Warner Telecom Holdings, Inc. 9.25% 2/15/14		3,795,000	2,998,050
U.S. West Communications:
6.875% 9/15/33		1,540,000	920,150
7.5% 6/15/23		3,760,000	2,519,200
Verizon Communications, Inc.:
6.1% 4/15/18		6,000,000	5,234,850
6.25% 4/1/37		2,348,000	1,845,979
6.4% 2/15/38		7,621,000	6,175,639
6.9% 4/15/38		6,295,000	5,256,822
Verizon Global Funding Corp. 7.75% 12/1/30		5,296,000	4,711,057
			114,973,914
Wireless Telecommunication Services - 0.5%
American Tower Corp. 7.125% 10/15/12		1,820,000	1,710,800
Cricket Communications, Inc.:
9.375% 11/1/14		1,265,000	1,012,000
10% 7/15/15 (h)		2,130,000	1,767,900
Digicel Group Ltd.:
8.875% 1/15/15 (h)		7,220,000	3,898,800
9.125% 1/15/15 pay-in-kind (h)(n)		2,575,000	1,326,125
9.25% 9/1/12 (h)		820,000	631,400
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
6.375% 6/15/15		1,880,000	1,532,200
7.625% 5/15/16		1,415,000	1,192,138
8.375% 3/15/13		3,395,000	3,089,450
Intelsat Jackson Holdings Ltd.:
9.5% 6/15/16 (h)		5,450,000	4,523,500
11.5% 6/15/16 (h)		765,000	596,700
Intelsat Subsidiary Holding Co. Ltd. 8.875% 1/15/15 (h)		5,155,000	4,291,538
MetroPCS Wireless, Inc. 9.25% 11/1/14		1,855,000	1,521,100
Millicom International Cellular SA 10% 12/1/13		3,110,000	2,581,300
Mobile Telesystems Finance SA 8% 1/28/12 (h)		4,429,000	3,144,590
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Nextel Communications, Inc.:
6.875% 10/31/13		$ 4,920,000	$ 2,066,400
7.375% 8/1/15		640,000	256,000
Orascom Telecom Finance SCA 7.875% 2/8/14 (h)		3,800,000	2,014,000
Pakistan Mobile Communications Ltd. 8.625% 11/13/13 (h)		2,620,000	1,048,000
Sprint Nextel Corp. 6% 12/1/16		3,345,000	1,856,475
Telecom Personal SA 9.25% 12/22/10 (h)		4,320,000	3,283,200
Vimpel Communications:
8.375% 4/30/13 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (h)		3,505,000	1,927,750
9.125% 4/30/18 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (h)		1,150,000	488,750
			45,760,116
TOTAL TELECOMMUNICATION SERVICES			160,734,030
UTILITIES - 1.9%
Electric Utilities - 1.0%
Commonwealth Edison Co.:
5.4% 12/15/11		1,923,000	1,832,511
5.8% 3/15/18		10,485,000	9,139,020
6.15% 9/15/17		5,140,000	4,484,522
Duke Energy Carolinas LLC:
5.25% 1/15/18		4,710,000	4,459,941
6.05% 4/15/38		4,552,000	4,199,352
Edison Mission Energy:
7% 5/15/17		2,095,000	1,571,250
7.2% 5/15/19		4,865,000	3,551,450
7.625% 5/15/27		2,615,000	1,778,200
EDP Finance BV 6% 2/2/18 (h)		5,953,000	5,063,723
Enel Finance International SA:
6.25% 9/15/17 (h)		2,667,000	2,328,224
6.8% 9/15/37 (h)		16,141,000	12,256,369
Energy Future Holdings:
10.875% 11/1/17 (h)		4,420,000	2,873,000
11.25% 11/1/17 pay-in-kind (h)(n)		4,680,000	2,436,720
Illinois Power Co. 6.125% 11/15/17		2,700,000	2,324,219
Intergen NV 9% 6/30/17 (h)		6,405,000	5,316,150
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
UTILITIES - continued
Electric Utilities - continued
IPALCO Enterprises, Inc. 7.25% 4/1/16 (h)		$ 4,440,000	$ 3,552,000
Majapahit Holding BV 7.75% 10/17/16		840,000	470,400
Mirant Americas Generation LLC:
8.3% 5/1/11		1,060,000	980,500
8.5% 10/1/21		2,575,000	1,815,375
9.125% 5/1/31		340,000	244,800
National Power Corp. 6.875% 11/2/16 (h)		2,005,000	1,413,525
Nevada Power Co. 6.5% 5/15/18		790,000	687,300
Orion Power Holdings, Inc. 12% 5/1/10		70,000	67,900
PPL Capital Funding, Inc. 6.7% 3/30/67 (n)		2,290,000	1,030,500
Southern California Edison Co. 5.95% 2/1/38		3,750,000	3,550,136
Virginia Electric & Power Co. 5.4% 4/30/18		12,750,000	11,413,813
			88,840,900
Gas Utilities - 0.1%
Dynegy Holdings, Inc.:
8.375% 5/1/16		3,070,000	2,118,300
8.75% 2/15/12		1,325,000	1,116,313
Intergas Finance BV:
6.375% 5/14/17 (Reg. S)		1,250,000	737,500
6.875% 11/4/11 (Reg. S)		3,045,000	2,253,300
Transportadora de Gas del Sur SA 7.875% 5/14/17 (h)		2,580,000	1,238,400
			7,463,813
Independent Power Producers & Energy Traders - 0.4%
AES Corp.:
7.75% 3/1/14		5,400,000	3,942,000
7.75% 10/15/15		3,210,000	2,222,925
8% 10/15/17		1,615,000	1,098,200
Allegheny Energy Supply Co. LLC 7.8% 3/15/11		9,060,000	8,788,200
Mirant North America LLC 7.375% 12/31/13		2,000,000	1,697,500
NRG Energy, Inc.:
7.25% 2/1/14		3,290,000	2,697,800
7.375% 2/1/16		3,750,000	3,037,500
7.375% 1/15/17		4,070,000	3,256,000
PPL Energy Supply LLC 6.5% 5/1/18		6,895,000	5,282,418
Reliant Energy, Inc.:
6.75% 12/15/14		1,940,000	1,571,400
7.625% 6/15/14		4,570,000	3,473,200
7.875% 6/15/17		835,000	609,550
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
UTILITIES - continued
Independent Power Producers & Energy Traders - continued
Tenaska Alabama Partners LP 7% 6/30/21 (h)		$ 448,546	$ 340,895
TXU Corp. 5.55% 11/15/14		3,140,000	1,632,800
			39,650,388
Multi-Utilities - 0.4%
Aquila, Inc. 11.875% 7/1/12 (f)(n)		155,000	147,250
CMS Energy Corp.:
6.3% 2/1/12		140,000	116,200
6.55% 7/17/17		5,620,000	4,373,377
Dominion Resources, Inc. 7.5% 6/30/66 (n)		9,800,000	4,998,000
MidAmerican Energy Holdings, Co.:
5.75% 4/1/18		5,000,000	4,446,275
6.5% 9/15/37		17,430,000	14,580,247
NiSource Finance Corp.:
5.45% 9/15/20		1,650,000	972,868
6.8% 1/15/19		10,000,000	7,289,870
			36,924,087
TOTAL UTILITIES			172,879,188
TOTAL NONCONVERTIBLE BONDS			1,547,715,496
TOTAL CORPORATE BONDS (Cost $2,022,912,090)			1,551,903,162
U.S. Government and Government Agency Obligations - 9.8%

U.S. Government Agency Obligations - 1.3%
Fannie Mae:
4.375% 7/17/13 (j)		8,745,000	9,195,219
4.75% 11/19/12		24,650,000	26,146,329
5% 2/16/12		8,000,000	8,492,500
Federal Home Loan Bank 3.625% 5/29/13		15,625,000	15,917,188
Freddie Mac 5.25% 7/18/11 (g)		50,000,000	53,278,400
Tennessee Valley Authority 5.375% 4/1/56		385,000	410,837
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			113,440,473
U.S. Government and Government Agency Obligations - continued
		Principal Amount (d)	Value
U.S. Treasury Inflation Protected Obligations - 6.4%
U.S. Treasury Inflation-Indexed Notes:
1.625% 1/15/18		$ 85,221,408	$ 75,361,044
2% 1/15/14 (j)		334,144,001	300,679,202
2% 7/15/14		75,447,450	67,313,357
2.625% 7/15/17		141,827,921	134,711,899
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS			578,065,502
U.S. Treasury Obligations - 2.1%
U.S. Treasury Notes:
1.5% 10/31/10		48,345,000	48,835,992
3.125% 9/30/13		55,225,000	58,447,876
4.125% 8/31/12		35,285,000	38,951,323
4.5% 9/30/11 (j)		41,855,000	45,713,529
TOTAL U.S. TREASURY OBLIGATIONS			191,948,720
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $927,848,829)			883,454,695
U.S. Government Agency - Mortgage Securities - 16.8%

Fannie Mae - 14.9%
3.998% 10/1/33 (n)		1,419,544	1,404,145
4.361% 5/1/35 (n)		2,331,930	2,351,989
4.5% 4/1/20		2,194,147	2,214,460
4.978% 5/1/35 (n)		2,448,242	2,449,123
5% 8/1/18 to 9/1/38		130,375,010	131,502,348
5% 12/11/38 (i)		29,000,000	29,190,313
5% 12/11/38 (i)		50,000,000	50,328,125
5% 12/11/38 (i)		50,000,000	50,328,125
5.291% 12/1/35 (n)		1,145,482	1,148,656
5.301% 2/1/36 (n)		2,015,606	2,021,077
5.5% 10/1/17 to 11/1/37		452,961,713	462,009,795
5.5% 12/11/38 (i)		192,000,000	195,210,010
5.593% 7/1/37 (n)		1,276,047	1,283,902
6% 6/1/22 to 3/1/38		249,825,005	256,400,768
6% 12/11/38 (i)		50,000,000	51,132,810
6.022% 4/1/36 (n)		1,003,174	1,011,660
6.243% 6/1/36 (n)		394,271	391,566
6.328% 4/1/36 (n)		1,017,036	1,029,392
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (d)	Value
Fannie Mae - continued
6.5% 12/1/34 to 8/1/37		$ 29,702,127	$ 30,635,482
6.5% 12/1/38 (i)		18,000,000	18,502,031
6.5% 12/11/38 (i)		25,000,000	25,697,265
6.5% 12/11/38 (i)		25,000,000	25,697,265
TOTAL FANNIE MAE			1,341,940,307
Freddie Mac - 1.9%
4.391% 1/1/35 (n)		4,654,068	4,566,970
4.621% 2/1/35 (n)		4,799,460	4,723,630
4.722% 10/1/35 (n)		10,332,307	10,261,474
5.5% 11/1/17		3,699,320	3,779,115
5.735% 10/1/35 (n)		735,656	736,973
5.86% 6/1/36 (n)		1,168,136	1,174,937
5.997% 7/1/37 (n)		5,889,014	5,950,245
6% 10/1/35 to 3/1/38		84,862,892	86,821,426
6% 12/1/38 (i)		25,000,000	25,548,828
6% 12/11/38 (i)		22,000,000	22,482,968
6.024% 6/1/36 (n)		1,091,970	1,099,250
6.053% 4/1/36 (n)		1,847,942	1,859,919
6.097% 6/1/36 (n)		1,128,251	1,134,496
TOTAL FREDDIE MAC			170,140,231
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,488,997,014)			1,512,080,538
Asset-Backed Securities - 0.9%

ACE Securities Corp. Home Equity Loan Trust Series 2005-SD1 Class A1, 1.795% 11/25/50 (n)		11,591	9,210
Advanta Business Card Master Trust:
Series 2006-A6 Class A6, 1.4825% 9/20/13 (n)		4,980,000	3,834,600
Series 2006-A7 Class A7, 1.4725% 10/20/12 (n)		5,440,000	4,188,800
Series 2007-A1 Class A, 1.5025% 1/20/15 (n)		3,650,000	2,799,331
Series 2007-D1 Class D, 2.8525% 1/22/13 (h)(n)		2,590,000	388,500
Airspeed Ltd. Series 2007-1A Class C1, 3.9225% 6/15/32 (h)(n)		4,685,120	2,084,878
AmeriCredit Prime Automobile Receivables Trust Series 2007-1 Class E, 6.96% 3/31/16 (h)		2,102,628	1,261,577
Asset-Backed Securities - continued
		Principal Amount (d)	Value
Anthracite CDO II Ltd. Series 2002-2A:
Class F, 7.6% 12/24/37 (h)		$ 160,000	$ 72,352
Class G, 9.75% 12/24/37 (h)		210,000	87,591
Anthracite CDO III Ltd./Anthracite CDO III Corp. Series 2004-1A Class A, 1.7588% 3/23/19 (h)(n)		271,675	185,443
Capital Auto Receivables Asset Trust Series 2006-1:
Class C, 5.55% 1/18/11		1,500,000	1,405,934
Class D, 7.16% 1/15/13 (h)		160,000	112,000
Capital Trust RE CDO Ltd./Capital Trust RE CDO Corp. Series 2005-3A Class A2, 5.16% 6/25/35 (h)		460,000	360,558
CapitalSource Real Estate Loan Trust Series 2006-1A Class A2A, 4.7525% 1/20/37 (h)(n)		250,000	118,750
Capmark VII Ltd. Series 2006-7A Class H, 2.9725% 8/20/36 (h)(n)		500,000	7,500
Carrington Mortgage Loan Trust Series 2006-NC3 Class M10, 3.395% 8/25/36 (h)(n)		290,000	8,555
Countrywide Home Loan Trust Series 2006-13N Class N, 7% 8/25/37 (h)		480,708	29,804
Crest Clarendon Street Ltd./Crest Clarendon Corp. Series 2002-1A:
Class B1, 6.065% 12/28/35 (h)		500,000	325,000
Class B2, 5.1188% 12/28/35 (h)(n)		500,000	315,000
Crest Dartmouth Street Ltd./Crest Dartmouth Street Corp. Series 2003-1A Class D, 9% 6/28/38 (h)		100,000	47,660
DB Master Finance LLC Series 2006-1 Class M1, 8.285% 6/20/31 (h)		235,000	150,510
Ford Credit Auto Owner Trust:
Series 2006-B Class D, 7.26% 2/15/13 (h)		1,175,000	587,500
Series 2006-C Class D, 6.89% 5/15/13 (h)		915,000	457,500
Series 2007-A Class D, 7.05% 12/15/13 (h)		970,000	485,000
GS Auto Loan Trust Series 2006-1 Class D, 6.25% 1/15/14 (h)		663,436	371,524
GSAMP Trust Series 2004-AR1 Class B4, 5% 6/25/34 (h)(n)		421,734	109,651
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3 Class E, 3.045% 9/25/46 (h)(n)		250,000	25,000
Home Equity Asset Trust Series 2006-3N Class B, 6.5% 8/27/36 (c)(h)		250,000	0
Kent Funding III Ltd. Series 2006-3A Class D, 6.2713% 10/29/47 (n)		248,742	2,487
Leafs CMBS I Ltd. Series 2002-1A Class D, 4.13% 11/20/37 (h)		155,000	120,738
Luminent Mortgage Trust Series 2006-5 Class A1A, 1.585% 7/25/36 (n)		16,972,915	6,574,066
Asset-Backed Securities - continued
		Principal Amount (d)	Value
Marathon Real Estate CDO Ltd. Series 2006-1A Class B, 1.825% 5/25/46 (h)(n)		$ 250,000	$ 105,000
Merna Reinsurance Ltd. Series 2007-1 Class B, 5.5119% 6/30/12 (h)(n)		5,400,000	5,004,180
N-Star Real Estate CDO Ltd. Series 1A:
Class B1, 3.8563% 8/28/38 (h)(n)		195,000	97,500
Class C1B, 7.696% 8/28/38 (h)		63,000	18,900
Newcastle CDO VIII Series 2006-8A Class 10, 5.5088% 11/1/52 (h)(n)		250,000	12,500
Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 2.645% 5/25/35 (n)		134,000	8,078
Prima Capital CDO Ltd./Prima Capital CDO Corp. Series 2005-1A Class A2, 4.646% 7/24/39 (h)		350,289	310,904
Residential Asset Securities Corp. Series 2007-KS2 Class AI1, 1.465% 2/25/37 (n)		2,098,587	1,814,885
Resource Real Estate Funding CDO Series 2007-1A Class J, 6.2088% 9/1/46 (h)(n)		250,000	25,000
SIRENS B.V. Series 2007-2 Class A1, 6.55% 4/13/10 (h)(n)		10,000,000	4,857,000
Structured Asset Securities Corp. Series 2007-BC4 Class A3, 3.5088% 11/25/37 (n)		14,750,579	13,143,725
Superior Wholesale Inventory Financing Trust VII Series 2003-A8 Class CTFS, 1.8725% 3/15/11 (h)(n)		14,070,000	13,463,231
Swift Master Auto Receivables Trust Series 2007-1 Class B, 1.6425% 6/15/12 (n)		3,285,000	2,667,891
TIAA Real Estate CDO Ltd./TIAA Real Estate CDO Corp.:
Series 2002-1A:
Class IIFX, 6.77% 5/22/37 (h)		225,000	45,000
Class IV, 6.84% 5/22/37 (h)		235,000	160,126
Series 2003-1A Class B2, 5.4802% 12/28/38 (h)		100,000	49,810
Wachovia Auto Loan Owner Trust Series 2006-2A Class E, 7.05% 5/20/14 (h)		1,390,000	411,977
Wachovia Ltd./Wachovia LLC Series 2006-1A:
Class F, 4.3613% 9/25/26 (h)(n)		250,000	37,500
Class G, 4.5613% 9/25/26 (h)(n)		250,000	30,000
WaMu Asset-Backed Certificates Series 2006-HE5 Class B1, 3.895% 10/25/36 (h)(n)		875,665	76,139
WaMu Master Note Trust:
Series 2007-A2 Class A2, 1.4525% 5/15/14 (h)(n)		12,710,000	10,379,839
Asset-Backed Securities - continued
		Principal Amount (d)	Value
WaMu Master Note Trust: - continued
Series 2007-A4A Class A4, 5.2% 10/15/14 (h)		$ 4,170,000	$ 3,210,900
Wrightwood Capital Real Estate CDO Ltd. Series 2005-1A Class D, 3.0225% 11/21/40 (h)(n)		305,000	36,600
TOTAL ASSET-BACKED SECURITIES (Cost $106,358,114)			82,493,704
Collateralized Mortgage Obligations - 1.9%

Private Sponsor - 1.2%
ABN AMRO Mortgage Corp.:
Series 2003-2 Class B4, 5.3302% 3/25/18 (n)		173,988	43,497
Series 2003-9 Class B5, 4.5164% 8/25/18 (h)		294,021	36,753
Banc of America Mortgage Securities, Inc.:
Series 2004-7 Class 15B4, 5.3053% 8/25/19 (h)(n)		74,603	2,238
Series 2004-A Class 2A2, 4.1069% 2/25/34 (n)		1,912,341	1,432,083
Bayview Commercial Asset Trust Series 2006-3A Class IO, 2.3908% 10/25/36 (h)(n)(p)		14,252,486	1,111,694
Chase Mortgage Finance Trust Series 2007-A1 Class 1A5, 4.8511% 2/25/37 (n)		1,634,562	1,230,138
Citigroup Mortgage Loan Trust Series 2004-UST1:
Class A3, 4.6606% 8/25/34 (n)		2,280,656	1,664,803
Class A4, 4.3903% 8/25/34 (n)		2,058,421	1,506,267
Countrywide Alternative Loan Trust Series 2006-OC5N Class N, 7.25% 7/25/37 (h)		78,237	1,234
Countrywide Home Loans, Inc.:
Series 2003-28 Class B3, 5.5% 8/25/33		91,310	22,828
Series 2003-35 Class B, 4.6391% 9/25/18 (n)		159,381	31,876
Series 2003-46 Class 4A1, 4.6979% 1/19/34 (n)		20,952,215	15,392,874
Credit Suisse First Boston Mortgage Securities Corp.:
floater Series 2007-AR7 Class 2A1, 4.5901% 11/25/34 (n)		1,722,481	1,308,284
Series 2003-17 Class B4, 5.389% 6/25/33 (h)(n)		379,106	66,344
Series 2004-3 Class DB4, 5.8411% 4/25/34 (n)		116,251	2,906
CWALT, Inc.:
floater Series 2005-56:
Class 1A1, 2.125% 11/25/35 (n)		19,467,636	8,262,729
Class 2A3, 4.165% 11/25/35 (n)		9,706,852	5,542,006
Series 2005-56 Class 4A1, 1.705% 11/25/35 (n)		7,830,820	3,367,253
Diversified REIT Trust Series 1999-1A:
Class F, 6.78% 3/18/11 (h)(n)		250,000	248,547
Class G, 6.78% 3/18/11 (h)(n)		250,000	252,100
Collateralized Mortgage Obligations - continued
		Principal Amount (d)	Value
Private Sponsor - continued
GMAC Commercial Mortgage Securities, Inc. Series 1993-C3 Class L, 6.974% 8/15/36 (h)		$ 284,999	$ 14,250
GMAC Mortgage Loan Trust Series 2003-J10 Class B2, 4.75% 1/25/19 (h)		152,717	15,272
JPMorgan Mortgage Trust:
Series 2004-A1 Class 2A1, 4.5011% 2/25/34 (n)		1,812,409	1,404,895
Series 2004-A5 Class 2A1, 4.6192% 12/25/34 (n)		3,032,998	3,010,724
Series 2006-A2 Class 5A1, 4.7753% 11/25/33 (n)		8,529,350	5,950,381
LB Commercial Conduit Mortgage Trust Series 1998-C4 Class F, 6% 10/15/35 (h)		125,000	123,470
Luminent Mortgage Trust floater Series 2006-1 Class A1, 1.635% 4/25/36 (n)		20,886,969	8,367,011
Merrill Lynch Floating Trust floater Series 2006-1 Class TM, 1.9225% 6/15/22 (h)(n)		8,861,703	5,449,947
Merrill Lynch Mortgage Trust Series 2002-MW1 Class E, 6.219% 7/12/34 (h)		90,000	44,408
Provident Funding Mortgage Loan Trust Series 2005-2 Class 3A, 4.6291% 10/25/35 (n)		3,156,023	2,381,290
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-CB1:
Class B4, 3.4175% 6/10/35 (h)(n)		27,136	16,170
Class B5, 4.0175% 6/10/35 (h)(n)		20,352	11,906
Class B6, 4.5175% 6/10/35 (h)(n)		10,176	5,732
Residential Accredit Loans, Inc. floater Series 2005-QO5 Class A1, 3.665% 1/25/46 (n)		18,670,226	8,028,197
Residential Funding Mortgage Securities I, Inc. Series 2004-SA1 Class A2, 4.2911% 7/25/34 (n)		1,843,187	1,387,927
RESIX Finance Ltd. floater Series 2007-A Class BB, 4.7725% 2/15/39 (h)(n)		494,132	37,752
Structured Asset Mortgage Investments, Inc. floater Series 2006-AR6 Class 2A1, 3.4488% 7/25/46 (n)		33,739,054	12,933,384
Structured Asset Securities Corp.:
floater:
Series 2005-AR1 Class B1, 3.395% 9/25/35 (h)(n)		303,583	2,372
Series 2006-BC5 Class B, 3.895% 12/25/36 (h)(n)		1,050,000	20,118
Series 2003-15A Class 4A, 5.4533% 4/25/33 (n)		1,561,929	1,222,758
Series 2003-20 Class 1A1, 5.5% 7/25/33		1,014,185	792,809
Wells Fargo Mortgage Backed Securities Trust:
Series 2003-12 Class B6, 4.75% 11/25/18 (h)		289,009	36,126
Series 2004-EE Class 2A2, 4.2014% 12/25/34 (n)		1,664,443	1,238,189
Series 2004-H Class A1, 4.5293% 6/25/34 (n)		4,087,015	3,014,174
Series 2005-AR10 Class 2A2, 4.2066% 6/25/35 (n)		3,672,533	2,441,515
Collateralized Mortgage Obligations - continued
		Principal Amount (d)	Value
Private Sponsor - continued
Wells Fargo Mortgage Backed Securities Trust: - continued
Series 2005-AR12 Class 2A6, 4.3445% 7/25/35 (n)		$ 1,579,271	$ 1,051,599
Series 2005-AR3 Class 2A1, 4.4116% 3/25/35 (n)		2,693,011	1,800,755
TOTAL PRIVATE SPONSOR			102,329,585
U.S. Government Agency - 0.7%
Fannie Mae subordinate REMIC pass-thru certificates:
planned amortization class:
Series 2001-68 Class QZ, 5.5% 12/25/16		4,229,921	4,296,593
Series 2002-9 Class PC, 6% 3/25/17		635,053	650,192
sequential payer Series 2002-77 Class CB, 5% 12/25/17		48,250,000	49,239,789
Freddie Mac Multi-class participation certificates guaranteed sequential payer:
Series 2467 Class NB, 5% 7/15/17		5,495,000	5,578,852
Series 2528 Class HN, 5% 11/15/17		5,515,000	5,606,190
TOTAL U.S. GOVERNMENT AGENCY			65,371,616
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $192,793,884)			167,701,201
Commercial Mortgage Securities - 1.9%

Asset Securitization Corp.:
Series 1996-D2 Class B1A, 8.934% 2/14/29 (h)(n)		750,000	640,235
Series 1997-D4:
Class B2, 7.525% 4/14/29		1,494,104	1,300,629
Class B5, 7.525% 4/14/29		129,000	18,352
Banc of America Commercial Mortgage Trust Series 2008-1 Class D, 6.3887% 2/10/51 (h)(n)		125,000	30,000
Banc of America Commercial Mortgage, Inc.:
sequential payer:
Series 2005-1 Class A3, 4.877% 11/10/42		656,131	610,087
Series 2007-1 Class A2, 5.381% 1/15/49		4,040,000	3,123,098
Series 2004-1 Class F, 5.279% 11/10/39 (h)		185,000	60,855
Series 2004-5 Class G, 5.3902% 11/10/41 (h)(n)		135,000	27,901
Bear Stearns Commercial Mortgage Securities Trust:
Series 1999-C1:
Class G, 5.64% 2/14/31 (h)		60,000	39,787
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Bear Stearns Commercial Mortgage Securities Trust: - continued
Class I, 5.64% 2/14/31 (h)		$ 170,000	$ 34,000
Series 2007-BBA8:
Class K, 2.6225% 3/15/22 (h)(n)		105,000	57,750
Class L, 3.3225% 3/15/22 (h)(n)		214,000	100,580
Chase Commercial Mortgage Securities Corp. Series 1998-2 Class J, 6.39% 11/18/30 (h)		490,787	78,428
Citigroup Commercial Mortgage Trust:
sequential payer Series 2006-C5 Class A4, 5.431% 10/15/49		9,955,000	6,466,482
Series 2006-FL2 Class CNP3, 2.6225% 8/16/21 (h)(n)		5,182,308	2,072,923
Series 2007-C6 Class A1, 5.622% 12/10/49 (n)		9,434,404	8,222,298
Series 2007-FL3A Class A2, 1.5625% 4/15/22 (h)(n)		6,878,000	3,439,000
Citigroup/Deutsche Bank Commercial Mortgage Trust sequential payer:
Series 2006-CD2 Class A4, 5.5447% 1/15/46 (n)		10,435,000	7,014,789
Series 2007-CD4 Class A2A, 5.237% 12/11/49		10,000,000	7,904,163
Claregold Trust Series 2007-2A:
Class F, 5.01% 5/15/44 (n)	CAD	138,000	49,523
Class G, 5.01% 5/15/44 (n)	CAD	30,000	9,578
Class H, 5.01% 5/15/44 (n)	CAD	20,000	5,930
Class J, 5.01% 5/15/44 (n)	CAD	20,000	5,352
Class K, 5.01% 5/15/44 (n)	CAD	10,000	2,314
Class L, 5.01% 5/15/44 (n)	CAD	36,000	7,602
Class M, 5.01% 5/15/44 (n)	CAD	165,000	32,289
COMM pass-thru certificates Series 2001-J2A Class F, 7.1576% 7/16/34 (h)(n)		190,000	62,535
Commercial Mortgage Acceptance Corp. Series 1998-C1 Class G, 6.21% 7/15/31 (h)		500,000	198,229
Commercial Mortgage Asset Trust Series 1999-C1 Class F, 6.25% 1/17/32 (h)		550,000	324,347
Credit Suisse Commercial Mortgage Trust sequential payer Series 2007-C2 Class A2, 5.448% 1/15/49 (n)		10,150,000	7,909,372
Credit Suisse First Boston Mortgage Securities Corp.:
Series 1997-C2 Class F, 7.46% 1/17/35 (n)		500,000	430,577
Series 1998-C1 Class H, 6% 5/17/40 (h)		130,000	24,848
Series 2001-SPGA Class C, 6.809% 8/13/18 (h)		190,000	113,188
Series 2003-C3:
Class D, 4.131% 5/15/38		120,000	62,148
Class J, 4.231% 5/15/38 (h)		300,000	69,567
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Credit Suisse Mortgage Capital Certificates floater Series 2007-TFL1 Class L, 3.3225% 2/15/22 (h)(n)		$ 100,000	$ 10,000
Crest Ltd. Series 2001-1A Class C, 9% 2/25/34 (h)		500,000	414,188
Deutsche Mortgage & Asset Receiving Corp. Series 1998-C1 Class J, 6.22% 6/15/31		330,000	148,088
DLJ Commercial Mortgage Corp. Series 1998-CG1 Class B4, 7.4572% 6/10/31 (h)(n)		365,000	325,789
First Chicago/Lennar Trust I Series 1997-CHL1 Class E, 7.9484% 4/29/39 (h)(n)		89,044	89,044
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1 Class H, 7.039% 3/15/33 (h)		50,000	32,507
G-Force LLC sequential payer Series 2005-RRA Class A2, 4.83% 8/22/36 (h)		600,000	447,462
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2000-1 Class A2, 6.496% 1/15/33		474,117	418,110
Series 2002-1A Class H, 7.3918% 12/10/35 (h)(n)		55,000	39,045
Ginnie Mae guaranteed REMIC pass-thru securities sequential payer Series 2003-47 Class C, 4.227% 10/16/27		3,775,621	3,758,752
Global Signal Trust II Series 2004-2A Class E, 5.587% 12/15/14 (h)		85,000	73,337
Global Signal Trust III Series 2006-1:
Class D, 6.052% 2/15/36 (h)		80,000	57,583
Class E, 6.495% 2/15/36 (h)		40,000	27,558
Class F, 7.036% 2/15/36		200,000	132,370
GMAC Commercial Mortgage Securities, Inc.:
Series 1997-C1 Class H, 6.6% 7/15/29		500,369	195,558
Series 1997-C2 Class G, 6.75% 4/15/29 (n)		500,000	198,482
Series 1999-C1 Class F, 6.02% 5/15/33 (h)		500,000	340,000
Series 1999-C2I Class K, 6.481% 9/15/33 (q)		285,000	18,471
Series 1999-C3:
Class J, 6.974% 8/15/36 (h)		226,000	195,403
Class K, 6.974% 8/15/36 (h)		427,000	105,400
Series 2000-C1:
Class G, 7% 3/15/33 (h)		120,000	87,726
Class H, 7% 3/15/33 (h)		100,000	65,367
Class K, 7% 3/15/33		90,000	36,777
Greenwich Capital Commercial Funding Corp.:
Series 2002-C1 Class H, 5.903% 1/11/35 (h)		86,000	39,458
Series 2003-C2 Class J, 5.234% 11/5/13 (h)(n)		250,000	65,558
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
GS Mortgage Securities Corp. II:
floater:
Series 2006-FL8A Class J, 3.9275% 6/6/20 (h)(n)		$ 250,000	$ 50,000
Series 2007-EOP Class L, 3.4775% 3/1/20 (h)(n)		400,000	382,032
Series 1997-GL Class G, 7.7695% 7/13/30 (n)		868,338	794,472
Series 1998-GLII Class G, 8.011% 4/13/31 (h)(n)		600,000	464,340
Series 2001-GL3A Class JGGP, 7.6436% 8/5/18 (h)(n)		350,000	157,500
Series 2006-RR2:
Class M, 5.6902% 6/1/46 (h)(n)		100,000	8,000
Class N, 5.6902% 6/1/46 (h)(n)		100,000	8,000
GS Mortgage Securities Trust sequential payer Series 2007-GG10:
Class A2, 5.778% 8/10/45		12,655,000	9,640,260
Class A4, 5.9932% 8/10/45 (n)		10,000,000	6,198,747
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2002-C1 Class E, 6.135% 7/12/37 (h)		180,000	88,139
Series 2002-CIB4:
Class E, 6.9551% 5/12/34 (h)(n)		190,000	167,004
Class F, 7.3471% 5/12/34 (h)(n)		78,000	45,240
Series 2003-C1 Class CM1, 5.6896% 1/12/37 (h)(n)		213,022	183,615
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2 Class A2, 1.5525% 11/15/18 (h)(n)		10,000,000	6,500,000
Series 2004-CBX Class D, 5.097% 1/12/37 (n)		65,000	26,137
Series 2004-LN2 Class D, 5.3886% 7/15/41 (n)		420,000	176,400
Series 2005-LDP3 Class A3, 4.959% 8/15/42		10,750,000	7,860,125
JPMorgan Commercial Mortgage Finance Corp. Series 1999-C7 Class F, 6% 10/15/35 (h)		61,346	60,605
LB Commercial Conduit Mortgage Trust Series 1998-C4 Class G, 5.6% 10/15/35 (h)		385,000	281,050
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C6 Class A2, 5.262% 9/15/39 (n)		8,375,000	6,811,444
Series 2006-C7 Class A1, 5.279% 11/15/38		863,364	785,299
Series 2007-C1 Class A3, 5.398% 2/15/40		10,000,000	6,125,797
Series 2007-C6 Class A2, 5.845% 7/15/40		10,000,000	7,603,252
Series 2002-C1 Class J, 6.95% 3/15/34 (h)(n)		86,000	38,838
Series 2004-C2:
Class G, 4.595% 3/15/36 (h)(n)		165,000	57,750
Class K, 5.4192% 3/15/36 (h)(n)		500,000	100,000
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
LNR CFL Series 2004-1:
Class I10, 7.72% 2/26/28 (h)		$ 180,000	$ 137,700
Class I11, 7.72% 2/26/28 (h)		100,000	71,630
Class I12, 7.72% 2/26/28 (h)		100,000	62,630
Class I9, 7.72% 2/26/28 (h)		153,200	123,709
Merrill Lynch Mortgage Investors Trust:
Series 1997-C2 Class F, 6.25% 12/10/29 (n)		620,000	520,128
Series 1998-C3 Class E, 7.0657% 12/15/30 (n)		155,000	62,000
Merrill Lynch Mortgage Trust:
Series 2004-KEY2 Class K, 5.091% 8/12/39 (h)(n)		100,000	9,615
Series 2006-KEY2 Class L, 5.091% 8/12/39 (h)		300,000	28,326
Merrill Lynch-CFC Commercial Mortgage Trust:
sequential payer:
Series 2006-4 Class A2, 5.112% 12/12/49 (n)		1,075,000	848,026
Series 2007-5 Class A3, 5.364% 8/12/48		10,675,000	6,217,497
Series 2006-2 Class A4, 6.1044% 6/12/46 (n)		15,250,000	10,497,597
Morgan Stanley Capital I Trust:
sequential payer:
Series 2004-RR2 Class A2, 5.45% 10/28/33 (h)		330,411	309,179
Series 2007-IQ13 Class A4, 5.364% 3/15/44		10,000,000	6,335,006
Series 2007-T25 Class A2, 5.507% 11/12/49		1,555,000	970,954
Series 2004-IQ7 Class E, 5.5388% 6/15/38 (h)(n)		120,000	36,000
Series 2005-HQ7:
Class E, 5.3783% 11/14/42 (n)		75,000	16,642
Class F, 5.3783% 11/14/42 (n)		150,000	31,110
Series 2007-HQ12 Class A2, 5.8109% 4/12/49 (n)		12,880,000	9,792,393
Morgan Stanley Dean Witter Capital I Trust Series 2003-TOP9 Class E, 5.8864% 11/13/36 (h)(n)		70,000	23,489
NationsLink Funding Corp. Series 1998-2 Class J, 5% 8/20/30 (h)		160,000	91,650
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28		411,182	328,945
Prudential Securities Secured Financing Corp. Series 1999-NRF1 Class F, 6.074% 11/1/31 (h)		280,000	249,514
Real Estate Asset Liquidity Trust:
Series 2006-2:
Class F, 4.456% 9/12/38 (h)	CAD	107,000	66,696
Class G, 4.456% 9/12/38 (h)	CAD	54,000	35,357
Class H, 4.456% 9/12/38 (h)	CAD	36,000	22,810
Class J, 4.456% 9/12/38 (h)	CAD	36,000	19,397
Class K, 4.456% 9/12/38 (h)	CAD	18,000	8,772
Class L, 4.456% 9/12/38 (h)	CAD	26,000	11,839
Class M, 4.456% 9/12/38 (h)	CAD	130,000	31,649
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Real Estate Asset Liquidity Trust: - continued
Series 2007-1:
Class F, 4.57% 4/12/23	CAD	$ 126,000	$ 83,489
Class G, 4.57% 4/12/23	CAD	42,000	26,846
Class H, 4.57% 4/12/23	CAD	42,000	24,764
Class J, 4.57% 4/12/23	CAD	42,000	22,172
Class K, 4.57% 4/12/23	CAD	21,000	10,421
Class L, 4.57% 4/12/23	CAD	63,000	29,417
Class M, 4.57% 4/12/23	CAD	185,000	47,193
Salomon Brothers Mortgage Securities VII, Inc.:
Series 1999-C1 Class G, 7.2786% 5/18/32 (h)(n)		420,000	357,063
Series 2001-C1 Class E, 6.31% 12/18/35		135,000	81,171
Series 2001-MMA:
Class E6, 6.5% 2/18/34 (h)(n)		165,000	151,078
Class F6, 6.5% 2/18/34 (h)(n)		37,000	33,109
SBA CMBS Trust Series 2006-1A Class J, 7.825% 11/15/36 (h)		90,000	45,647
Structured Asset Securities Corp. Series 1997-LLI Class F, 7.3% 10/12/34 (h)		170,000	84,672
UBS Commercial Mortgage Trust Series 2007-FL1:
Class F, 1.9975% 9/15/09 (h)(n)		110,000	66,000
Class G, 1.9975% 9/15/09 (h)(n)		200,000	120,000
Wachovia Bank Commercial Mortgage Trust:
sequential payer:
Series 2007-C30 Class A4, 5.305% 12/15/43		8,045,000	4,897,392
Series 2007-C32 Class A2, 5.9241% 6/15/49 (n)		13,285,000	10,109,708
Series 2006-C23 Class A5, 5.416% 1/15/45 (n)		7,870,000	5,273,417
Series 2007-C30 Class B, 5.463% 12/15/43 (n)		10,505,000	2,416,996
Wachovia Ltd./Wachovia LLC Series 2006-1 Class 1ML, 8.7113% 9/25/26 (h)(n)		400,000	24,000
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $245,952,222)			173,349,650
Municipal Securities - 0.4%

Connecticut Gen. Oblig. Series 2007 B, 5% 5/1/15		10,000,000	10,908,400
Montgomery County Gen. Oblig.:
(Consolidated Pub. Impt. Proj.) Series A, 5% 5/1/13		3,300,000	3,596,340
Municipal Securities - continued
		Principal Amount (d)	Value
Montgomery County Gen. Oblig.: - continued
Series A, 5% 1/1/12		$ 11,025,000	$ 11,856,726
Ohio Gen. Oblig. (Common Schools Proj.) Series 2006 D, 5% 9/15/12		10,195,000	10,967,883
TOTAL MUNICIPAL SECURITIES (Cost $37,282,101)			37,329,349
Foreign Government and Government Agency Obligations - 1.2%

Argentine Republic:
discount (with partial capitalization through 12/31/13) 8.28% 12/31/33		2,764,725	843,241
par 1.33% 12/31/38 (f)		5,210,000	924,775
3.127% 8/3/12 (n)		5,710,000	2,733,178
7% 3/28/11		26,585,000	8,697,726
7% 9/12/13		14,585,000	4,364,561
Banco Nacional de Desenvolvimento Economico e Social 6.369% 6/16/18 (h)		750,000	630,000
Brazilian Federative Republic:
6% 1/17/17		440,000	409,200
7.125% 1/20/37		1,000,000	945,000
8.25% 1/20/34		410,000	424,350
8.75% 2/4/25		905,000	972,875
12.25% 3/6/30		1,290,000	1,741,500
12.75% 1/15/20		405,000	534,600
Central Bank of Nigeria promissory note 5.092% 1/5/10		345,753	292,895
Colombian Republic 7.375% 9/18/37		1,830,000	1,518,900
Democratic Socialist Republic of Sri Lanka 8.25% 10/24/12 (h)		1,385,000	803,300
Dominican Republic:
3.6713% 8/30/24 (n)		1,100,000	770,000
9.04% 1/23/18 (h)		3,284,395	1,904,949
9.5% 9/27/11 (Reg. S)		2,150,683	1,742,054
Ecuador Republic:
5% 2/28/25		218,000	130,800
10% 8/15/30 (Reg. S)		5,500,000	1,567,500
12% 11/15/12 (Reg. S)		669,120	200,736
El Salvador Republic:
7.75% 1/24/23 (Reg. S)		420,000	361,200
8.5% 7/25/11 (Reg. S)		230,000	212,750
Gabonese Republic 8.2% 12/12/17 (h)		4,630,000	3,009,500
Georgia Republic 7.5% 4/15/13		635,000	387,350
Foreign Government and Government Agency Obligations - continued
		Principal Amount (d)	Value
Ghana Republic 8.5% 10/4/17 (h)		$ 2,130,000	$ 1,065,000
Indonesian Republic:
6.625% 2/17/37 (h)		1,475,000	826,000
6.75% 3/10/14 (Reg. S)		1,765,000	1,376,700
7.25% 4/20/15 (h)		265,000	204,050
7.5% 1/15/16 (h)		485,000	368,600
7.75% 1/17/38 (h)		1,470,000	955,500
8.5% 10/12/35 (h)		650,000	429,000
8.5% 10/12/35 (Reg. S)		735,000	485,100
Islamic Republic of Pakistan:
6.75% 2/19/09		3,520,000	3,273,600
7.125% 3/31/16 (h)		1,800,000	648,000
Lebanese Republic:
5.7938% 11/30/09 (Reg. S) (n)		1,095,000	1,040,250
7.5% 8/2/11		1,325,000	1,248,150
7.75% 9/7/12		400,000	356,000
8.625% 6/20/13 (Reg. S)		3,495,000	3,307,144
9% 5/2/14		610,000	578,738
Philippine Republic:
9.5% 2/2/30		550,000	577,500
10.625% 3/16/25		520,000	572,000
Republic of Fiji 6.875% 9/13/11		890,000	645,250
Republic of Iraq 5.8% 1/15/28 (Reg. S)		1,500,000	630,000
Republic of Serbia 3.75% 11/1/24 (f)(h)		4,820,000	2,940,200
Russian Federation:
7.5% 3/31/30 (Reg. S)		14,961,660	12,455,582
12.75% 6/24/28 (Reg. S)		1,080,000	1,231,200
Turkish Republic:
6.75% 4/3/18		2,395,000	1,939,950
6.875% 3/17/36		3,285,000	2,381,625
7% 9/26/16		1,215,000	1,032,750
7.25% 3/5/38		1,350,000	985,500
7.375% 2/5/25		4,700,000	3,783,500
Ukraine Government:
(Reg. S) 6.45% 8/5/09 (n)		1,590,000	1,256,100
6.385% 6/26/12 (h)		2,240,000	1,120,000
6.75% 11/14/17 (h)		5,360,000	2,197,600
United Mexican States:
7.5% 4/8/33		425,000	401,115
8.3% 8/15/31		420,000	429,996
Uruguay Republic 8% 11/18/22		2,256,902	1,805,522
Foreign Government and Government Agency Obligations - continued
		Principal Amount (d)	Value
Venezuelan Republic:
5.0588% 4/20/11 (Reg. S) (n)		$ 4,005,000	$ 2,523,150
5.375% 8/7/10 (Reg. S)		3,180,000	2,544,000
7% 3/31/38		630,000	255,150
8.5% 10/8/14		1,690,000	971,750
9% 5/7/23 (Reg. S)		3,750,000	1,893,750
9.25% 9/15/27		3,480,000	2,314,200
9.375% 1/13/34		1,160,000	597,400
10.75% 9/19/13		5,660,000	3,877,100
13.625% 8/15/18		2,343,000	1,733,820
Vietnamese Socialist Republic:
4% 3/12/28 (f)		90,000	56,700
6.875% 1/15/16 (h)		2,290,000	1,832,000
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $161,317,543)			107,269,182
Common Stocks - 0.1%
	Shares
CONSUMER DISCRETIONARY - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Las Vegas Sands Corp. unit (a) (Cost $5,300,000)	53,000	5,300,000
Convertible Preferred Stocks - 0.0%

UTILITIES - 0.0%
Electric Utilities - 0.0%
AES Trust III 6.75% (Cost $1,326,273)	28,100	956,805
Floating Rate Loans - 0.5%
	Principal Amount (d)	Value
CONSUMER DISCRETIONARY - 0.2%
Auto Components - 0.1%
Federal-Mogul Corp.:
Tranche B, term loan 3.907% 12/27/14 (n)	$ 1,547,837	$ 758,440
Tranche C, term loan 3.429% 12/27/15 (n)	1,198,329	587,181
Lear Corp. term loan 5.0197% 4/25/12 (n)	1,040,000	499,200
The Goodyear Tire & Rubber Co. Tranche 2LN, term loan 2.9% 4/30/14 (n)	1,210,000	726,000
		2,570,821
Automobiles - 0.0%
Ford Motor Co. term loan 4.43% 12/15/13 (n)	2,350,000	940,000
General Motors Corp. term loan 5.795% 11/29/13 (n)	2,135,000	832,650
		1,772,650
Hotels, Restaurants & Leisure - 0.0%
Las Vegas Sands LLC:
term loan 5.52% 5/23/14 (n)	308,241	147,956
Tranche B, term loan 5.52% 5/23/14 (n)	1,461,759	701,644
		849,600
Media - 0.1%
Charter Communications Operating LLC Tranche B 1LN, term loan 5.06% 3/6/14 (n)	2,000,000	1,350,000
CSC Holdings, Inc. Tranche B, term loan 4.5688% 3/31/13 (n)	2,167,830	1,799,299
Education Media and Publishing Group Ltd. Tranche 2LN, term loan 13.0163% 12/12/14 (n)	2,506,203	1,503,722
VNU, Inc. term loan 4.2286% 8/9/13 (n)	1,700,000	1,113,500
Zuffa LLC term loan 3.4375% 6/19/15 (n)	3,936,858	2,125,903
		7,892,424
Multiline Retail - 0.0%
Dollar General Corp. Tranche B1, term loan 5.7605% 7/6/14 (n)	1,745,000	1,326,200
Specialty Retail - 0.0%
Toys 'R' US, Inc. term loan 5.85% 12/8/09 (n)	75,000	37,500
Textiles, Apparel & Luxury Goods - 0.0%
Hanesbrands, Inc.:
term loan 7.2663% 3/5/14 (n)	165,000	115,500
Floating Rate Loans - continued
	Principal Amount (d)	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Hanesbrands, Inc.: - continued
Tranche B 1LN, term loan 5.1731% 9/5/13 (n)	$ 610,000	$ 454,450
Levi Strauss & Co. term loan 3.6588% 4/4/14 (n)	790,000	513,500
		1,083,450
TOTAL CONSUMER DISCRETIONARY		15,532,645
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Tempus Public Foundation Generation Holdings LLC:
revolver loan 5.7619% 12/15/11 (n)	46,634	39,173
Credit-Linked Deposit 5.7619% 12/15/13 (n)	148,764	124,962
Tranche 1LN, term loan 5.7619% 12/15/13 (n)	708,187	594,877
		759,012
Real Estate Management & Development - 0.0%
Realogy Corp.:
Credit-Linked Deposit 6.9263% 10/10/13 (n)	93,333	53,200
Tranche B, term loan 5.7063% 10/10/13 (n)	346,667	197,600
Tranche DD, term loan 6.7237% 10/10/13 (n)	845,000	485,875
Tishman Speyer Properties term loan 3.23% 12/27/12 (n)	143,000	50,050
		786,725
TOTAL FINANCIALS		1,545,737
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
Community Health Systems, Inc.:
term loan 4.3939% 7/25/14 (n)	3,035,404	2,215,845
Tranche DD, term loan 7/25/14 (k)(n)	155,276	113,351
HCA, Inc. Tranche B, term loan 6.0119% 11/17/13 (n)	5,168,258	3,850,352
		6,179,548
Pharmaceuticals - 0.0%
PTS Acquisition Corp. term loan 6.0119% 4/10/14 (n)	4,705,284	2,752,591
TOTAL HEALTH CARE		8,932,139
Floating Rate Loans - continued
	Principal Amount (d)	Value
INDUSTRIALS - 0.1%
Airlines - 0.1%
Delta Air Lines, Inc. Tranche 2LN, term loan 5.8313% 4/30/14 (n)	$ 1,501,199	$ 735,588
United Air Lines, Inc. Tranche B, term loan 3.4375% 2/1/14 (n)	2,775,378	1,304,428
		2,040,016
Commercial Services & Supplies - 0.0%
ARAMARK Corp.:
Credit-Linked Deposit 5.7869% 1/26/14 (n)	120,664	94,118
term loan 5.6369% 1/26/14 (n)	1,899,336	1,481,482
		1,575,600
Machinery - 0.0%
Dresser, Inc. Tranche 2LN, term loan 7.9863% 5/4/15 pay-in-kind (n)	1,705,000	886,600
TOTAL INDUSTRIALS		4,502,216
INFORMATION TECHNOLOGY - 0.1%
Electronic Equipment & Components - 0.0%
Flextronics International Ltd.:
Tranche B-A, term loan 6.1554% 10/1/14 (n)	1,924,636	1,270,260
Tranche B-A1, term loan 7.0688% 10/1/14 (n)	468,500	309,210
Texas Competitive Electric Holdings Co. LLC Tranche B3, term loan 5.2826% 10/10/14 (n)	1,528,421	1,046,968
		2,626,438
Semiconductors & Semiconductor Equipment - 0.0%
Freescale Semiconductor, Inc. term loan 4.6% 12/1/13 (n)	1,415,000	806,550
Software - 0.1%
Kronos, Inc. Tranche 1LN, term loan 6.0119% 6/11/14 (n)	3,445,861	2,239,810
SS&C Technologies, Inc. term loan 5.7312% 11/23/12 (n)	1,036,925	756,955
		2,996,765
TOTAL INFORMATION TECHNOLOGY		6,429,753
MATERIALS - 0.0%
Chemicals - 0.0%
Georgia Gulf Corp. term loan 8% 10/3/13 (n)	1,215,000	886,950
Floating Rate Loans - continued
	Principal Amount (d)	Value
MATERIALS - continued
Containers & Packaging - 0.0%
Anchor Glass Container Corp. term loan 7.5286% 6/20/14 (n)	$ 2,850,443	$ 2,337,363
Paper & Forest Products - 0.0%
Georgia-Pacific Corp. Tranche B1, term loan 4.6523% 12/21/12 (n)	1,168,928	914,686
TOTAL MATERIALS		4,138,999
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Insight Midwest Holdings LLC Tranche B, term loan 4.85% 4/6/14 (n)	465,000	362,700
Intelsat Ltd. Tranche B, term loan 6.65% 7/3/13 (n)	977,531	811,351
Level 3 Financing, Inc. term loan 7% 3/13/14 (n)	1,190,000	767,550
		1,941,601
Wireless Telecommunication Services - 0.0%
Crown Castle International Corp. Tranche B, term loan 5.3763% 3/6/14 (n)	9,850	6,797
TOTAL TELECOMMUNICATION SERVICES		1,948,398
UTILITIES - 0.0%
Multi-Utilities - 0.0%
Ashmore Energy International:
Revolving Credit-Linked Deposit 6.7619% 3/30/12 (n)	408,969	224,933
term loan 6.7619% 3/30/14 (n)	1,295,370	712,454
		937,387
TOTAL FLOATING RATE LOANS (Cost $56,382,139)		43,967,274
Fixed-Income Funds - 51.7%
	Shares
Fidelity 1-3 Year Duration Securitized Bond Central Fund (o)	2,142,872	156,472,513
Fidelity Commercial Mortgage-Backed Securities Central Fund (o)	6,824,185	469,981,644
Fidelity Corporate Bond 1-10 Year Central Fund (o)	19,135,797	1,631,135,327
Fidelity Floating Rate Central Fund (o)	5,246,369	348,411,392
Fixed-Income Funds - continued
	Shares	Value
Fidelity Mortgage Backed Securities Central Fund (o)	17,545,987	$ 1,728,806,110
Fidelity Ultra-Short Central Fund (o)	4,827,993	321,013,263
TOTAL FIXED-INCOME FUNDS (Cost $5,453,084,110)		4,655,820,249
Preferred Securities - 0.1%
	Principal Amount (d)
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Globo Comunicacoes e Participacoes SA 9.375%	$ 4,215,000	3,205,280
Net Servicos de Comunicacao SA 9.25% (h)	1,623,000	1,234,704
		4,439,984
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Pemex Project Funding Master Trust 7.75%	6,934,000	5,362,855
TOTAL PREFERRED SECURITIES (Cost $12,802,749)		9,802,839
Cash Equivalents - 2.5%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at:
0.21%, dated 11/28/08 due 12/1/08 (Collateralized by U.S. Treasury Obligations) #	$ 9,251,160	9,251,000
Investments in repurchase agreements in a joint trading account at: - continued
0.27%, dated 11/28/08 due 12/1/08 (Collateralized by U.S. Government Obligations) #	157,727,559	157,724,000
0.3%, dated 11/28/08 due 12/1/08 (Collateralized by U.S. Government Obligations) # (b)	54,938,373	54,937,000
TOTAL CASH EQUIVALENTS (Cost $221,912,000)		221,912,000
TOTAL INVESTMENT PORTFOLIO - 105.1% (Cost $10,934,269,068)		9,453,340,648
NET OTHER ASSETS - (5.1)%		(455,061,969)
NET ASSETS - 100%		$ 8,998,278,679
Swap Agreements
	Expiration Date	Notional Amount	Value
Credit Default Swaps

Receive monthly notional amount multiplied by .85% and pay UBS upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R9 Class M5, 5.5913% 10/25/34 (Rating-Baa1) (l)

	Nov. 2034	$ 134,000	$ (54,800)
Receive monthly notional amount multiplied by 5% and pay Deutsche Bank upon credit event of MASTR Asset Backed Securities Trust, par value of the notional amount of MASTR Asset Backed Securities Trust Series 2003-NC1 Class M6, 8.1913% 4/25/33 (Rating-Baa3) (l)	May 2033	134,000	(67,048)
Receive monthly notional amount multiplied by 6.25% and pay Deutsche Bank upon credit event of Residential Asset Mortgage Products, Inc., par value of the notional amount of Residential Asset Mortgage Products, Inc. Series 2006-RS5, 7.17% 9/25/36 (Rating-C) (l)	Oct. 2036	1,200,000	(1,137,342)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE8 Class B3, 7.3913% 9/25/34 (Rating-B2) (l)	Oct. 2034	43,728	(39,580)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional anount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC7, Class B3, 7.6913% 7/25/34 (Rating-Baa3) (l)	August 2034	57,619	(53,155)
Receive monthly notional amount multiplied by 2.22% and pay JPMorgan Chase, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2005-HE3 Class B2, 6.87% 7/25/35 (Rating-Caa2) (l)	August 2035	5,325,000	(4,895,832)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7, Class B3, 9.01% 8/25/34 (Rating-Baa3) (l)

	Sept. 2034	$ 39,167	$ (35,412)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (Rating-Caa1) (m)	Sept. 2037	4,000,000	(3,800,000)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (Rating-Caa1) (m)	Sept. 2037	4,600,000	(4,370,000)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (Rating-Caa1) (m)	Sept. 2037	2,800,000	(2,660,000)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (Rating-Caa1) (m)	August 2037	2,600,000	(2,470,000)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (Rating-Caa1) (m)	August 2037	7,200,000	(6,840,000)
Receive monthly notional amount multiplied by .82% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34 (Rating-A3) (l)	August 2034	34,523	(15,761)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by .85% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class M6, 5.4413% 9/25/34 (Rating-A3) (l)

	Oct. 2034	$ 65,377	$ (17,865)
Receive monthly notional amount multiplied by 1.6% and pay Morgan Stanley, Inc. upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35 (Rating-C) (l)	June 2035	100,000	(92,634)
Receive monthly notional amount multiplied by 2.39% and pay UBS upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-1 Class M9, 7.73% 2/25/34 (Rating-Baa3) (l)	March 2034	46,368	(25,296)
Receive monthly notional amount multiplied by 2.4% and pay Deutsche Bank upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.2288% 1/25/34 (Rating-Ba2) (l)	Feb. 2034	787	(730)
Receive monthly notional amount multiplied by 2.54% and pay Merrill Lynch upon credit event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 7.6913% 3/25/32 (Rating-Baa3) (l)	April 2032	11,800	(10,548)
Receive monthly notional amount multiplied by 3% and pay UBS upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2005-R4 Class M9, 7.07% 7/25/35 (Rating-Ca) (l)	August 2035	1,200,000	(1,112,340)
Receive monthly notional amount multiplied by 5.55% and pay Deutsche Bank upon credit event of Carrington Mortgage Loan Trust, par value of the notional amount of Carrington Mortgage Loan Trust Series 2006-FRE1 Class M10, 7.74% 7/25/36 (Rating-C) (l)	August 2036	1,200,000	(1,103,059)
TOTAL CREDIT DEFAULT SWAPS		$ 30,792,369	$ (28,801,402)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Interest Rate Swaps
Receive quarterly a fixed rate equal to 4.3875% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	March 2010	$ 1,250,000	$ 41,269
Receive quarterly a fixed rate equal to 4.774% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	March 2015	1,250,000	137,006
Receive quarterly a fixed rate equal to 4.90% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	July 2014	1,135,000	46,013
Receive semi-annually a fixed rate equal to 3.567% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	May 2011	293,294,000	9,804,437
Receive semi-annually a fixed rate equal to 4.03% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	Sept. 2013	78,000,000	4,576,463
Receive semi-annually a fixed rate equal to 4.449% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	May 2018	102,760,000	11,374,730
Receive semi-annually a fixed rate equal to 4.87% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	Oct. 2012	100,000,000	8,394,950
Receive semi-annually a fixed rate equal to 5.062% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	May 2012	75,000,000	6,579,495
Receive semi-annually a fixed rate equal to 5.09% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	Jan. 2012	75,000,000	6,876,345
Receive semi-annually a fixed rate equal to 5.144% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	April 2012	100,000,000	8,537,990
Receive semi-annually a fixed rate equal to 5.263% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	Feb. 2012	50,000,000	5,088,745
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Interest Rate Swaps - continued
Receive semi-annually a fixed rate equal to 5.276% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	April 2011	$ 20,000,000	$ 1,409,138
Receive semi-annually a fixed rate equal to 5.375% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	April 2009	30,000,000	318,249
Receive semi-annually a fixed rate equal to 5.556% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	June 2012	25,000,000	3,091,995
Receive semi-annually a fixed rate equal to 5.636% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	July 2009	100,000,000	3,491,950
Receive semi-annually a fixed rate equal to 5.6485% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	July 2010	100,000,000	7,008,040
TOTAL INTEREST RATE SWAPS		$ 1,152,689,000	$ 76,776,815
		$ 1,183,481,369	$ 47,975,413
Currency Abbreviation
CAD	-	Canadian dollar
Legend
(a) Non-income producing
(b) Includes investment made with cash collateral received from securities on loan.
(c) Non-income producing - Issuer is in default.
(d) Principal amount is stated in United States dollars unless otherwise noted.
(e) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(f) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(g) Security or a portion of the security is on loan at period end.

(h) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $308,707,588 or 3.4% of net assets.

(i) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(j) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $9,951,979.

(k) Position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $155,260 and $113,351, respectively. The coupon rate will be determined at time of settlement.

(l) Represents a credit default swap contract in which the fund has sold protection on the underlying reference entity. For the underlying reference entity, ratings disclosed are from Moody's Investor Services, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. Any underlying reference entity which is Not Rated (NR) by Moody's or S&P is designated as such. All ratings are as of the report date and do not reflect subsequent changes.

(m) Represents a tradable index of credit default swaps on home equity asset-backed debt securities. In addition, the swap represents a contract in which the fund has sold protection on the underlying securities within the index. Ratings represent a weighted average of the ratings of all securities included in the index. Ratings used in the weighted average are from Moody's Investor Services, Inc., or S&P where Moody's ratings are not available. All ratings are as of the report date and do not reflect subsequent changes.

(n) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(o) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request

(p) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(q) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $18,471 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
GMAC Commercial Mortgage Securities, Inc. Series 1999-C2I Class K, 6.481% 9/15/33	3/23/07	$ 163,875
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$9,251,000 due 12/01/08 at 0.21%
Banc of America Securities LLC	$ 1,881,652
Barclays Capital, Inc.	2,484,856
Deutsche Bank Securities, Inc.	4,884,492
$ 9,251,000
$157,724,000 due 12/01/08 at 0.27%
Banc of America Securities LLC	$ 77,043,506
Bank of America, NA	76,584,342
Barclays Capital, Inc.	4,096,152
$ 157,724,000
$54,937,000 due 12/01/08 at 0.30%
Barclays Capital, Inc.	$ 54,937,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ 2,694,041
Fidelity Commercial Mortgage-Backed Securities Central Fund	8,933,999
Fidelity Corporate Bond 1-10 Year Central Fund	24,591,152
Fidelity Floating Rate Central Fund	7,052,366
Fidelity Mortgage Backed Securities Central Fund	26,510,111
Fidelity Ultra-Short Central Fund	3,885,698
Total	$ 73,667,367
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ 283,991,380	$ 2,694,041	$ 103,667,579	$ 156,472,513	18.9%
Fidelity Commercial Mortgage- Backed Securities Central Fund	658,434,817	8,933,999	57,089,153	469,981,644	17.6%
Fidelity Corporate Bond 1-10 Year Central Fund	1,816,743,999	24,591,152	-	1,631,135,327	23.8%
Fidelity Floating Rate Central Fund	408,626,297	57,686,732	-	348,411,392	17.1%
Fidelity Mortgage Backed Securities Central Fund	2,138,641,000	26,510,119	443,337,576	1,728,806,110	21.2%
Fidelity Ultra-Short Central Fund	599,904,422	-	202,725,098	321,013,263	16.9%
Total	$ 5,906,341,915	$ 120,416,043	$ 806,819,406	$ 4,655,820,249
Other Information

The following is a summary of the inputs used, as of November 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 9,453,340,648	$ 4,655,820,249	$ 4,776,238,338	$ 21,282,061
Other Financial Instruments*	$ 47,975,413	$ -	$ 56,504,075	$ (8,528,662)
*Other financial instruments include Swap Agreements.
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
	Investments in Securities	Other Financial Instruments
Beginning Balance	$ 3,663,788	$ (3,526,344)
Total Realized Gain (Loss)	(165,523)	-*
Total Unrealized Gain (Loss)	(762,367)	(198,222)
Cost of Purchases	7,947,009	-
Proceeds of Sales	(598,833)	-
Amortization/Accretion	(3,079,627)	-
Transfer in/out of Level 3	14,277,614	(4,804,096)
Ending Balance	$ 21,282,061	$ (8,528,662)
* The realized gain (loss) for derivative instruments is not included in the rollforward. For the period, the realized gain (loss) on these instruments totaled $81,136.

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities or Other Financial Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At November 30, 2008, the aggregate cost of investment securities for income tax purposes was $10,927,185,695. Net unrealized depreciation aggregated $1,473,845,047, of which $50,808,636 related to appreciated investment securities and $1,524,653,683 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets
(level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Swap Agreements

The Fund entered into swap agreements, which are contracts between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gains or losses. Gains or losses are realized in the event of an early termination of a swap agreement. Risks of loss may include unfavorable changes in the returns of the underlying instruments or indexes, adverse fluctuations of interest rates, failure of the counterparty to perform under the terms of the agreement and lack of liquidity in the market. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian bank in accordance with the swap agreement and if required, is identified. The Fund could experience delays and costs in gaining access to the collateral even though it is held in the Fund's custodian bank.

Changes in interest rates can have a negative effect on both the value of the Fund's bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall. The Fund entered into interest rate swap agreements to manage its exposure to interest rate changes. Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates (e.g. fixed rate, floating rate), applied to a notional principal amount.

The Fund entered into credit default swap agreements to provide a measure of protection against defaults of an issuer (buyer of protection) and/or to gain credit exposure to an issuer to which it is not otherwise exposed (seller of protection). The issuer may be either a single issuer or a basket of issuers. As a buyer of protection, the Fund does so when it holds bonds of the issuer or without owning the underlying asset or debt issued by the reference entity. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller acts as a guarantor of the credit worthiness of a reference obligation. Any upfront payments made or received upon entering a credit default swap contract would be amortized or accreted over the life of the swap and recorded as realized gains or losses. Periodic payments are made over the life of the contract provided that no credit event occurs. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on corporate or sovereign issuers, a credit event may be triggered by events such as bankruptcy, failure to pay, obligation acceleration, repudiation/moratorium or restructuring. If a credit event were to occur during the term of the contract, upon notification from the buyer, the seller is obligated to take delivery from the buyer the notional amount of a reference obligation, at par. The difference between the value of the obligation received and the notional amount paid is recorded as a realized loss to the seller. For credit default swaps on asset-backed securities, the reference obligation described represents the security that will be put to the seller. For credit default swaps on corporate or sovereign issuers, under the terms of the agreement, the obligation that is put to the seller is not limited to the specific reference obligation described.

The notional amount of credit default swaps approximates the maximum potential amount of future payments that the Fund could be required to make if the Fund is the seller of protection and a credit event were to occur. The total notional amount of all credit default swaps open at period end where the Fund is the seller of protection amounted to $30,792,369 representing .34% of net assets.

The value of each credit default swap and credit rating disclosed for each reference obligation, where the Fund is the seller of protection, are both measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. Any current or future declines in the value of the swap may be partially offset by upfront payments received by the Fund as a seller of protection if applicable. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Total Bond Fund
Class A
Class T
Class B
Class C
Institutional Class

November 30, 2008

1.809539.104

ATB-QTLY-0109

Investments November 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 17.3%
		Principal Amount (d)	Value
Convertible Bonds - 0.1%
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Chesapeake Energy Corp. 2.5% 5/15/37		$ 1,300,000	$ 695,370
FINANCIALS - 0.0%
Real Estate Investment Trusts - 0.0%
Vornado Realty Trust 2.85% 4/1/27		510,000	330,613
Weingarten Realty Investors 3.95% 8/1/26		510,000	339,846
			670,459
Real Estate Management & Development - 0.0%
ERP Operating LP 3.85% 8/15/26		270,000	217,169
TOTAL FINANCIALS			887,628
INFORMATION TECHNOLOGY - 0.1%
Communications Equipment - 0.1%
Lucent Technologies, Inc. 2.875% 6/15/25		2,258,000	1,007,768
Semiconductors & Semiconductor Equipment - 0.0%
Advanced Micro Devices, Inc. 6% 5/1/15		3,200,000	974,400
TOTAL INFORMATION TECHNOLOGY			1,982,168
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
Nextel Communications, Inc. 5.25% 1/15/10		750,000	622,500
TOTAL CONVERTIBLE BONDS			4,187,666
Nonconvertible Bonds - 17.2%
CONSUMER DISCRETIONARY - 2.2%
Auto Components - 0.0%
Tenneco, Inc. 8.125% 11/15/15		410,000	176,300
Automobiles - 0.0%
Ford Motor Co. 7.45% 7/16/31		2,985,000	746,250
Diversified Consumer Services - 0.0%
Service Corp. International:
6.75% 4/1/15		650,000	507,000
7.5% 4/1/27		1,935,000	1,199,700
			1,706,700
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - 0.6%
Cap Cana SA 9.625% 11/3/13 (h)		$ 600,000	$ 168,000
Carrols Corp. 9% 1/15/13		85,000	56,100
Chukchansi Economic Development Authority 8% 11/15/13 (h)		565,000	282,500
Galaxy Entertainment Finance Co. Ltd. 9.875% 12/15/12 (Reg. S)		1,440,000	518,400
Harrah's Operating Co., Inc. 5.375% 12/15/13		1,200,000	264,000
Host Marriott LP:
6.375% 3/15/15		250,000	167,500
7.125% 11/1/13		5,360,000	3,778,800
ITT Corp. 7.375% 11/15/15		250,000	182,500
Landry's Restaurants, Inc. 9.5% 12/15/14		50,000	45,000
Las Vegas Sands Corp. 6.375% 2/15/15		875,000	481,250
Mandalay Resort Group 9.375% 2/15/10		700,000	413,000
Mashantucket Western Pequot Tribe 8.5% 11/15/15 (h)		5,930,000	1,779,000
McDonald's Corp. 6.3% 3/1/38		7,590,000	7,201,832
MGM Mirage, Inc.:
6% 10/1/09		1,055,000	862,463
6.625% 7/15/15		2,765,000	1,458,538
6.75% 9/1/12		6,340,000	3,423,600
6.75% 4/1/13		3,650,000	1,907,125
6.875% 4/1/16		1,070,000	561,750
7.625% 1/15/17		3,465,000	1,819,125
8.375% 2/1/11		2,585,000	1,253,725
Mohegan Tribal Gaming Authority:
6.125% 2/15/13		1,825,000	1,213,625
6.375% 7/15/09		1,415,000	1,202,750
7.125% 8/15/14		1,565,000	876,400
Royal Caribbean Cruises Ltd.:
7.25% 3/15/18		465,000	237,150
yankee:
7% 6/15/13		3,350,000	2,010,000
7.25% 6/15/16		4,190,000	2,241,650
7.5% 10/15/27		2,125,000	1,147,500
Scientific Games Corp.:
6.25% 12/15/12		875,000	656,250
7.875% 6/15/16 (h)		1,950,000	1,462,500
Seminole Hard Rock Entertainment, Inc. 5.3188% 3/15/14 (h)(n)		3,010,000	1,595,300
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Seneca Gaming Corp.:
Series B, 7.25% 5/1/12		$ 1,215,000	$ 814,050
7.25% 5/1/12		2,715,000	1,846,200
Snoqualmie Entertainment Authority:
6.875% 2/1/14 (h)(n)		140,000	82,600
9.125% 2/1/15 (h)		1,805,000	1,046,900
Times Square Hotel Trust 8.528% 8/1/26 (h)		110,414	66,248
Town Sports International Holdings, Inc. 0% 2/1/14 (e)		2,270,000	1,816,000
Universal City Florida Holding Co. I/II 8.375% 5/1/10		3,025,000	1,361,250
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
6.625% 12/1/14		2,585,000	1,770,725
6.625% 12/1/14		6,460,000	4,522,000
			52,593,306
Household Durables - 0.2%
D.R. Horton, Inc. 6.5% 4/15/16		1,170,000	737,100
Fortune Brands, Inc. 5.875% 1/15/36		13,274,000	8,893,567
K. Hovnanian Enterprises, Inc. 6.375% 12/15/14		710,000	198,800
KB Home 6.375% 8/15/11		530,000	392,200
Newell Rubbermaid, Inc. 6.25% 4/15/18		3,105,000	2,341,799
Pulte Homes, Inc. 5.25% 1/15/14		645,000	432,150
Urbi, Desarrollos Urbanos, SA de CV 8.5% 4/19/16 (h)		505,000	368,650
			13,364,266
Leisure Equipment & Products - 0.0%
Riddell Bell Holdings, Inc. 8.375% 10/1/12		285,000	203,775
Media - 1.3%
AOL Time Warner, Inc. 7.625% 4/15/31		500,000	429,821
Cablemas SA de CV 9.375% 11/15/15 (Reg. S)		2,615,000	2,105,075
Cablevision Systems Corp.:
8% 4/15/12		3,070,000	2,532,750
8.3338% 4/1/09 (n)		340,000	332,350
Charter Communications Holdings I LLC:
9.92% 4/1/14		1,495,000	179,400
11.125% 1/15/14		505,000	70,700
Charter Communications Holdings I LLC/Charter Communications Holdings I Capital Corp. 11% 10/1/15		5,490,000	1,372,500
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp. 10.25% 9/15/10		$ 3,865,000	$ 1,932,500
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
8% 4/30/12 (h)		2,060,000	1,467,750
8.375% 4/30/14 (h)		2,220,000	1,509,600
10.875% 9/15/14 (h)		890,000	638,575
Comcast Corp.:
5.7% 5/15/18		9,000,000	7,558,434
6.45% 3/15/37		8,838,000	6,943,725
COX Communications, Inc. 6.45% 12/1/36 (h)		1,365,000	1,038,822
CSC Holdings, Inc.:
6.75% 4/15/12		4,365,000	3,622,950
7.625% 4/1/11		1,550,000	1,371,750
8.5% 6/15/15 (h)		2,340,000	1,889,550
EchoStar Communications Corp.:
6.375% 10/1/11		4,410,000	3,737,475
7% 10/1/13		6,765,000	5,023,013
7.125% 2/1/16		1,345,000	948,225
Interpublic Group of Companies, Inc.:
6.25% 11/15/14		915,000	503,250
7.25% 8/15/11		650,000	390,000
Kabel Deutschland GmbH 10.625% 7/1/14		4,070,000	3,194,950
Lamar Media Corp.:
Series B, 6.625% 8/15/15		535,000	387,875
6.625% 8/15/15		1,030,000	746,750
News America Holdings, Inc. 7.75% 12/1/45		170,000	153,930
News America, Inc.:
6.15% 3/1/37		2,970,000	2,201,860
6.2% 12/15/34		5,330,000	4,039,346
6.65% 11/15/37		15,817,000	12,682,719
Nexstar Broadcasting, Inc. 7% 1/15/14		345,000	175,950
Nexstar Finance Holdings LLC/Nexstar Finance Holdings, Inc. 11.375% 4/1/13		639,181	306,807
Nielsen Finance LLC/Nielsen Finance Co.:
0% 8/1/16 (e)		2,580,000	967,500
10% 8/1/14		3,655,000	2,613,325
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Quebecor Media, Inc.:
7.75% 3/15/16		$ 4,080,000	$ 2,692,800
7.75% 3/15/16		1,790,000	1,181,400
The Reader's Digest Association, Inc. 9% 2/15/17		2,805,000	645,150
Time Warner Cable, Inc.:
5.85% 5/1/17		2,607,000	2,188,676
6.75% 7/1/18		12,300,000	10,787,543
7.3% 7/1/38		9,000,000	7,505,028
Time Warner, Inc.:
6.5% 11/15/36		7,565,000	5,580,996
6.625% 5/15/29		4,415,000	3,441,153
TL Acquisitions, Inc.:
0% 7/15/15 (e)(h)		1,305,000	515,475
10.5% 1/15/15 (h)		4,325,000	2,292,250
Viacom, Inc.:
6.125% 10/5/17		4,235,000	3,443,877
6.75% 10/5/37		1,460,000	1,065,866
Videotron Ltd. 9.125% 4/15/18 (h)		1,630,000	1,426,250
Visant Holding Corp. 8.75% 12/1/13		450,000	324,000
			116,159,691
Multiline Retail - 0.0%
Matahari Finance BV 9.5% 10/6/09		1,095,000	930,750
Neiman Marcus Group, Inc. 9% 10/15/15		1,400,000	595,000
			1,525,750
Specialty Retail - 0.1%
AutoNation, Inc. 7% 4/15/14		1,290,000	864,300
GSC Holdings Corp./Gamestop, Inc. 8% 10/1/12		2,610,000	2,401,200
Michaels Stores, Inc. 10% 11/1/14		705,000	216,788
Nebraska Book Co., Inc. 8.625% 3/15/12		1,000,000	500,000
Sally Holdings LLC:
9.25% 11/15/14		1,895,000	1,373,875
10.5% 11/15/16		420,000	228,900
Sonic Automotive, Inc. 8.625% 8/15/13		780,000	280,800
Toys 'R' US, Inc.:
7.375% 10/15/18		735,000	301,350
7.625% 8/1/11		4,470,000	2,503,200
			8,670,413
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - 0.0%
Hanesbrands, Inc. 6.5081% 12/15/14 (h)(n)		$ 2,210,000	$ 1,414,400
Levi Strauss & Co.:
8.875% 4/1/16		1,780,000	983,450
9.75% 1/15/15		1,270,000	952,500
			3,350,350
TOTAL CONSUMER DISCRETIONARY			198,496,801
CONSUMER STAPLES - 1.6%
Beverages - 0.3%
Constellation Brands, Inc.:
7.25% 9/1/16		3,135,000	2,602,050
7.25% 5/15/17		635,000	525,463
8.375% 12/15/14		2,835,000	2,459,363
Diageo Capital PLC 5.75% 10/23/17		8,133,000	7,349,963
PepsiCo, Inc. 7.9% 11/1/18		9,430,000	10,522,362
			23,459,201
Food & Staples Retailing - 0.3%
Albertsons, Inc.:
7.45% 8/1/29		250,000	171,461
7.75% 6/15/26		210,000	151,968
CVS Caremark Corp.:
6.036% 12/10/28 (h)		12,199,367	7,929,589
6.302% 6/1/37 (n)		8,615,000	4,479,800
Rite Aid Corp.:
6.875% 8/15/13		735,000	154,350
7.5% 3/1/17		1,920,000	1,104,000
9.375% 12/15/15		735,000	220,500
10.375% 7/15/16		785,000	525,950
SUPERVALU, Inc. 7.5% 11/15/14		1,150,000	920,000
Wal-Mart Stores, Inc. 6.2% 4/15/38		10,570,000	10,115,744
			25,773,362
Food Products - 0.5%
Cargill, Inc.:
6% 11/27/17 (h)		8,750,000	7,512,820
6.625% 9/15/37 (h)		8,334,000	6,445,424
Dean Foods Co.:
6.9% 10/15/17		4,870,000	3,603,800
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Food Products - continued
Dean Foods Co.: - continued
7% 6/1/16		$ 3,235,000	$ 2,515,213
General Mills, Inc. 5.2% 3/17/15		7,738,000	7,040,079
Gruma SA de CV 7.75%		1,560,000	873,600
Kraft Foods, Inc.:
6.125% 2/1/18		5,261,000	4,849,321
6.875% 2/1/38		11,635,000	10,198,415
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11		1,595,000	1,116,500
Pierre Foods, Inc. 9.875% 7/15/12 (c)		540,000	43,200
Pilgrims Pride Corp.:
7.625% 5/1/15 (c)		1,380,000	193,200
8.375% 5/1/17 (c)		1,425,000	85,500
Smithfield Foods, Inc. 7.75% 7/1/17		4,340,000	2,213,400
			46,690,472
Personal Products - 0.0%
Revlon Consumer Products Corp. 9.5% 4/1/11		3,075,000	2,367,750
Tobacco - 0.5%
Altria Group, Inc.:
9.7% 11/10/18		11,500,000	11,637,046
9.95% 11/10/38		7,025,000	6,957,862
Philip Morris International, Inc.:
4.875% 5/16/13		7,558,000	7,229,786
5.65% 5/16/18		7,161,000	6,427,162
6.375% 5/16/38		12,110,000	10,374,395
Reynolds American, Inc. 7.25% 6/15/37		4,865,000	3,135,240
			45,761,491
TOTAL CONSUMER STAPLES			144,052,276
ENERGY - 2.4%
Energy Equipment & Services - 0.1%
Compagnie Generale de Geophysique SA:
7.5% 5/15/15		2,515,000	1,685,050
7.75% 5/15/17		2,970,000	1,841,400
Complete Production Services, Inc. 8% 12/15/16		740,000	481,000
Helix Energy Solutions Group, Inc. 9.5% 1/15/16 (h)		1,295,000	686,350
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
ENERGY - continued
Energy Equipment & Services - continued
Seitel, Inc. 9.75% 2/15/14		$ 2,545,000	$ 1,527,000
Weatherford International Ltd. 7% 3/15/38		5,880,000	4,526,183
			10,746,983
Oil, Gas & Consumable Fuels - 2.3%
Anadarko Petroleum Corp.:
5.95% 9/15/16		8,600,000	7,532,757
6.45% 9/15/36		2,115,000	1,636,860
Arch Western Finance LLC 6.75% 7/1/13		1,600,000	1,312,000
Atlas Pipeline Partners LP 8.125% 12/15/15		1,875,000	1,237,500
Canadian Natural Resources Ltd.:
5.7% 5/15/17		14,850,000	12,630,519
6.25% 3/15/38		3,050,000	2,255,777
6.75% 2/1/39		2,980,000	2,362,014
Chaparral Energy, Inc.:
8.5% 12/1/15		1,325,000	463,750
8.875% 2/1/17		1,125,000	399,375
Chesapeake Energy Corp.:
6.5% 8/15/17		1,925,000	1,318,625
6.875% 1/15/16		740,000	521,700
7.25% 12/15/18		1,600,000	1,112,000
7.5% 9/15/13		2,265,000	1,789,350
7.5% 6/15/14		1,790,000	1,396,200
7.625% 7/15/13		600,000	492,000
Connacher Oil and Gas Ltd. 10.25% 12/15/15 (h)		915,000	466,650
Drummond Co., Inc. 7.375% 2/15/16 (h)		3,465,000	1,663,200
Duke Capital LLC 6.75% 2/15/32		10,542,000	7,369,185
Duke Energy Field Services 6.45% 11/3/36 (h)		2,400,000	1,652,256
El Paso Corp. 7% 6/15/17		3,283,000	2,337,473
El Paso Energy Corp. 7.75% 1/15/32		1,315,000	828,449
El Paso Performance-Linked Trust 7.75% 7/15/11 (h)		3,100,000	2,356,000
Energy Partners Ltd. 9.75% 4/15/14		2,355,000	1,083,300
Forest Oil Corp.:
7.25% 6/15/19		1,080,000	745,200
7.75% 5/1/14		675,000	533,250
Frontier Oil Corp. 8.5% 9/15/16		1,950,000	1,618,500
KazMunaiGaz Finance Sub BV:
8.375% 7/2/13 (h)		1,750,000	1,330,000
9.125% 7/2/18 (h)		885,000	592,950
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Kinder Morgan Finance Co. ULC 5.35% 1/5/11		$ 795,000	$ 679,725
Massey Energy Co. 6.875% 12/15/13		4,845,000	3,488,400
Nakilat, Inc. 6.067% 12/31/33 (h)		2,885,000	2,047,542
National Gas Co. of Trinidad & Tobago Ltd. 6.05% 1/15/36 (h)		240,000	168,000
Newfield Exploration Co. 7.125% 5/15/18		2,250,000	1,597,500
Nexen, Inc.:
5.875% 3/10/35		240,000	165,717
6.4% 5/15/37		3,645,000	2,634,369
NGPL PipeCo LLC 6.514% 12/15/12 (h)		4,600,000	4,285,595
OPTI Canada, Inc.:
7.875% 12/15/14		2,035,000	763,125
8.25% 12/15/14		4,060,000	1,380,400
Pan American Energy LLC 7.75% 2/9/12 (h)		3,120,000	2,106,000
Peabody Energy Corp. 7.375% 11/1/16		1,030,000	875,500
Pemex Project Funding Master Trust 6.625% 6/15/35		625,000	461,563
Petro-Canada:
6.05% 5/15/18		3,850,000	3,028,356
6.8% 5/15/38		18,950,000	13,476,558
Petrohawk Energy Corp.:
7.875% 6/1/15 (h)		2,145,000	1,512,225
9.125% 7/15/13		4,270,000	3,245,200
Petroleos de Venezuela SA:
5.25% 4/12/17		12,775,000	4,854,500
5.375% 4/12/27		3,760,000	1,278,400
Petroleum Development Corp. 12% 2/15/18		1,605,000	1,155,600
Pioneer Natural Resources Co. 6.65% 3/15/17		2,935,000	1,937,100
Plains All American Pipeline LP:
6.125% 1/15/17		6,185,000	4,841,098
6.65% 1/15/37		4,430,000	2,776,494
Plains Exploration & Production Co.:
7% 3/15/17		5,005,000	3,328,325
7.75% 6/15/15		485,000	354,050
Range Resources Corp.:
6.375% 3/15/15 (Reg. S)		1,085,000	868,000
7.375% 7/15/13		2,060,000	1,854,000
7.5% 5/15/16		4,255,000	3,489,100
Ras Laffan Liquid Natural Gas Co. Ltd. III 6.332% 9/30/27 (h)		1,840,000	1,508,800
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
SandRidge Energy, Inc.:
7.5075% 4/1/14 (n)		$ 2,720,000	$ 1,523,200
8.625% 4/1/15 pay-in-kind (n)		6,045,000	3,747,900
Ship Finance International Ltd. 8.5% 12/15/13		1,330,000	931,000
Southwestern Energy Co. 7.5% 2/1/18 (h)		2,315,000	1,956,175
Spectra Energy Capital, LLC 6.2% 4/15/18		14,500,000	12,489,198
Suncor Energy, Inc.:
6.1% 6/1/18		9,625,000	8,121,363
6.85% 6/1/39		10,460,000	8,042,516
Teekay Corp. 8.875% 7/15/11		2,115,000	1,797,750
TEPPCO Partners LP:
6.65% 4/15/18		4,741,000	3,873,520
7.55% 4/15/38		9,095,000	6,759,895
Tesoro Corp. 6.5% 6/1/17		225,000	131,625
Texas Eastern Transmission LP 6% 9/15/17 (h)		4,381,000	3,726,741
TNK-BP Finance SA:
6.875% 7/18/11 (h)		1,200,000	768,000
7.5% 3/13/13 (Reg. S)		2,660,000	1,409,800
Valero Energy Corp. 6.625% 6/15/37		2,785,000	2,087,199
Williams Partners LP/Williams Partners Finance Corp. 7.25% 2/1/17		285,000	222,300
XTO Energy, Inc.:
6.375% 6/15/38		13,285,000	10,363,735
6.75% 8/1/37		10,380,000	8,532,329
YPF SA 10% 11/2/28		1,475,000	892,375
			206,574,703
TOTAL ENERGY			217,321,686
FINANCIALS - 4.6%
Capital Markets - 1.3%
Bear Stearns Companies, Inc. 6.95% 8/10/12		9,630,000	9,695,455
BlackRock, Inc. 6.25% 9/15/17		11,750,000	10,459,110
Goldman Sachs Group, Inc.:
5.625% 1/15/17		3,200,000	2,392,067
6.75% 10/1/37		28,895,000	18,524,035
JPMorgan Chase Capital XX 6.55% 9/29/36		10,020,000	7,258,929
JPMorgan Chase Capital XXV 6.8% 10/1/37		7,405,000	5,442,364
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Capital Markets - continued
Lehman Brothers Holdings, Inc.:
6.75% 12/28/17 (c)		$ 4,235,000	$ 424
6.875% 5/2/18 (c)		3,600,000	360,000
7% 9/27/27 (c)		5,000,000	500,000
Merrill Lynch & Co., Inc.:
5.45% 2/5/13		10,653,000	9,836,693
6.15% 4/25/13		3,165,000	2,992,330
6.4% 8/28/17		2,720,000	2,496,038
6.875% 4/25/18		2,357,000	2,219,441
Morgan Stanley:
4.57% 1/9/12 (n)		8,800,000	6,973,305
4.75% 4/1/14		1,635,000	1,185,792
5.45% 1/9/17		2,000,000	1,579,058
5.95% 12/28/17		4,500,000	3,620,844
6.625% 4/1/18		13,900,000	11,528,187
Northern Trust Corp. 5.5% 8/15/13		2,275,000	2,238,821
UBS AG Stamford Branch:
5.75% 4/25/18		12,400,000	10,520,693
5.875% 12/20/17		12,585,000	10,930,324
			120,753,910
Commercial Banks - 0.8%
American Express Bank FSB 6% 9/13/17		10,000,000	8,027,280
Bank of America NA:
5.3% 3/15/17		1,515,000	1,360,338
6% 10/15/36		690,000	593,882
BB&T Capital Trust IV 6.82% 6/12/77 (n)		2,314,000	1,349,474
Credit Suisse First Boston 6% 2/15/18		13,365,000	11,301,324
Development Bank of Philippines 8.375% (n)		1,355,000	1,043,350
Ex-Im Ukraine 7.65% 9/7/11 (Issued by Credit Suisse London Branch for Ex-Im Ukraine)		4,975,000	2,189,000
EXIM of Ukraine 7.75% 9/23/09 (Issued by Dresdner Bank AG for EXIM Ukraine)		1,145,000	847,300
HBOS PLC 6.75% 5/21/18 (h)		10,175,000	8,455,822
HSBC Holdings PLC 6.5% 9/15/37		8,400,000	7,037,260
HSBK (Europe) B.V. 9.25% 10/16/13 (h)		2,025,000	1,539,000
JSC Halyk Bank of Kazakhstan (Reg. S) 8.125% 10/7/09		1,055,000	991,700
KeyCorp Capital Trust VII 5.7% 6/15/35		2,600,000	1,300,000
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - continued
Kyivstar GSM 10.375% 8/17/09 (Issued by Dresdner Bank AG for Kyivstar GSM) (h)		$ 790,000	$ 766,300
Standard Chartered Bank 6.4% 9/26/17 (h)		11,244,000	9,160,757
UBS Luxembourg SA (Reg. S) 8.375% 10/22/11		1,545,000	1,035,150
Vimpel Communications:
8% 2/11/10 (Issued by UBS Luxembourg SA for Vimpel Communications)		1,560,000	1,294,800
10% 6/16/09 (Issued by UBS Luxembourg SA for Vimpel Communications)		315,000	309,015
Wachovia Bank NA 6.6% 1/15/38		9,000,000	7,718,121
Wells Fargo & Co. 5.625% 12/11/17		10,423,000	9,887,591
			76,207,464
Consumer Finance - 0.7%
American Express Co. 8.15% 3/19/38		9,010,000	8,361,406
American General Finance Corp. 6.9% 12/15/17		5,510,000	2,276,148
Ford Motor Credit Co. LLC:
7.25% 10/25/11		710,000	314,037
7.375% 10/28/09		1,475,000	870,250
General Electric Capital Corp.:
5.625% 9/15/17		4,445,000	4,114,621
5.625% 5/1/18		25,000,000	23,051,225
5.875% 1/14/38		14,000,000	11,461,408
6.375% 11/15/67 (n)		9,000,000	5,757,399
SLM Corp.:
3.675% 7/27/09 (n)		1,827,000	1,687,848
3.695% 7/26/10 (n)		6,515,000	5,097,512
4% 1/15/09		1,885,000	1,844,567
4.5% 7/26/10		4,120,000	3,472,390
			68,308,811
Diversified Financial Services - 0.7%
Bank of America Corp. 5.75% 12/1/17		4,590,000	4,281,015
Citigroup, Inc.:
5.3% 10/17/12		6,670,000	6,087,996
5.5% 4/11/13		2,920,000	2,657,419
6.125% 5/15/18		2,920,000	2,668,836
GlaxoSmithKline Capital, Inc.:
5.65% 5/15/18		5,941,000	5,726,144
6.375% 5/15/38		7,549,000	7,142,668
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
Hilcorp Energy I LP/Hilcorp Finance Co.:
7.75% 11/1/15 (h)		$ 5,185,000	$ 3,707,275
9% 6/1/16 (h)		1,000,000	715,000
International Lease Finance Corp. 5.65% 6/1/14		10,520,000	6,312,000
Leucadia National Corp.:
7% 8/15/13		6,420,000	5,392,800
7.125% 3/15/17		880,000	719,400
NSG Holdings II, LLC 7.75% 12/15/25 (h)		5,470,000	4,266,600
OAO TMK 8.5% 9/29/09 (Issued by TMK Capital SA for OAO TMK)		2,500,000	1,700,000
Pakistan International Sukuk Co. Ltd. 5.3569% 1/27/10 (n)		773,000	579,750
Sunwest Management, Inc. 8.385% 6/9/10 (c)(n)		325,000	162,500
TMK Capital SA 10% 7/29/11		2,100,000	924,000
Yankee Acquisition Corp. 8.5% 2/15/15		1,140,000	530,100
ZFS Finance USA Trust V 6.5% 5/9/67 (h)(n)		12,400,000	6,572,000
			60,145,503
Insurance - 0.2%
American International Group, Inc. 8.175% 5/15/58 (h)(n)		7,875,000	2,617,886
Pacific Life Global Funding 5.15% 4/15/13 (h)		7,895,000	7,102,683
The Chubb Corp.:
5.75% 5/15/18		4,035,000	3,517,390
6.5% 5/15/38		3,390,000	2,857,089
			16,095,048
Real Estate Investment Trusts - 0.4%
Duke Realty LP:
5.4% 8/15/14		4,695,000	2,910,900
5.875% 8/15/12		895,000	599,650
5.95% 2/15/17		490,000	249,900
6.25% 5/15/13		14,190,000	8,655,900
6.5% 1/15/18		3,795,000	1,897,500
Highwoods/Forsyth LP 5.85% 3/15/17		80,000	56,000
HMB Capital Trust V 6.4188% 12/15/36 (c)(h)(n)		270,000	27
Hospitality Properties Trust 6.7% 1/15/18		5,000,000	2,350,000
Host Hotels & Resorts LP 6.875% 11/1/14		835,000	567,800
iStar Financial, Inc. 5.95% 10/15/13		300,000	111,000
Liberty Property LP 6.625% 10/1/17		3,785,000	2,271,000
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Omega Healthcare Investors, Inc.:
7% 4/1/14		$ 5,850,000	$ 4,884,750
7% 1/15/16		1,960,000	1,499,400
Reckson Operating Partnership LP 6% 3/31/16		3,651,000	1,825,500
Rouse Co.:
5.375% 11/26/13		145,000	31,900
7.2% 9/15/12		10,000	2,400
Rouse Co. LP/TRC, Inc. 6.75% 5/1/13 (h)		495,000	108,900
Senior Housing Properties Trust 8.625% 1/15/12		250,000	217,500
UDR, Inc. 5.5% 4/1/14		2,755,000	1,845,850
Ventas Realty LP:
6.5% 6/1/16		105,000	79,800
6.625% 10/15/14		2,665,000	2,145,325
6.75% 4/1/17		1,285,000	963,750
			33,274,752
Real Estate Management & Development - 0.2%
American Real Estate Partners/American Real Estate Finance Corp.:
7.125% 2/15/13		9,860,000	5,940,650
8.125% 6/1/12		2,265,000	1,543,031
ERP Operating LP:
5.375% 8/1/16		2,170,000	1,398,105
5.5% 10/1/12		3,140,000	2,589,238
5.75% 6/15/17		6,260,000	3,979,476
Forest City Enterprises, Inc. 7.625% 6/1/15		100,000	50,000
			15,500,500
Thrifts & Mortgage Finance - 0.3%
Bank of America Corp.:
4.9% 5/1/13		7,817,000	7,473,169
5.65% 5/1/18		13,300,000	12,327,970
Credit Suisse First Boston New York Branch 5% 5/15/13		6,309,000	5,948,718
Wrightwood Capital LLC 10.5% 6/1/14 (h)		100,000	53,500
			25,803,357
TOTAL FINANCIALS			416,089,345
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
HEALTH CARE - 0.5%
Health Care Equipment & Supplies - 0.1%
Bausch & Lomb, Inc. 9.875% 11/1/15 (h)		$ 3,055,000	$ 2,352,350
Biomet, Inc.:
10% 10/15/17		4,825,000	4,318,375
10.375% 10/15/17 pay-in-kind (n)		3,155,000	2,303,150
11.625% 10/15/17		2,045,000	1,543,975
Boston Scientific Corp. 6.4% 6/15/16		980,000	769,300
FMC Finance III SA 6.875% 7/15/17		1,030,000	860,050
			12,147,200
Health Care Providers & Services - 0.2%
Community Health Systems, Inc. 8.875% 7/15/15		4,865,000	3,940,650
DASA Finance Corp. 8.75% 5/29/18 (h)		725,000	478,500
DaVita, Inc. 6.625% 3/15/13		1,725,000	1,500,750
HCA, Inc.:
6.5% 2/15/16		1,420,000	795,200
8.75% 9/1/10		1,045,000	940,500
9.125% 11/15/14		2,070,000	1,681,875
9.25% 11/15/16		3,450,000	2,794,500
10.375% 11/15/16 pay-in-kind (n)		9,870,000	6,943,202
HealthSouth Corp. 10.75% 6/15/16		2,280,000	1,960,800
Skilled Healthcare Group, Inc. 11% 1/15/14		64,000	56,320
Sun Healthcare Group, Inc. 9.125% 4/15/15		10,000	8,300
Viant Holdings, Inc. 10.125% 7/15/17 (h)		71,000	35,500
			21,136,097
Health Care Technology - 0.1%
DJO Finance LLC / DJO Finance Corp. 10.875% 11/15/14		6,520,000	4,759,600
Pharmaceuticals - 0.1%
AstraZeneca PLC:
5.9% 9/15/17		3,520,000	3,492,551
6.45% 9/15/37		2,600,000	2,484,414
			5,976,965
TOTAL HEALTH CARE			44,019,862
INDUSTRIALS - 1.0%
Aerospace & Defense - 0.1%
Alliant Techsystems, Inc. 6.75% 4/1/16		3,010,000	2,528,400
BE Aerospace, Inc. 8.5% 7/1/18		1,765,000	1,456,125
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Aerospace & Defense - continued
Bombardier, Inc.:
6.3% 5/1/14 (h)		$ 1,575,000	$ 1,189,125
6.75% 5/1/12 (h)		2,140,000	1,819,000
7.45% 5/1/34 (h)		425,000	263,500
8% 11/15/14 (h)		915,000	768,600
			8,024,750
Airlines - 0.2%
American Airlines, Inc. pass-thru trust certificates:
6.817% 5/23/11		3,390,000	2,271,300
6.977% 11/23/22		1,189,103	618,334
8.608% 10/1/12		960,000	691,200
AMR Corp. 9% 8/1/12		485,000	218,250
Continental Airlines, Inc. pass-thru trust certificates:
7.566% 9/15/21		382,027	332,363
7.73% 9/15/12		19,588	13,907
7.875% 7/2/18		1,555,470	902,173
9.558% 9/1/19		248,494	144,127
9.798% 4/1/21		789,127	662,866
Delta Air Lines, Inc. pass-thru trust certificates:
7.57% 11/18/10		7,640,000	6,188,400
8.021% 8/10/22		1,002,104	521,094
8.954% 8/10/14		1,573,111	818,018
Northwest Airlines, Inc. pass-thru trust certificates 8.028% 11/1/17		1,165,000	640,750
United Air Lines, Inc. pass-thru trust certificates:
Class B, 7.336% 7/2/19		904,705	470,446
7.032% 4/1/12		544,479	500,920
7.186% 10/1/12		1,353,386	1,245,115
			16,239,263
Building Products - 0.0%
Nortek, Inc. 10% 12/1/13		3,025,000	2,057,000
Owens Corning 6.5% 12/1/16		1,430,000	1,065,007
Ply Gem Industries, Inc. 11.75% 6/15/13		1,415,000	820,700
			3,942,707
Commercial Services & Supplies - 0.2%
Allied Waste North America, Inc.:
6.875% 6/1/17		3,060,000	2,677,500
7.125% 5/15/16		2,040,000	1,795,200
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Allied Waste North America, Inc.: - continued
7.25% 3/15/15		$ 800,000	$ 706,000
7.875% 4/15/13		120,000	112,200
ARAMARK Corp.:
6.6925% 2/1/15 (n)		3,885,000	2,719,500
8.5% 2/1/15		3,370,000	2,847,650
Corrections Corp. of America 6.25% 3/15/13		1,280,000	1,126,400
Iron Mountain, Inc.:
6.625% 1/1/16		4,025,000	3,139,500
7.75% 1/15/15		2,545,000	2,137,800
8.625% 4/1/13		210,000	189,525
JohnsonDiversey, Inc. 9.625% 5/15/12		210,000	171,675
Rental Service Corp. 9.5% 12/1/14		1,405,000	702,500
United Rentals North America, Inc.:
7% 2/15/14		450,000	270,000
7.75% 11/15/13		300,000	180,000
US Investigations Services, Inc.:
10.5% 11/1/15 (h)		1,250,000	912,500
11.75% 5/1/16 (h)		950,000	598,500
			20,286,450
Electrical Equipment - 0.1%
General Cable Corp. 7.125% 4/1/17		700,000	462,000
Sensus Metering Systems, Inc. 8.625% 12/15/13		4,885,000	3,810,300
			4,272,300
Industrial Conglomerates - 0.2%
Covidien International Finance SA 6.55% 10/15/37		3,620,000	3,157,520
General Electric Co. 5.25% 12/6/17		15,620,000	14,313,387
Nell AF Sarl 8.375% 8/15/15 (h)		500,000	90,000
Sequa Corp.:
11.75% 12/1/15 (h)		1,415,000	622,600
13.5% 12/1/15 pay-in-kind (h)		728,793	252,891
			18,436,398
Machinery - 0.1%
Case Corp. 7.25% 1/15/16		1,705,000	1,219,075
RBS Global, Inc. / Rexnord Corp.:
8.875% 9/1/16		705,000	451,200
9.5% 8/1/14		425,000	293,250
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Machinery - continued
RBS Global, Inc. / Rexnord Corp.: - continued
11.75% 8/1/16		$ 705,000	$ 408,900
Terex Corp. 8% 11/15/17		5,965,000	4,235,150
			6,607,575
Marine - 0.0%
Navios Maritime Holdings, Inc. 9.5% 12/15/14		490,000	269,500
Professional Services - 0.0%
FTI Consulting, Inc.:
7.625% 6/15/13		2,105,000	1,873,450
7.75% 10/1/16		765,000	657,900
			2,531,350
Road & Rail - 0.1%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
7.625% 5/15/14		1,895,000	435,850
7.75% 5/15/16		2,145,000	493,350
CSX Corp. 6.25% 4/1/15		2,470,000	2,303,636
Hertz Corp.:
8.875% 1/1/14		3,020,000	1,510,000
10.5% 1/1/16		1,490,000	596,000
Kansas City Southern Railway Co. 8% 6/1/15		2,840,000	2,186,800
			7,525,636
Trading Companies & Distributors - 0.0%
Ashtead Capital, Inc. 9% 8/15/16 (h)		300,000	165,000
Ashtead Holdings PLC 8.625% 8/1/15 (h)		275,000	154,000
Penhall International Corp. 12% 8/1/14 (h)		60,000	24,000
VWR Funding, Inc. 10.25% 7/15/15		1,560,000	920,400
			1,263,400
TOTAL INDUSTRIALS			89,399,329
INFORMATION TECHNOLOGY - 0.4%
Communications Equipment - 0.1%
L-3 Communications Corp.:
5.875% 1/15/15		2,150,000	1,741,500
6.125% 7/15/13		1,430,000	1,208,350
7.625% 6/15/12		440,000	409,200
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Lucent Technologies, Inc.:
6.45% 3/15/29		$ 2,700,000	$ 1,363,500
6.5% 1/15/28		1,940,000	999,100
Nortel Networks Corp. 9.0025% 7/15/11 (n)		270,000	74,925
			5,796,575
Computers & Peripherals - 0.0%
Seagate Technology HDD Holdings 6.8% 10/1/16		3,825,000	2,218,500
Electronic Equipment & Components - 0.2%
Celestica, Inc. 7.875% 7/1/11		1,450,000	1,232,500
Flextronics International Ltd.:
6.25% 11/15/14		240,000	175,200
6.5% 5/15/13		2,510,000	1,907,600
Jabil Circuit, Inc. 8.25% 3/15/18		2,360,000	1,935,200
Texas Competitive Electric Holdings Co. LLC:
Series A, 10.25% 11/1/15 (h)		4,110,000	2,589,300
Series B, 10.25% 11/1/15 (h)		3,900,000	2,457,000
10.5% 11/1/16 pay-in-kind (h)(n)		3,965,000	2,066,756
Tyco Electronics Group SA 7.125% 10/1/37		1,895,000	1,468,034
			13,831,590
IT Services - 0.0%
Iron Mountain, Inc. 8% 6/15/20		705,000	534,038
SunGard Data Systems, Inc.:
9.125% 8/15/13		2,185,000	1,660,600
10.25% 8/15/15		990,000	574,200
			2,768,838
Office Electronics - 0.1%
Xerox Capital Trust I 8% 2/1/27		6,525,000	4,789,259
Xerox Corp. 7.625% 6/15/13		815,000	684,600
			5,473,859
Semiconductors & Semiconductor Equipment - 0.0%
Amkor Technology, Inc. 9.25% 6/1/16		865,000	484,400
Avago Technologies Finance Ltd. 10.125% 12/1/13		1,020,000	827,475
Freescale Semiconductor, Inc.:
6.6938% 12/15/14 (n)		1,045,000	266,475
8.875% 12/15/14		1,140,000	393,300
9.125% 12/15/14 pay-in-kind (n)		1,110,000	233,100
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
NXP BV:
7.5025% 10/15/13 (n)		$ 380,000	$ 91,200
9.5% 10/15/15		1,125,000	202,500
			2,498,450
Software - 0.0%
SS&C Technologies, Inc. 11.75% 12/1/13		95,000	84,550
TOTAL INFORMATION TECHNOLOGY			32,672,362
MATERIALS - 0.8%
Chemicals - 0.1%
Airgas, Inc. 7.125% 10/1/18 (h)		1,265,000	1,037,300
Berry Plastics Corp. 9.5025% 2/15/15 (n)		2,080,000	1,518,400
Chemtura Corp. 6.875% 6/1/16		645,000	335,400
Equistar Chemicals LP 7.55% 2/15/26		350,000	108,500
JohnsonDiversey Holdings, Inc. 10.67% 5/15/13		480,000	345,600
Momentive Performance Materials, Inc. 9.75% 12/1/14		4,500,000	1,732,500
Nalco Co. 7.75% 11/15/11		2,105,000	1,852,400
NOVA Chemicals Corp.:
5.72% 11/15/13 (n)		1,330,000	698,250
6.5% 1/15/12		4,110,000	2,733,150
Pliant Corp. 11.35% 6/15/09 (f)		60,253	18,076
PolyOne Corp. 8.875% 5/1/12		1,410,000	803,700
			11,183,276
Containers & Packaging - 0.1%
BWAY Corp. 10% 10/15/10		940,000	808,400
Crown Americas LLC/Crown Americas Capital Corp. 7.75% 11/15/15		700,000	630,000
Crown Cork & Seal, Inc.:
7.375% 12/15/26		780,000	499,200
8% 4/15/23		335,000	264,650
Graphic Packaging International, Inc. 8.5% 8/15/11		1,005,000	804,000
Greif, Inc. 6.75% 2/1/17		3,195,000	2,651,850
Jefferson Smurfit Corp. U.S. 7.5% 6/1/13		170,000	49,300
Owens-Brockway Glass Container, Inc. 8.25% 5/15/13		1,840,000	1,711,200
Rock-Tenn Co. 9.25% 3/15/16 (h)		2,215,000	1,904,900
Vitro SAB de CV 8.625% 2/1/12		2,765,000	746,550
			10,070,050
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
MATERIALS - continued
Metals & Mining - 0.4%
Evraz Group SA:
8.875% 4/24/13 (h)		$ 5,785,000	$ 2,487,550
9.5% 4/24/18 (h)		715,000	296,725
FMG Finance Property Ltd.:
6.8106% 9/1/11 (h)(n)		1,490,000	923,800
10% 9/1/13 (h)		6,810,000	3,677,400
10.625% 9/1/16 (h)		884,000	512,720
Freeport-McMoRan Copper & Gold, Inc.:
8.25% 4/1/15		6,000,000	4,230,000
8.375% 4/1/17		5,545,000	3,798,325
Noranda Aluminium Acquisition Corp. 6.595% 5/15/15 pay-in-kind (n)		500,000	175,000
Novelis, Inc. 7.25% 2/15/15		1,100,000	638,000
RathGibson, Inc. 11.25% 2/15/14		350,000	213,500
Rio Tinto Finance Ltd.:
6.5% 7/15/18		7,128,000	4,898,739
7.125% 7/15/28		8,900,000	5,888,685
Steel Dynamics, Inc.:
6.75% 4/1/15		4,235,000	2,583,350
7.375% 11/1/12		2,000,000	1,430,000
7.75% 4/15/16 (h)		1,285,000	783,850
United States Steel Corp. 6.65% 6/1/37		3,395,000	1,833,300
Vale Overseas Ltd. 6.25% 1/23/17		2,685,000	2,430,747
Vedanta Resources PLC 6.625% 2/22/10 (h)		2,000,000	1,620,000
			38,421,691
Paper & Forest Products - 0.2%
Abitibi-Consolidated, Inc. 13.75% 4/1/11 (h)		1,210,000	847,000
Catalyst Paper Corp. 8.625% 6/15/11		1,390,000	785,350
Domtar Corp.:
5.375% 12/1/13		1,055,000	696,300
7.125% 8/15/15		975,000	682,500
Georgia-Pacific Corp.:
7% 1/15/15 (h)		6,505,000	4,878,750
8.125% 5/15/11		3,130,000	2,676,150
8.875% 5/15/31		1,510,000	981,500
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
MATERIALS - continued
Paper & Forest Products - continued
Stone Container Corp. 8.375% 7/1/12		$ 2,545,000	$ 738,050
Stone Container Finance Co. 7.375% 7/15/14		300,000	90,000
			12,375,600
TOTAL MATERIALS			72,050,617
TELECOMMUNICATION SERVICES - 1.8%
Diversified Telecommunication Services - 1.3%
AT&T, Inc.:
6.3% 1/15/38		40,171,000	32,488,497
6.8% 5/15/36		11,484,000	9,845,291
BellSouth Capital Funding Corp. 7.875% 2/15/30		1,060,000	975,508
Cincinnati Bell, Inc. 8.375% 1/15/14		4,195,000	3,104,300
Citizens Communications Co.:
6.25% 1/15/13		1,300,000	1,053,000
9% 8/15/31		1,290,000	709,500
Indosat Finance Co. BV 7.75% 11/5/10		1,085,000	868,000
Intelsat Ltd.:
6.5% 11/1/13		3,700,000	1,739,000
7.625% 4/15/12		5,385,000	3,069,450
11.25% 6/15/16		1,975,000	1,560,250
Level 3 Financing, Inc.:
6.845% 2/15/15 (n)		255,000	104,550
8.75% 2/15/17		2,120,000	1,017,600
9.25% 11/1/14		780,000	401,700
Qwest Communications International, Inc. 7.5% 2/15/14		655,000	412,650
Qwest Corp.:
6.0688% 6/15/13 (n)		1,870,000	1,309,000
6.5% 6/1/17		1,925,000	1,347,500
7.5% 10/1/14		2,720,000	2,040,000
7.625% 6/15/15		2,225,000	1,713,250
SBC Communications, Inc.:
6.15% 9/15/34		350,000	273,373
6.45% 6/15/34		370,000	297,756
Sistema Capital SA 8.875% 1/28/11 (Reg. S)		1,280,000	780,800
Sprint Capital Corp.:
6.875% 11/15/28		16,770,000	8,217,300
7.625% 1/30/11		405,000	291,600
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Sprint Capital Corp.: - continued
8.375% 3/15/12		$ 905,000	$ 615,400
8.75% 3/15/32		570,000	296,400
Telecom Italia Capital SA 7.2% 7/18/36		9,915,000	6,643,050
Telefonica Emisiones SAU 7.045% 6/20/36		4,999,000	4,137,442
Time Warner Telecom Holdings, Inc. 9.25% 2/15/14		3,795,000	2,998,050
U.S. West Communications:
6.875% 9/15/33		1,540,000	920,150
7.5% 6/15/23		3,760,000	2,519,200
Verizon Communications, Inc.:
6.1% 4/15/18		6,000,000	5,234,850
6.25% 4/1/37		2,348,000	1,845,979
6.4% 2/15/38		7,621,000	6,175,639
6.9% 4/15/38		6,295,000	5,256,822
Verizon Global Funding Corp. 7.75% 12/1/30		5,296,000	4,711,057
			114,973,914
Wireless Telecommunication Services - 0.5%
American Tower Corp. 7.125% 10/15/12		1,820,000	1,710,800
Cricket Communications, Inc.:
9.375% 11/1/14		1,265,000	1,012,000
10% 7/15/15 (h)		2,130,000	1,767,900
Digicel Group Ltd.:
8.875% 1/15/15 (h)		7,220,000	3,898,800
9.125% 1/15/15 pay-in-kind (h)(n)		2,575,000	1,326,125
9.25% 9/1/12 (h)		820,000	631,400
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
6.375% 6/15/15		1,880,000	1,532,200
7.625% 5/15/16		1,415,000	1,192,138
8.375% 3/15/13		3,395,000	3,089,450
Intelsat Jackson Holdings Ltd.:
9.5% 6/15/16 (h)		5,450,000	4,523,500
11.5% 6/15/16 (h)		765,000	596,700
Intelsat Subsidiary Holding Co. Ltd. 8.875% 1/15/15 (h)		5,155,000	4,291,538
MetroPCS Wireless, Inc. 9.25% 11/1/14		1,855,000	1,521,100
Millicom International Cellular SA 10% 12/1/13		3,110,000	2,581,300
Mobile Telesystems Finance SA 8% 1/28/12 (h)		4,429,000	3,144,590
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Nextel Communications, Inc.:
6.875% 10/31/13		$ 4,920,000	$ 2,066,400
7.375% 8/1/15		640,000	256,000
Orascom Telecom Finance SCA 7.875% 2/8/14 (h)		3,800,000	2,014,000
Pakistan Mobile Communications Ltd. 8.625% 11/13/13 (h)		2,620,000	1,048,000
Sprint Nextel Corp. 6% 12/1/16		3,345,000	1,856,475
Telecom Personal SA 9.25% 12/22/10 (h)		4,320,000	3,283,200
Vimpel Communications:
8.375% 4/30/13 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (h)		3,505,000	1,927,750
9.125% 4/30/18 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (h)		1,150,000	488,750
			45,760,116
TOTAL TELECOMMUNICATION SERVICES			160,734,030
UTILITIES - 1.9%
Electric Utilities - 1.0%
Commonwealth Edison Co.:
5.4% 12/15/11		1,923,000	1,832,511
5.8% 3/15/18		10,485,000	9,139,020
6.15% 9/15/17		5,140,000	4,484,522
Duke Energy Carolinas LLC:
5.25% 1/15/18		4,710,000	4,459,941
6.05% 4/15/38		4,552,000	4,199,352
Edison Mission Energy:
7% 5/15/17		2,095,000	1,571,250
7.2% 5/15/19		4,865,000	3,551,450
7.625% 5/15/27		2,615,000	1,778,200
EDP Finance BV 6% 2/2/18 (h)		5,953,000	5,063,723
Enel Finance International SA:
6.25% 9/15/17 (h)		2,667,000	2,328,224
6.8% 9/15/37 (h)		16,141,000	12,256,369
Energy Future Holdings:
10.875% 11/1/17 (h)		4,420,000	2,873,000
11.25% 11/1/17 pay-in-kind (h)(n)		4,680,000	2,436,720
Illinois Power Co. 6.125% 11/15/17		2,700,000	2,324,219
Intergen NV 9% 6/30/17 (h)		6,405,000	5,316,150
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
UTILITIES - continued
Electric Utilities - continued
IPALCO Enterprises, Inc. 7.25% 4/1/16 (h)		$ 4,440,000	$ 3,552,000
Majapahit Holding BV 7.75% 10/17/16		840,000	470,400
Mirant Americas Generation LLC:
8.3% 5/1/11		1,060,000	980,500
8.5% 10/1/21		2,575,000	1,815,375
9.125% 5/1/31		340,000	244,800
National Power Corp. 6.875% 11/2/16 (h)		2,005,000	1,413,525
Nevada Power Co. 6.5% 5/15/18		790,000	687,300
Orion Power Holdings, Inc. 12% 5/1/10		70,000	67,900
PPL Capital Funding, Inc. 6.7% 3/30/67 (n)		2,290,000	1,030,500
Southern California Edison Co. 5.95% 2/1/38		3,750,000	3,550,136
Virginia Electric & Power Co. 5.4% 4/30/18		12,750,000	11,413,813
			88,840,900
Gas Utilities - 0.1%
Dynegy Holdings, Inc.:
8.375% 5/1/16		3,070,000	2,118,300
8.75% 2/15/12		1,325,000	1,116,313
Intergas Finance BV:
6.375% 5/14/17 (Reg. S)		1,250,000	737,500
6.875% 11/4/11 (Reg. S)		3,045,000	2,253,300
Transportadora de Gas del Sur SA 7.875% 5/14/17 (h)		2,580,000	1,238,400
			7,463,813
Independent Power Producers & Energy Traders - 0.4%
AES Corp.:
7.75% 3/1/14		5,400,000	3,942,000
7.75% 10/15/15		3,210,000	2,222,925
8% 10/15/17		1,615,000	1,098,200
Allegheny Energy Supply Co. LLC 7.8% 3/15/11		9,060,000	8,788,200
Mirant North America LLC 7.375% 12/31/13		2,000,000	1,697,500
NRG Energy, Inc.:
7.25% 2/1/14		3,290,000	2,697,800
7.375% 2/1/16		3,750,000	3,037,500
7.375% 1/15/17		4,070,000	3,256,000
PPL Energy Supply LLC 6.5% 5/1/18		6,895,000	5,282,418
Reliant Energy, Inc.:
6.75% 12/15/14		1,940,000	1,571,400
7.625% 6/15/14		4,570,000	3,473,200
7.875% 6/15/17		835,000	609,550
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
UTILITIES - continued
Independent Power Producers & Energy Traders - continued
Tenaska Alabama Partners LP 7% 6/30/21 (h)		$ 448,546	$ 340,895
TXU Corp. 5.55% 11/15/14		3,140,000	1,632,800
			39,650,388
Multi-Utilities - 0.4%
Aquila, Inc. 11.875% 7/1/12 (f)(n)		155,000	147,250
CMS Energy Corp.:
6.3% 2/1/12		140,000	116,200
6.55% 7/17/17		5,620,000	4,373,377
Dominion Resources, Inc. 7.5% 6/30/66 (n)		9,800,000	4,998,000
MidAmerican Energy Holdings, Co.:
5.75% 4/1/18		5,000,000	4,446,275
6.5% 9/15/37		17,430,000	14,580,247
NiSource Finance Corp.:
5.45% 9/15/20		1,650,000	972,868
6.8% 1/15/19		10,000,000	7,289,870
			36,924,087
TOTAL UTILITIES			172,879,188
TOTAL NONCONVERTIBLE BONDS			1,547,715,496
TOTAL CORPORATE BONDS (Cost $2,022,912,090)			1,551,903,162
U.S. Government and Government Agency Obligations - 9.8%

U.S. Government Agency Obligations - 1.3%
Fannie Mae:
4.375% 7/17/13 (j)		8,745,000	9,195,219
4.75% 11/19/12		24,650,000	26,146,329
5% 2/16/12		8,000,000	8,492,500
Federal Home Loan Bank 3.625% 5/29/13		15,625,000	15,917,188
Freddie Mac 5.25% 7/18/11 (g)		50,000,000	53,278,400
Tennessee Valley Authority 5.375% 4/1/56		385,000	410,837
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			113,440,473
U.S. Government and Government Agency Obligations - continued
		Principal Amount (d)	Value
U.S. Treasury Inflation Protected Obligations - 6.4%
U.S. Treasury Inflation-Indexed Notes:
1.625% 1/15/18		$ 85,221,408	$ 75,361,044
2% 1/15/14 (j)		334,144,001	300,679,202
2% 7/15/14		75,447,450	67,313,357
2.625% 7/15/17		141,827,921	134,711,899
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS			578,065,502
U.S. Treasury Obligations - 2.1%
U.S. Treasury Notes:
1.5% 10/31/10		48,345,000	48,835,992
3.125% 9/30/13		55,225,000	58,447,876
4.125% 8/31/12		35,285,000	38,951,323
4.5% 9/30/11 (j)		41,855,000	45,713,529
TOTAL U.S. TREASURY OBLIGATIONS			191,948,720
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $927,848,829)			883,454,695
U.S. Government Agency - Mortgage Securities - 16.8%

Fannie Mae - 14.9%
3.998% 10/1/33 (n)		1,419,544	1,404,145
4.361% 5/1/35 (n)		2,331,930	2,351,989
4.5% 4/1/20		2,194,147	2,214,460
4.978% 5/1/35 (n)		2,448,242	2,449,123
5% 8/1/18 to 9/1/38		130,375,010	131,502,348
5% 12/11/38 (i)		29,000,000	29,190,313
5% 12/11/38 (i)		50,000,000	50,328,125
5% 12/11/38 (i)		50,000,000	50,328,125
5.291% 12/1/35 (n)		1,145,482	1,148,656
5.301% 2/1/36 (n)		2,015,606	2,021,077
5.5% 10/1/17 to 11/1/37		452,961,713	462,009,795
5.5% 12/11/38 (i)		192,000,000	195,210,010
5.593% 7/1/37 (n)		1,276,047	1,283,902
6% 6/1/22 to 3/1/38		249,825,005	256,400,768
6% 12/11/38 (i)		50,000,000	51,132,810
6.022% 4/1/36 (n)		1,003,174	1,011,660
6.243% 6/1/36 (n)		394,271	391,566
6.328% 4/1/36 (n)		1,017,036	1,029,392
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (d)	Value
Fannie Mae - continued
6.5% 12/1/34 to 8/1/37		$ 29,702,127	$ 30,635,482
6.5% 12/1/38 (i)		18,000,000	18,502,031
6.5% 12/11/38 (i)		25,000,000	25,697,265
6.5% 12/11/38 (i)		25,000,000	25,697,265
TOTAL FANNIE MAE			1,341,940,307
Freddie Mac - 1.9%
4.391% 1/1/35 (n)		4,654,068	4,566,970
4.621% 2/1/35 (n)		4,799,460	4,723,630
4.722% 10/1/35 (n)		10,332,307	10,261,474
5.5% 11/1/17		3,699,320	3,779,115
5.735% 10/1/35 (n)		735,656	736,973
5.86% 6/1/36 (n)		1,168,136	1,174,937
5.997% 7/1/37 (n)		5,889,014	5,950,245
6% 10/1/35 to 3/1/38		84,862,892	86,821,426
6% 12/1/38 (i)		25,000,000	25,548,828
6% 12/11/38 (i)		22,000,000	22,482,968
6.024% 6/1/36 (n)		1,091,970	1,099,250
6.053% 4/1/36 (n)		1,847,942	1,859,919
6.097% 6/1/36 (n)		1,128,251	1,134,496
TOTAL FREDDIE MAC			170,140,231
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,488,997,014)			1,512,080,538
Asset-Backed Securities - 0.9%

ACE Securities Corp. Home Equity Loan Trust Series 2005-SD1 Class A1, 1.795% 11/25/50 (n)		11,591	9,210
Advanta Business Card Master Trust:
Series 2006-A6 Class A6, 1.4825% 9/20/13 (n)		4,980,000	3,834,600
Series 2006-A7 Class A7, 1.4725% 10/20/12 (n)		5,440,000	4,188,800
Series 2007-A1 Class A, 1.5025% 1/20/15 (n)		3,650,000	2,799,331
Series 2007-D1 Class D, 2.8525% 1/22/13 (h)(n)		2,590,000	388,500
Airspeed Ltd. Series 2007-1A Class C1, 3.9225% 6/15/32 (h)(n)		4,685,120	2,084,878
AmeriCredit Prime Automobile Receivables Trust Series 2007-1 Class E, 6.96% 3/31/16 (h)		2,102,628	1,261,577
Asset-Backed Securities - continued
		Principal Amount (d)	Value
Anthracite CDO II Ltd. Series 2002-2A:
Class F, 7.6% 12/24/37 (h)		$ 160,000	$ 72,352
Class G, 9.75% 12/24/37 (h)		210,000	87,591
Anthracite CDO III Ltd./Anthracite CDO III Corp. Series 2004-1A Class A, 1.7588% 3/23/19 (h)(n)		271,675	185,443
Capital Auto Receivables Asset Trust Series 2006-1:
Class C, 5.55% 1/18/11		1,500,000	1,405,934
Class D, 7.16% 1/15/13 (h)		160,000	112,000
Capital Trust RE CDO Ltd./Capital Trust RE CDO Corp. Series 2005-3A Class A2, 5.16% 6/25/35 (h)		460,000	360,558
CapitalSource Real Estate Loan Trust Series 2006-1A Class A2A, 4.7525% 1/20/37 (h)(n)		250,000	118,750
Capmark VII Ltd. Series 2006-7A Class H, 2.9725% 8/20/36 (h)(n)		500,000	7,500
Carrington Mortgage Loan Trust Series 2006-NC3 Class M10, 3.395% 8/25/36 (h)(n)		290,000	8,555
Countrywide Home Loan Trust Series 2006-13N Class N, 7% 8/25/37 (h)		480,708	29,804
Crest Clarendon Street Ltd./Crest Clarendon Corp. Series 2002-1A:
Class B1, 6.065% 12/28/35 (h)		500,000	325,000
Class B2, 5.1188% 12/28/35 (h)(n)		500,000	315,000
Crest Dartmouth Street Ltd./Crest Dartmouth Street Corp. Series 2003-1A Class D, 9% 6/28/38 (h)		100,000	47,660
DB Master Finance LLC Series 2006-1 Class M1, 8.285% 6/20/31 (h)		235,000	150,510
Ford Credit Auto Owner Trust:
Series 2006-B Class D, 7.26% 2/15/13 (h)		1,175,000	587,500
Series 2006-C Class D, 6.89% 5/15/13 (h)		915,000	457,500
Series 2007-A Class D, 7.05% 12/15/13 (h)		970,000	485,000
GS Auto Loan Trust Series 2006-1 Class D, 6.25% 1/15/14 (h)		663,436	371,524
GSAMP Trust Series 2004-AR1 Class B4, 5% 6/25/34 (h)(n)		421,734	109,651
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3 Class E, 3.045% 9/25/46 (h)(n)		250,000	25,000
Home Equity Asset Trust Series 2006-3N Class B, 6.5% 8/27/36 (c)(h)		250,000	0
Kent Funding III Ltd. Series 2006-3A Class D, 6.2713% 10/29/47 (n)		248,742	2,487
Leafs CMBS I Ltd. Series 2002-1A Class D, 4.13% 11/20/37 (h)		155,000	120,738
Luminent Mortgage Trust Series 2006-5 Class A1A, 1.585% 7/25/36 (n)		16,972,915	6,574,066
Asset-Backed Securities - continued
		Principal Amount (d)	Value
Marathon Real Estate CDO Ltd. Series 2006-1A Class B, 1.825% 5/25/46 (h)(n)		$ 250,000	$ 105,000
Merna Reinsurance Ltd. Series 2007-1 Class B, 5.5119% 6/30/12 (h)(n)		5,400,000	5,004,180
N-Star Real Estate CDO Ltd. Series 1A:
Class B1, 3.8563% 8/28/38 (h)(n)		195,000	97,500
Class C1B, 7.696% 8/28/38 (h)		63,000	18,900
Newcastle CDO VIII Series 2006-8A Class 10, 5.5088% 11/1/52 (h)(n)		250,000	12,500
Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 2.645% 5/25/35 (n)		134,000	8,078
Prima Capital CDO Ltd./Prima Capital CDO Corp. Series 2005-1A Class A2, 4.646% 7/24/39 (h)		350,289	310,904
Residential Asset Securities Corp. Series 2007-KS2 Class AI1, 1.465% 2/25/37 (n)		2,098,587	1,814,885
Resource Real Estate Funding CDO Series 2007-1A Class J, 6.2088% 9/1/46 (h)(n)		250,000	25,000
SIRENS B.V. Series 2007-2 Class A1, 6.55% 4/13/10 (h)(n)		10,000,000	4,857,000
Structured Asset Securities Corp. Series 2007-BC4 Class A3, 3.5088% 11/25/37 (n)		14,750,579	13,143,725
Superior Wholesale Inventory Financing Trust VII Series 2003-A8 Class CTFS, 1.8725% 3/15/11 (h)(n)		14,070,000	13,463,231
Swift Master Auto Receivables Trust Series 2007-1 Class B, 1.6425% 6/15/12 (n)		3,285,000	2,667,891
TIAA Real Estate CDO Ltd./TIAA Real Estate CDO Corp.:
Series 2002-1A:
Class IIFX, 6.77% 5/22/37 (h)		225,000	45,000
Class IV, 6.84% 5/22/37 (h)		235,000	160,126
Series 2003-1A Class B2, 5.4802% 12/28/38 (h)		100,000	49,810
Wachovia Auto Loan Owner Trust Series 2006-2A Class E, 7.05% 5/20/14 (h)		1,390,000	411,977
Wachovia Ltd./Wachovia LLC Series 2006-1A:
Class F, 4.3613% 9/25/26 (h)(n)		250,000	37,500
Class G, 4.5613% 9/25/26 (h)(n)		250,000	30,000
WaMu Asset-Backed Certificates Series 2006-HE5 Class B1, 3.895% 10/25/36 (h)(n)		875,665	76,139
WaMu Master Note Trust:
Series 2007-A2 Class A2, 1.4525% 5/15/14 (h)(n)		12,710,000	10,379,839
Asset-Backed Securities - continued
		Principal Amount (d)	Value
WaMu Master Note Trust: - continued
Series 2007-A4A Class A4, 5.2% 10/15/14 (h)		$ 4,170,000	$ 3,210,900
Wrightwood Capital Real Estate CDO Ltd. Series 2005-1A Class D, 3.0225% 11/21/40 (h)(n)		305,000	36,600
TOTAL ASSET-BACKED SECURITIES (Cost $106,358,114)			82,493,704
Collateralized Mortgage Obligations - 1.9%

Private Sponsor - 1.2%
ABN AMRO Mortgage Corp.:
Series 2003-2 Class B4, 5.3302% 3/25/18 (n)		173,988	43,497
Series 2003-9 Class B5, 4.5164% 8/25/18 (h)		294,021	36,753
Banc of America Mortgage Securities, Inc.:
Series 2004-7 Class 15B4, 5.3053% 8/25/19 (h)(n)		74,603	2,238
Series 2004-A Class 2A2, 4.1069% 2/25/34 (n)		1,912,341	1,432,083
Bayview Commercial Asset Trust Series 2006-3A Class IO, 2.3908% 10/25/36 (h)(n)(p)		14,252,486	1,111,694
Chase Mortgage Finance Trust Series 2007-A1 Class 1A5, 4.8511% 2/25/37 (n)		1,634,562	1,230,138
Citigroup Mortgage Loan Trust Series 2004-UST1:
Class A3, 4.6606% 8/25/34 (n)		2,280,656	1,664,803
Class A4, 4.3903% 8/25/34 (n)		2,058,421	1,506,267
Countrywide Alternative Loan Trust Series 2006-OC5N Class N, 7.25% 7/25/37 (h)		78,237	1,234
Countrywide Home Loans, Inc.:
Series 2003-28 Class B3, 5.5% 8/25/33		91,310	22,828
Series 2003-35 Class B, 4.6391% 9/25/18 (n)		159,381	31,876
Series 2003-46 Class 4A1, 4.6979% 1/19/34 (n)		20,952,215	15,392,874
Credit Suisse First Boston Mortgage Securities Corp.:
floater Series 2007-AR7 Class 2A1, 4.5901% 11/25/34 (n)		1,722,481	1,308,284
Series 2003-17 Class B4, 5.389% 6/25/33 (h)(n)		379,106	66,344
Series 2004-3 Class DB4, 5.8411% 4/25/34 (n)		116,251	2,906
CWALT, Inc.:
floater Series 2005-56:
Class 1A1, 2.125% 11/25/35 (n)		19,467,636	8,262,729
Class 2A3, 4.165% 11/25/35 (n)		9,706,852	5,542,006
Series 2005-56 Class 4A1, 1.705% 11/25/35 (n)		7,830,820	3,367,253
Diversified REIT Trust Series 1999-1A:
Class F, 6.78% 3/18/11 (h)(n)		250,000	248,547
Class G, 6.78% 3/18/11 (h)(n)		250,000	252,100
Collateralized Mortgage Obligations - continued
		Principal Amount (d)	Value
Private Sponsor - continued
GMAC Commercial Mortgage Securities, Inc. Series 1993-C3 Class L, 6.974% 8/15/36 (h)		$ 284,999	$ 14,250
GMAC Mortgage Loan Trust Series 2003-J10 Class B2, 4.75% 1/25/19 (h)		152,717	15,272
JPMorgan Mortgage Trust:
Series 2004-A1 Class 2A1, 4.5011% 2/25/34 (n)		1,812,409	1,404,895
Series 2004-A5 Class 2A1, 4.6192% 12/25/34 (n)		3,032,998	3,010,724
Series 2006-A2 Class 5A1, 4.7753% 11/25/33 (n)		8,529,350	5,950,381
LB Commercial Conduit Mortgage Trust Series 1998-C4 Class F, 6% 10/15/35 (h)		125,000	123,470
Luminent Mortgage Trust floater Series 2006-1 Class A1, 1.635% 4/25/36 (n)		20,886,969	8,367,011
Merrill Lynch Floating Trust floater Series 2006-1 Class TM, 1.9225% 6/15/22 (h)(n)		8,861,703	5,449,947
Merrill Lynch Mortgage Trust Series 2002-MW1 Class E, 6.219% 7/12/34 (h)		90,000	44,408
Provident Funding Mortgage Loan Trust Series 2005-2 Class 3A, 4.6291% 10/25/35 (n)		3,156,023	2,381,290
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-CB1:
Class B4, 3.4175% 6/10/35 (h)(n)		27,136	16,170
Class B5, 4.0175% 6/10/35 (h)(n)		20,352	11,906
Class B6, 4.5175% 6/10/35 (h)(n)		10,176	5,732
Residential Accredit Loans, Inc. floater Series 2005-QO5 Class A1, 3.665% 1/25/46 (n)		18,670,226	8,028,197
Residential Funding Mortgage Securities I, Inc. Series 2004-SA1 Class A2, 4.2911% 7/25/34 (n)		1,843,187	1,387,927
RESIX Finance Ltd. floater Series 2007-A Class BB, 4.7725% 2/15/39 (h)(n)		494,132	37,752
Structured Asset Mortgage Investments, Inc. floater Series 2006-AR6 Class 2A1, 3.4488% 7/25/46 (n)		33,739,054	12,933,384
Structured Asset Securities Corp.:
floater:
Series 2005-AR1 Class B1, 3.395% 9/25/35 (h)(n)		303,583	2,372
Series 2006-BC5 Class B, 3.895% 12/25/36 (h)(n)		1,050,000	20,118
Series 2003-15A Class 4A, 5.4533% 4/25/33 (n)		1,561,929	1,222,758
Series 2003-20 Class 1A1, 5.5% 7/25/33		1,014,185	792,809
Wells Fargo Mortgage Backed Securities Trust:
Series 2003-12 Class B6, 4.75% 11/25/18 (h)		289,009	36,126
Series 2004-EE Class 2A2, 4.2014% 12/25/34 (n)		1,664,443	1,238,189
Series 2004-H Class A1, 4.5293% 6/25/34 (n)		4,087,015	3,014,174
Series 2005-AR10 Class 2A2, 4.2066% 6/25/35 (n)		3,672,533	2,441,515
Collateralized Mortgage Obligations - continued
		Principal Amount (d)	Value
Private Sponsor - continued
Wells Fargo Mortgage Backed Securities Trust: - continued
Series 2005-AR12 Class 2A6, 4.3445% 7/25/35 (n)		$ 1,579,271	$ 1,051,599
Series 2005-AR3 Class 2A1, 4.4116% 3/25/35 (n)		2,693,011	1,800,755
TOTAL PRIVATE SPONSOR			102,329,585
U.S. Government Agency - 0.7%
Fannie Mae subordinate REMIC pass-thru certificates:
planned amortization class:
Series 2001-68 Class QZ, 5.5% 12/25/16		4,229,921	4,296,593
Series 2002-9 Class PC, 6% 3/25/17		635,053	650,192
sequential payer Series 2002-77 Class CB, 5% 12/25/17		48,250,000	49,239,789
Freddie Mac Multi-class participation certificates guaranteed sequential payer:
Series 2467 Class NB, 5% 7/15/17		5,495,000	5,578,852
Series 2528 Class HN, 5% 11/15/17		5,515,000	5,606,190
TOTAL U.S. GOVERNMENT AGENCY			65,371,616
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $192,793,884)			167,701,201
Commercial Mortgage Securities - 1.9%

Asset Securitization Corp.:
Series 1996-D2 Class B1A, 8.934% 2/14/29 (h)(n)		750,000	640,235
Series 1997-D4:
Class B2, 7.525% 4/14/29		1,494,104	1,300,629
Class B5, 7.525% 4/14/29		129,000	18,352
Banc of America Commercial Mortgage Trust Series 2008-1 Class D, 6.3887% 2/10/51 (h)(n)		125,000	30,000
Banc of America Commercial Mortgage, Inc.:
sequential payer:
Series 2005-1 Class A3, 4.877% 11/10/42		656,131	610,087
Series 2007-1 Class A2, 5.381% 1/15/49		4,040,000	3,123,098
Series 2004-1 Class F, 5.279% 11/10/39 (h)		185,000	60,855
Series 2004-5 Class G, 5.3902% 11/10/41 (h)(n)		135,000	27,901
Bear Stearns Commercial Mortgage Securities Trust:
Series 1999-C1:
Class G, 5.64% 2/14/31 (h)		60,000	39,787
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Bear Stearns Commercial Mortgage Securities Trust: - continued
Class I, 5.64% 2/14/31 (h)		$ 170,000	$ 34,000
Series 2007-BBA8:
Class K, 2.6225% 3/15/22 (h)(n)		105,000	57,750
Class L, 3.3225% 3/15/22 (h)(n)		214,000	100,580
Chase Commercial Mortgage Securities Corp. Series 1998-2 Class J, 6.39% 11/18/30 (h)		490,787	78,428
Citigroup Commercial Mortgage Trust:
sequential payer Series 2006-C5 Class A4, 5.431% 10/15/49		9,955,000	6,466,482
Series 2006-FL2 Class CNP3, 2.6225% 8/16/21 (h)(n)		5,182,308	2,072,923
Series 2007-C6 Class A1, 5.622% 12/10/49 (n)		9,434,404	8,222,298
Series 2007-FL3A Class A2, 1.5625% 4/15/22 (h)(n)		6,878,000	3,439,000
Citigroup/Deutsche Bank Commercial Mortgage Trust sequential payer:
Series 2006-CD2 Class A4, 5.5447% 1/15/46 (n)		10,435,000	7,014,789
Series 2007-CD4 Class A2A, 5.237% 12/11/49		10,000,000	7,904,163
Claregold Trust Series 2007-2A:
Class F, 5.01% 5/15/44 (n)	CAD	138,000	49,523
Class G, 5.01% 5/15/44 (n)	CAD	30,000	9,578
Class H, 5.01% 5/15/44 (n)	CAD	20,000	5,930
Class J, 5.01% 5/15/44 (n)	CAD	20,000	5,352
Class K, 5.01% 5/15/44 (n)	CAD	10,000	2,314
Class L, 5.01% 5/15/44 (n)	CAD	36,000	7,602
Class M, 5.01% 5/15/44 (n)	CAD	165,000	32,289
COMM pass-thru certificates Series 2001-J2A Class F, 7.1576% 7/16/34 (h)(n)		190,000	62,535
Commercial Mortgage Acceptance Corp. Series 1998-C1 Class G, 6.21% 7/15/31 (h)		500,000	198,229
Commercial Mortgage Asset Trust Series 1999-C1 Class F, 6.25% 1/17/32 (h)		550,000	324,347
Credit Suisse Commercial Mortgage Trust sequential payer Series 2007-C2 Class A2, 5.448% 1/15/49 (n)		10,150,000	7,909,372
Credit Suisse First Boston Mortgage Securities Corp.:
Series 1997-C2 Class F, 7.46% 1/17/35 (n)		500,000	430,577
Series 1998-C1 Class H, 6% 5/17/40 (h)		130,000	24,848
Series 2001-SPGA Class C, 6.809% 8/13/18 (h)		190,000	113,188
Series 2003-C3:
Class D, 4.131% 5/15/38		120,000	62,148
Class J, 4.231% 5/15/38 (h)		300,000	69,567
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Credit Suisse Mortgage Capital Certificates floater Series 2007-TFL1 Class L, 3.3225% 2/15/22 (h)(n)		$ 100,000	$ 10,000
Crest Ltd. Series 2001-1A Class C, 9% 2/25/34 (h)		500,000	414,188
Deutsche Mortgage & Asset Receiving Corp. Series 1998-C1 Class J, 6.22% 6/15/31		330,000	148,088
DLJ Commercial Mortgage Corp. Series 1998-CG1 Class B4, 7.4572% 6/10/31 (h)(n)		365,000	325,789
First Chicago/Lennar Trust I Series 1997-CHL1 Class E, 7.9484% 4/29/39 (h)(n)		89,044	89,044
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1 Class H, 7.039% 3/15/33 (h)		50,000	32,507
G-Force LLC sequential payer Series 2005-RRA Class A2, 4.83% 8/22/36 (h)		600,000	447,462
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2000-1 Class A2, 6.496% 1/15/33		474,117	418,110
Series 2002-1A Class H, 7.3918% 12/10/35 (h)(n)		55,000	39,045
Ginnie Mae guaranteed REMIC pass-thru securities sequential payer Series 2003-47 Class C, 4.227% 10/16/27		3,775,621	3,758,752
Global Signal Trust II Series 2004-2A Class E, 5.587% 12/15/14 (h)		85,000	73,337
Global Signal Trust III Series 2006-1:
Class D, 6.052% 2/15/36 (h)		80,000	57,583
Class E, 6.495% 2/15/36 (h)		40,000	27,558
Class F, 7.036% 2/15/36		200,000	132,370
GMAC Commercial Mortgage Securities, Inc.:
Series 1997-C1 Class H, 6.6% 7/15/29		500,369	195,558
Series 1997-C2 Class G, 6.75% 4/15/29 (n)		500,000	198,482
Series 1999-C1 Class F, 6.02% 5/15/33 (h)		500,000	340,000
Series 1999-C2I Class K, 6.481% 9/15/33 (q)		285,000	18,471
Series 1999-C3:
Class J, 6.974% 8/15/36 (h)		226,000	195,403
Class K, 6.974% 8/15/36 (h)		427,000	105,400
Series 2000-C1:
Class G, 7% 3/15/33 (h)		120,000	87,726
Class H, 7% 3/15/33 (h)		100,000	65,367
Class K, 7% 3/15/33		90,000	36,777
Greenwich Capital Commercial Funding Corp.:
Series 2002-C1 Class H, 5.903% 1/11/35 (h)		86,000	39,458
Series 2003-C2 Class J, 5.234% 11/5/13 (h)(n)		250,000	65,558
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
GS Mortgage Securities Corp. II:
floater:
Series 2006-FL8A Class J, 3.9275% 6/6/20 (h)(n)		$ 250,000	$ 50,000
Series 2007-EOP Class L, 3.4775% 3/1/20 (h)(n)		400,000	382,032
Series 1997-GL Class G, 7.7695% 7/13/30 (n)		868,338	794,472
Series 1998-GLII Class G, 8.011% 4/13/31 (h)(n)		600,000	464,340
Series 2001-GL3A Class JGGP, 7.6436% 8/5/18 (h)(n)		350,000	157,500
Series 2006-RR2:
Class M, 5.6902% 6/1/46 (h)(n)		100,000	8,000
Class N, 5.6902% 6/1/46 (h)(n)		100,000	8,000
GS Mortgage Securities Trust sequential payer Series 2007-GG10:
Class A2, 5.778% 8/10/45		12,655,000	9,640,260
Class A4, 5.9932% 8/10/45 (n)		10,000,000	6,198,747
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2002-C1 Class E, 6.135% 7/12/37 (h)		180,000	88,139
Series 2002-CIB4:
Class E, 6.9551% 5/12/34 (h)(n)		190,000	167,004
Class F, 7.3471% 5/12/34 (h)(n)		78,000	45,240
Series 2003-C1 Class CM1, 5.6896% 1/12/37 (h)(n)		213,022	183,615
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2 Class A2, 1.5525% 11/15/18 (h)(n)		10,000,000	6,500,000
Series 2004-CBX Class D, 5.097% 1/12/37 (n)		65,000	26,137
Series 2004-LN2 Class D, 5.3886% 7/15/41 (n)		420,000	176,400
Series 2005-LDP3 Class A3, 4.959% 8/15/42		10,750,000	7,860,125
JPMorgan Commercial Mortgage Finance Corp. Series 1999-C7 Class F, 6% 10/15/35 (h)		61,346	60,605
LB Commercial Conduit Mortgage Trust Series 1998-C4 Class G, 5.6% 10/15/35 (h)		385,000	281,050
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C6 Class A2, 5.262% 9/15/39 (n)		8,375,000	6,811,444
Series 2006-C7 Class A1, 5.279% 11/15/38		863,364	785,299
Series 2007-C1 Class A3, 5.398% 2/15/40		10,000,000	6,125,797
Series 2007-C6 Class A2, 5.845% 7/15/40		10,000,000	7,603,252
Series 2002-C1 Class J, 6.95% 3/15/34 (h)(n)		86,000	38,838
Series 2004-C2:
Class G, 4.595% 3/15/36 (h)(n)		165,000	57,750
Class K, 5.4192% 3/15/36 (h)(n)		500,000	100,000
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
LNR CFL Series 2004-1:
Class I10, 7.72% 2/26/28 (h)		$ 180,000	$ 137,700
Class I11, 7.72% 2/26/28 (h)		100,000	71,630
Class I12, 7.72% 2/26/28 (h)		100,000	62,630
Class I9, 7.72% 2/26/28 (h)		153,200	123,709
Merrill Lynch Mortgage Investors Trust:
Series 1997-C2 Class F, 6.25% 12/10/29 (n)		620,000	520,128
Series 1998-C3 Class E, 7.0657% 12/15/30 (n)		155,000	62,000
Merrill Lynch Mortgage Trust:
Series 2004-KEY2 Class K, 5.091% 8/12/39 (h)(n)		100,000	9,615
Series 2006-KEY2 Class L, 5.091% 8/12/39 (h)		300,000	28,326
Merrill Lynch-CFC Commercial Mortgage Trust:
sequential payer:
Series 2006-4 Class A2, 5.112% 12/12/49 (n)		1,075,000	848,026
Series 2007-5 Class A3, 5.364% 8/12/48		10,675,000	6,217,497
Series 2006-2 Class A4, 6.1044% 6/12/46 (n)		15,250,000	10,497,597
Morgan Stanley Capital I Trust:
sequential payer:
Series 2004-RR2 Class A2, 5.45% 10/28/33 (h)		330,411	309,179
Series 2007-IQ13 Class A4, 5.364% 3/15/44		10,000,000	6,335,006
Series 2007-T25 Class A2, 5.507% 11/12/49		1,555,000	970,954
Series 2004-IQ7 Class E, 5.5388% 6/15/38 (h)(n)		120,000	36,000
Series 2005-HQ7:
Class E, 5.3783% 11/14/42 (n)		75,000	16,642
Class F, 5.3783% 11/14/42 (n)		150,000	31,110
Series 2007-HQ12 Class A2, 5.8109% 4/12/49 (n)		12,880,000	9,792,393
Morgan Stanley Dean Witter Capital I Trust Series 2003-TOP9 Class E, 5.8864% 11/13/36 (h)(n)		70,000	23,489
NationsLink Funding Corp. Series 1998-2 Class J, 5% 8/20/30 (h)		160,000	91,650
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28		411,182	328,945
Prudential Securities Secured Financing Corp. Series 1999-NRF1 Class F, 6.074% 11/1/31 (h)		280,000	249,514
Real Estate Asset Liquidity Trust:
Series 2006-2:
Class F, 4.456% 9/12/38 (h)	CAD	107,000	66,696
Class G, 4.456% 9/12/38 (h)	CAD	54,000	35,357
Class H, 4.456% 9/12/38 (h)	CAD	36,000	22,810
Class J, 4.456% 9/12/38 (h)	CAD	36,000	19,397
Class K, 4.456% 9/12/38 (h)	CAD	18,000	8,772
Class L, 4.456% 9/12/38 (h)	CAD	26,000	11,839
Class M, 4.456% 9/12/38 (h)	CAD	130,000	31,649
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Real Estate Asset Liquidity Trust: - continued
Series 2007-1:
Class F, 4.57% 4/12/23	CAD	$ 126,000	$ 83,489
Class G, 4.57% 4/12/23	CAD	42,000	26,846
Class H, 4.57% 4/12/23	CAD	42,000	24,764
Class J, 4.57% 4/12/23	CAD	42,000	22,172
Class K, 4.57% 4/12/23	CAD	21,000	10,421
Class L, 4.57% 4/12/23	CAD	63,000	29,417
Class M, 4.57% 4/12/23	CAD	185,000	47,193
Salomon Brothers Mortgage Securities VII, Inc.:
Series 1999-C1 Class G, 7.2786% 5/18/32 (h)(n)		420,000	357,063
Series 2001-C1 Class E, 6.31% 12/18/35		135,000	81,171
Series 2001-MMA:
Class E6, 6.5% 2/18/34 (h)(n)		165,000	151,078
Class F6, 6.5% 2/18/34 (h)(n)		37,000	33,109
SBA CMBS Trust Series 2006-1A Class J, 7.825% 11/15/36 (h)		90,000	45,647
Structured Asset Securities Corp. Series 1997-LLI Class F, 7.3% 10/12/34 (h)		170,000	84,672
UBS Commercial Mortgage Trust Series 2007-FL1:
Class F, 1.9975% 9/15/09 (h)(n)		110,000	66,000
Class G, 1.9975% 9/15/09 (h)(n)		200,000	120,000
Wachovia Bank Commercial Mortgage Trust:
sequential payer:
Series 2007-C30 Class A4, 5.305% 12/15/43		8,045,000	4,897,392
Series 2007-C32 Class A2, 5.9241% 6/15/49 (n)		13,285,000	10,109,708
Series 2006-C23 Class A5, 5.416% 1/15/45 (n)		7,870,000	5,273,417
Series 2007-C30 Class B, 5.463% 12/15/43 (n)		10,505,000	2,416,996
Wachovia Ltd./Wachovia LLC Series 2006-1 Class 1ML, 8.7113% 9/25/26 (h)(n)		400,000	24,000
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $245,952,222)			173,349,650
Municipal Securities - 0.4%

Connecticut Gen. Oblig. Series 2007 B, 5% 5/1/15		10,000,000	10,908,400
Montgomery County Gen. Oblig.:
(Consolidated Pub. Impt. Proj.) Series A, 5% 5/1/13		3,300,000	3,596,340
Municipal Securities - continued
		Principal Amount (d)	Value
Montgomery County Gen. Oblig.: - continued
Series A, 5% 1/1/12		$ 11,025,000	$ 11,856,726
Ohio Gen. Oblig. (Common Schools Proj.) Series 2006 D, 5% 9/15/12		10,195,000	10,967,883
TOTAL MUNICIPAL SECURITIES (Cost $37,282,101)			37,329,349
Foreign Government and Government Agency Obligations - 1.2%

Argentine Republic:
discount (with partial capitalization through 12/31/13) 8.28% 12/31/33		2,764,725	843,241
par 1.33% 12/31/38 (f)		5,210,000	924,775
3.127% 8/3/12 (n)		5,710,000	2,733,178
7% 3/28/11		26,585,000	8,697,726
7% 9/12/13		14,585,000	4,364,561
Banco Nacional de Desenvolvimento Economico e Social 6.369% 6/16/18 (h)		750,000	630,000
Brazilian Federative Republic:
6% 1/17/17		440,000	409,200
7.125% 1/20/37		1,000,000	945,000
8.25% 1/20/34		410,000	424,350
8.75% 2/4/25		905,000	972,875
12.25% 3/6/30		1,290,000	1,741,500
12.75% 1/15/20		405,000	534,600
Central Bank of Nigeria promissory note 5.092% 1/5/10		345,753	292,895
Colombian Republic 7.375% 9/18/37		1,830,000	1,518,900
Democratic Socialist Republic of Sri Lanka 8.25% 10/24/12 (h)		1,385,000	803,300
Dominican Republic:
3.6713% 8/30/24 (n)		1,100,000	770,000
9.04% 1/23/18 (h)		3,284,395	1,904,949
9.5% 9/27/11 (Reg. S)		2,150,683	1,742,054
Ecuador Republic:
5% 2/28/25		218,000	130,800
10% 8/15/30 (Reg. S)		5,500,000	1,567,500
12% 11/15/12 (Reg. S)		669,120	200,736
El Salvador Republic:
7.75% 1/24/23 (Reg. S)		420,000	361,200
8.5% 7/25/11 (Reg. S)		230,000	212,750
Gabonese Republic 8.2% 12/12/17 (h)		4,630,000	3,009,500
Georgia Republic 7.5% 4/15/13		635,000	387,350
Foreign Government and Government Agency Obligations - continued
		Principal Amount (d)	Value
Ghana Republic 8.5% 10/4/17 (h)		$ 2,130,000	$ 1,065,000
Indonesian Republic:
6.625% 2/17/37 (h)		1,475,000	826,000
6.75% 3/10/14 (Reg. S)		1,765,000	1,376,700
7.25% 4/20/15 (h)		265,000	204,050
7.5% 1/15/16 (h)		485,000	368,600
7.75% 1/17/38 (h)		1,470,000	955,500
8.5% 10/12/35 (h)		650,000	429,000
8.5% 10/12/35 (Reg. S)		735,000	485,100
Islamic Republic of Pakistan:
6.75% 2/19/09		3,520,000	3,273,600
7.125% 3/31/16 (h)		1,800,000	648,000
Lebanese Republic:
5.7938% 11/30/09 (Reg. S) (n)		1,095,000	1,040,250
7.5% 8/2/11		1,325,000	1,248,150
7.75% 9/7/12		400,000	356,000
8.625% 6/20/13 (Reg. S)		3,495,000	3,307,144
9% 5/2/14		610,000	578,738
Philippine Republic:
9.5% 2/2/30		550,000	577,500
10.625% 3/16/25		520,000	572,000
Republic of Fiji 6.875% 9/13/11		890,000	645,250
Republic of Iraq 5.8% 1/15/28 (Reg. S)		1,500,000	630,000
Republic of Serbia 3.75% 11/1/24 (f)(h)		4,820,000	2,940,200
Russian Federation:
7.5% 3/31/30 (Reg. S)		14,961,660	12,455,582
12.75% 6/24/28 (Reg. S)		1,080,000	1,231,200
Turkish Republic:
6.75% 4/3/18		2,395,000	1,939,950
6.875% 3/17/36		3,285,000	2,381,625
7% 9/26/16		1,215,000	1,032,750
7.25% 3/5/38		1,350,000	985,500
7.375% 2/5/25		4,700,000	3,783,500
Ukraine Government:
(Reg. S) 6.45% 8/5/09 (n)		1,590,000	1,256,100
6.385% 6/26/12 (h)		2,240,000	1,120,000
6.75% 11/14/17 (h)		5,360,000	2,197,600
United Mexican States:
7.5% 4/8/33		425,000	401,115
8.3% 8/15/31		420,000	429,996
Uruguay Republic 8% 11/18/22		2,256,902	1,805,522
Foreign Government and Government Agency Obligations - continued
		Principal Amount (d)	Value
Venezuelan Republic:
5.0588% 4/20/11 (Reg. S) (n)		$ 4,005,000	$ 2,523,150
5.375% 8/7/10 (Reg. S)		3,180,000	2,544,000
7% 3/31/38		630,000	255,150
8.5% 10/8/14		1,690,000	971,750
9% 5/7/23 (Reg. S)		3,750,000	1,893,750
9.25% 9/15/27		3,480,000	2,314,200
9.375% 1/13/34		1,160,000	597,400
10.75% 9/19/13		5,660,000	3,877,100
13.625% 8/15/18		2,343,000	1,733,820
Vietnamese Socialist Republic:
4% 3/12/28 (f)		90,000	56,700
6.875% 1/15/16 (h)		2,290,000	1,832,000
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $161,317,543)			107,269,182
Common Stocks - 0.1%
	Shares
CONSUMER DISCRETIONARY - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Las Vegas Sands Corp. unit (a) (Cost $5,300,000)	53,000	5,300,000
Convertible Preferred Stocks - 0.0%

UTILITIES - 0.0%
Electric Utilities - 0.0%
AES Trust III 6.75% (Cost $1,326,273)	28,100	956,805
Floating Rate Loans - 0.5%
	Principal Amount (d)	Value
CONSUMER DISCRETIONARY - 0.2%
Auto Components - 0.1%
Federal-Mogul Corp.:
Tranche B, term loan 3.907% 12/27/14 (n)	$ 1,547,837	$ 758,440
Tranche C, term loan 3.429% 12/27/15 (n)	1,198,329	587,181
Lear Corp. term loan 5.0197% 4/25/12 (n)	1,040,000	499,200
The Goodyear Tire & Rubber Co. Tranche 2LN, term loan 2.9% 4/30/14 (n)	1,210,000	726,000
		2,570,821
Automobiles - 0.0%
Ford Motor Co. term loan 4.43% 12/15/13 (n)	2,350,000	940,000
General Motors Corp. term loan 5.795% 11/29/13 (n)	2,135,000	832,650
		1,772,650
Hotels, Restaurants & Leisure - 0.0%
Las Vegas Sands LLC:
term loan 5.52% 5/23/14 (n)	308,241	147,956
Tranche B, term loan 5.52% 5/23/14 (n)	1,461,759	701,644
		849,600
Media - 0.1%
Charter Communications Operating LLC Tranche B 1LN, term loan 5.06% 3/6/14 (n)	2,000,000	1,350,000
CSC Holdings, Inc. Tranche B, term loan 4.5688% 3/31/13 (n)	2,167,830	1,799,299
Education Media and Publishing Group Ltd. Tranche 2LN, term loan 13.0163% 12/12/14 (n)	2,506,203	1,503,722
VNU, Inc. term loan 4.2286% 8/9/13 (n)	1,700,000	1,113,500
Zuffa LLC term loan 3.4375% 6/19/15 (n)	3,936,858	2,125,903
		7,892,424
Multiline Retail - 0.0%
Dollar General Corp. Tranche B1, term loan 5.7605% 7/6/14 (n)	1,745,000	1,326,200
Specialty Retail - 0.0%
Toys 'R' US, Inc. term loan 5.85% 12/8/09 (n)	75,000	37,500
Textiles, Apparel & Luxury Goods - 0.0%
Hanesbrands, Inc.:
term loan 7.2663% 3/5/14 (n)	165,000	115,500
Floating Rate Loans - continued
	Principal Amount (d)	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Hanesbrands, Inc.: - continued
Tranche B 1LN, term loan 5.1731% 9/5/13 (n)	$ 610,000	$ 454,450
Levi Strauss & Co. term loan 3.6588% 4/4/14 (n)	790,000	513,500
		1,083,450
TOTAL CONSUMER DISCRETIONARY		15,532,645
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Tempus Public Foundation Generation Holdings LLC:
revolver loan 5.7619% 12/15/11 (n)	46,634	39,173
Credit-Linked Deposit 5.7619% 12/15/13 (n)	148,764	124,962
Tranche 1LN, term loan 5.7619% 12/15/13 (n)	708,187	594,877
		759,012
Real Estate Management & Development - 0.0%
Realogy Corp.:
Credit-Linked Deposit 6.9263% 10/10/13 (n)	93,333	53,200
Tranche B, term loan 5.7063% 10/10/13 (n)	346,667	197,600
Tranche DD, term loan 6.7237% 10/10/13 (n)	845,000	485,875
Tishman Speyer Properties term loan 3.23% 12/27/12 (n)	143,000	50,050
		786,725
TOTAL FINANCIALS		1,545,737
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
Community Health Systems, Inc.:
term loan 4.3939% 7/25/14 (n)	3,035,404	2,215,845
Tranche DD, term loan 7/25/14 (k)(n)	155,276	113,351
HCA, Inc. Tranche B, term loan 6.0119% 11/17/13 (n)	5,168,258	3,850,352
		6,179,548
Pharmaceuticals - 0.0%
PTS Acquisition Corp. term loan 6.0119% 4/10/14 (n)	4,705,284	2,752,591
TOTAL HEALTH CARE		8,932,139
Floating Rate Loans - continued
	Principal Amount (d)	Value
INDUSTRIALS - 0.1%
Airlines - 0.1%
Delta Air Lines, Inc. Tranche 2LN, term loan 5.8313% 4/30/14 (n)	$ 1,501,199	$ 735,588
United Air Lines, Inc. Tranche B, term loan 3.4375% 2/1/14 (n)	2,775,378	1,304,428
		2,040,016
Commercial Services & Supplies - 0.0%
ARAMARK Corp.:
Credit-Linked Deposit 5.7869% 1/26/14 (n)	120,664	94,118
term loan 5.6369% 1/26/14 (n)	1,899,336	1,481,482
		1,575,600
Machinery - 0.0%
Dresser, Inc. Tranche 2LN, term loan 7.9863% 5/4/15 pay-in-kind (n)	1,705,000	886,600
TOTAL INDUSTRIALS		4,502,216
INFORMATION TECHNOLOGY - 0.1%
Electronic Equipment & Components - 0.0%
Flextronics International Ltd.:
Tranche B-A, term loan 6.1554% 10/1/14 (n)	1,924,636	1,270,260
Tranche B-A1, term loan 7.0688% 10/1/14 (n)	468,500	309,210
Texas Competitive Electric Holdings Co. LLC Tranche B3, term loan 5.2826% 10/10/14 (n)	1,528,421	1,046,968
		2,626,438
Semiconductors & Semiconductor Equipment - 0.0%
Freescale Semiconductor, Inc. term loan 4.6% 12/1/13 (n)	1,415,000	806,550
Software - 0.1%
Kronos, Inc. Tranche 1LN, term loan 6.0119% 6/11/14 (n)	3,445,861	2,239,810
SS&C Technologies, Inc. term loan 5.7312% 11/23/12 (n)	1,036,925	756,955
		2,996,765
TOTAL INFORMATION TECHNOLOGY		6,429,753
MATERIALS - 0.0%
Chemicals - 0.0%
Georgia Gulf Corp. term loan 8% 10/3/13 (n)	1,215,000	886,950
Floating Rate Loans - continued
	Principal Amount (d)	Value
MATERIALS - continued
Containers & Packaging - 0.0%
Anchor Glass Container Corp. term loan 7.5286% 6/20/14 (n)	$ 2,850,443	$ 2,337,363
Paper & Forest Products - 0.0%
Georgia-Pacific Corp. Tranche B1, term loan 4.6523% 12/21/12 (n)	1,168,928	914,686
TOTAL MATERIALS		4,138,999
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Insight Midwest Holdings LLC Tranche B, term loan 4.85% 4/6/14 (n)	465,000	362,700
Intelsat Ltd. Tranche B, term loan 6.65% 7/3/13 (n)	977,531	811,351
Level 3 Financing, Inc. term loan 7% 3/13/14 (n)	1,190,000	767,550
		1,941,601
Wireless Telecommunication Services - 0.0%
Crown Castle International Corp. Tranche B, term loan 5.3763% 3/6/14 (n)	9,850	6,797
TOTAL TELECOMMUNICATION SERVICES		1,948,398
UTILITIES - 0.0%
Multi-Utilities - 0.0%
Ashmore Energy International:
Revolving Credit-Linked Deposit 6.7619% 3/30/12 (n)	408,969	224,933
term loan 6.7619% 3/30/14 (n)	1,295,370	712,454
		937,387
TOTAL FLOATING RATE LOANS (Cost $56,382,139)		43,967,274
Fixed-Income Funds - 51.7%
	Shares
Fidelity 1-3 Year Duration Securitized Bond Central Fund (o)	2,142,872	156,472,513
Fidelity Commercial Mortgage-Backed Securities Central Fund (o)	6,824,185	469,981,644
Fidelity Corporate Bond 1-10 Year Central Fund (o)	19,135,797	1,631,135,327
Fidelity Floating Rate Central Fund (o)	5,246,369	348,411,392
Fixed-Income Funds - continued
	Shares	Value
Fidelity Mortgage Backed Securities Central Fund (o)	17,545,987	$ 1,728,806,110
Fidelity Ultra-Short Central Fund (o)	4,827,993	321,013,263
TOTAL FIXED-INCOME FUNDS (Cost $5,453,084,110)		4,655,820,249
Preferred Securities - 0.1%
	Principal Amount (d)
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Globo Comunicacoes e Participacoes SA 9.375%	$ 4,215,000	3,205,280
Net Servicos de Comunicacao SA 9.25% (h)	1,623,000	1,234,704
		4,439,984
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Pemex Project Funding Master Trust 7.75%	6,934,000	5,362,855
TOTAL PREFERRED SECURITIES (Cost $12,802,749)		9,802,839
Cash Equivalents - 2.5%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at:
0.21%, dated 11/28/08 due 12/1/08 (Collateralized by U.S. Treasury Obligations) #	$ 9,251,160	9,251,000
Investments in repurchase agreements in a joint trading account at: - continued
0.27%, dated 11/28/08 due 12/1/08 (Collateralized by U.S. Government Obligations) #	157,727,559	157,724,000
0.3%, dated 11/28/08 due 12/1/08 (Collateralized by U.S. Government Obligations) # (b)	54,938,373	54,937,000
TOTAL CASH EQUIVALENTS (Cost $221,912,000)		221,912,000
TOTAL INVESTMENT PORTFOLIO - 105.1% (Cost $10,934,269,068)		9,453,340,648
NET OTHER ASSETS - (5.1)%		(455,061,969)
NET ASSETS - 100%		$ 8,998,278,679
Swap Agreements
	Expiration Date	Notional Amount	Value
Credit Default Swaps

Receive monthly notional amount multiplied by .85% and pay UBS upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R9 Class M5, 5.5913% 10/25/34 (Rating-Baa1) (l)

	Nov. 2034	$ 134,000	$ (54,800)
Receive monthly notional amount multiplied by 5% and pay Deutsche Bank upon credit event of MASTR Asset Backed Securities Trust, par value of the notional amount of MASTR Asset Backed Securities Trust Series 2003-NC1 Class M6, 8.1913% 4/25/33 (Rating-Baa3) (l)	May 2033	134,000	(67,048)
Receive monthly notional amount multiplied by 6.25% and pay Deutsche Bank upon credit event of Residential Asset Mortgage Products, Inc., par value of the notional amount of Residential Asset Mortgage Products, Inc. Series 2006-RS5, 7.17% 9/25/36 (Rating-C) (l)	Oct. 2036	1,200,000	(1,137,342)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE8 Class B3, 7.3913% 9/25/34 (Rating-B2) (l)	Oct. 2034	43,728	(39,580)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional anount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC7, Class B3, 7.6913% 7/25/34 (Rating-Baa3) (l)	August 2034	57,619	(53,155)
Receive monthly notional amount multiplied by 2.22% and pay JPMorgan Chase, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2005-HE3 Class B2, 6.87% 7/25/35 (Rating-Caa2) (l)	August 2035	5,325,000	(4,895,832)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7, Class B3, 9.01% 8/25/34 (Rating-Baa3) (l)

	Sept. 2034	$ 39,167	$ (35,412)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (Rating-Caa1) (m)	Sept. 2037	4,000,000	(3,800,000)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (Rating-Caa1) (m)	Sept. 2037	4,600,000	(4,370,000)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (Rating-Caa1) (m)	Sept. 2037	2,800,000	(2,660,000)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (Rating-Caa1) (m)	August 2037	2,600,000	(2,470,000)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (Rating-Caa1) (m)	August 2037	7,200,000	(6,840,000)
Receive monthly notional amount multiplied by .82% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34 (Rating-A3) (l)	August 2034	34,523	(15,761)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by .85% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class M6, 5.4413% 9/25/34 (Rating-A3) (l)

	Oct. 2034	$ 65,377	$ (17,865)
Receive monthly notional amount multiplied by 1.6% and pay Morgan Stanley, Inc. upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35 (Rating-C) (l)	June 2035	100,000	(92,634)
Receive monthly notional amount multiplied by 2.39% and pay UBS upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-1 Class M9, 7.73% 2/25/34 (Rating-Baa3) (l)	March 2034	46,368	(25,296)
Receive monthly notional amount multiplied by 2.4% and pay Deutsche Bank upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.2288% 1/25/34 (Rating-Ba2) (l)	Feb. 2034	787	(730)
Receive monthly notional amount multiplied by 2.54% and pay Merrill Lynch upon credit event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 7.6913% 3/25/32 (Rating-Baa3) (l)	April 2032	11,800	(10,548)
Receive monthly notional amount multiplied by 3% and pay UBS upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2005-R4 Class M9, 7.07% 7/25/35 (Rating-Ca) (l)	August 2035	1,200,000	(1,112,340)
Receive monthly notional amount multiplied by 5.55% and pay Deutsche Bank upon credit event of Carrington Mortgage Loan Trust, par value of the notional amount of Carrington Mortgage Loan Trust Series 2006-FRE1 Class M10, 7.74% 7/25/36 (Rating-C) (l)	August 2036	1,200,000	(1,103,059)
TOTAL CREDIT DEFAULT SWAPS		$ 30,792,369	$ (28,801,402)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Interest Rate Swaps
Receive quarterly a fixed rate equal to 4.3875% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	March 2010	$ 1,250,000	$ 41,269
Receive quarterly a fixed rate equal to 4.774% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	March 2015	1,250,000	137,006
Receive quarterly a fixed rate equal to 4.90% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	July 2014	1,135,000	46,013
Receive semi-annually a fixed rate equal to 3.567% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	May 2011	293,294,000	9,804,437
Receive semi-annually a fixed rate equal to 4.03% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	Sept. 2013	78,000,000	4,576,463
Receive semi-annually a fixed rate equal to 4.449% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	May 2018	102,760,000	11,374,730
Receive semi-annually a fixed rate equal to 4.87% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	Oct. 2012	100,000,000	8,394,950
Receive semi-annually a fixed rate equal to 5.062% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	May 2012	75,000,000	6,579,495
Receive semi-annually a fixed rate equal to 5.09% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	Jan. 2012	75,000,000	6,876,345
Receive semi-annually a fixed rate equal to 5.144% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	April 2012	100,000,000	8,537,990
Receive semi-annually a fixed rate equal to 5.263% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	Feb. 2012	50,000,000	5,088,745
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Interest Rate Swaps - continued
Receive semi-annually a fixed rate equal to 5.276% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	April 2011	$ 20,000,000	$ 1,409,138
Receive semi-annually a fixed rate equal to 5.375% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	April 2009	30,000,000	318,249
Receive semi-annually a fixed rate equal to 5.556% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	June 2012	25,000,000	3,091,995
Receive semi-annually a fixed rate equal to 5.636% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	July 2009	100,000,000	3,491,950
Receive semi-annually a fixed rate equal to 5.6485% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	July 2010	100,000,000	7,008,040
TOTAL INTEREST RATE SWAPS		$ 1,152,689,000	$ 76,776,815
		$ 1,183,481,369	$ 47,975,413
Currency Abbreviation
CAD	-	Canadian dollar
Legend
(a) Non-income producing
(b) Includes investment made with cash collateral received from securities on loan.
(c) Non-income producing - Issuer is in default.
(d) Principal amount is stated in United States dollars unless otherwise noted.
(e) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(f) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(g) Security or a portion of the security is on loan at period end.

(h) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $308,707,588 or 3.4% of net assets.

(i) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(j) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $9,951,979.

(k) Position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $155,260 and $113,351, respectively. The coupon rate will be determined at time of settlement.

(l) Represents a credit default swap contract in which the fund has sold protection on the underlying reference entity. For the underlying reference entity, ratings disclosed are from Moody's Investor Services, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. Any underlying reference entity which is Not Rated (NR) by Moody's or S&P is designated as such. All ratings are as of the report date and do not reflect subsequent changes.

(m) Represents a tradable index of credit default swaps on home equity asset-backed debt securities. In addition, the swap represents a contract in which the fund has sold protection on the underlying securities within the index. Ratings represent a weighted average of the ratings of all securities included in the index. Ratings used in the weighted average are from Moody's Investor Services, Inc., or S&P where Moody's ratings are not available. All ratings are as of the report date and do not reflect subsequent changes.

(n) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(o) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request

(p) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(q) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $18,471 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
GMAC Commercial Mortgage Securities, Inc. Series 1999-C2I Class K, 6.481% 9/15/33	3/23/07	$ 163,875
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$9,251,000 due 12/01/08 at 0.21%
Banc of America Securities LLC	$ 1,881,652
Barclays Capital, Inc.	2,484,856
Deutsche Bank Securities, Inc.	4,884,492
$ 9,251,000
$157,724,000 due 12/01/08 at 0.27%
Banc of America Securities LLC	$ 77,043,506
Bank of America, NA	76,584,342
Barclays Capital, Inc.	4,096,152
$ 157,724,000
$54,937,000 due 12/01/08 at 0.30%
Barclays Capital, Inc.	$ 54,937,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ 2,694,041
Fidelity Commercial Mortgage-Backed Securities Central Fund	8,933,999
Fidelity Corporate Bond 1-10 Year Central Fund	24,591,152
Fidelity Floating Rate Central Fund	7,052,366
Fidelity Mortgage Backed Securities Central Fund	26,510,111
Fidelity Ultra-Short Central Fund	3,885,698
Total	$ 73,667,367
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ 283,991,380	$ 2,694,041	$ 103,667,579	$ 156,472,513	18.9%
Fidelity Commercial Mortgage- Backed Securities Central Fund	658,434,817	8,933,999	57,089,153	469,981,644	17.6%
Fidelity Corporate Bond 1-10 Year Central Fund	1,816,743,999	24,591,152	-	1,631,135,327	23.8%
Fidelity Floating Rate Central Fund	408,626,297	57,686,732	-	348,411,392	17.1%
Fidelity Mortgage Backed Securities Central Fund	2,138,641,000	26,510,119	443,337,576	1,728,806,110	21.2%
Fidelity Ultra-Short Central Fund	599,904,422	-	202,725,098	321,013,263	16.9%
Total	$ 5,906,341,915	$ 120,416,043	$ 806,819,406	$ 4,655,820,249
Other Information

The following is a summary of the inputs used, as of November 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 9,453,340,648	$ 4,655,820,249	$ 4,776,238,338	$ 21,282,061
Other Financial Instruments*	$ 47,975,413	$ -	$ 56,504,075	$ (8,528,662)
*Other financial instruments include Swap Agreements.
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
	Investments in Securities	Other Financial Instruments
Beginning Balance	$ 3,663,788	$ (3,526,344)
Total Realized Gain (Loss)	(165,523)	-*
Total Unrealized Gain (Loss)	(762,367)	(198,222)
Cost of Purchases	7,947,009	-
Proceeds of Sales	(598,833)	-
Amortization/Accretion	(3,079,627)	-
Transfer in/out of Level 3	14,277,614	(4,804,096)
Ending Balance	$ 21,282,061	$ (8,528,662)
* The realized gain (loss) for derivative instruments is not included in the rollforward. For the period, the realized gain (loss) on these instruments totaled $81,136.

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities or Other Financial Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At November 30, 2008, the aggregate cost of investment securities for income tax purposes was $10,927,185,695. Net unrealized depreciation aggregated $1,473,845,047, of which $50,808,636 related to appreciated investment securities and $1,524,653,683 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets
(level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Swap Agreements

The Fund entered into swap agreements, which are contracts between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gains or losses. Gains or losses are realized in the event of an early termination of a swap agreement. Risks of loss may include unfavorable changes in the returns of the underlying instruments or indexes, adverse fluctuations of interest rates, failure of the counterparty to perform under the terms of the agreement and lack of liquidity in the market. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian bank in accordance with the swap agreement and if required, is identified. The Fund could experience delays and costs in gaining access to the collateral even though it is held in the Fund's custodian bank.

Changes in interest rates can have a negative effect on both the value of the Fund's bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall. The Fund entered into interest rate swap agreements to manage its exposure to interest rate changes. Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates (e.g. fixed rate, floating rate), applied to a notional principal amount.

The Fund entered into credit default swap agreements to provide a measure of protection against defaults of an issuer (buyer of protection) and/or to gain credit exposure to an issuer to which it is not otherwise exposed (seller of protection). The issuer may be either a single issuer or a basket of issuers. As a buyer of protection, the Fund does so when it holds bonds of the issuer or without owning the underlying asset or debt issued by the reference entity. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller acts as a guarantor of the credit worthiness of a reference obligation. Any upfront payments made or received upon entering a credit default swap contract would be amortized or accreted over the life of the swap and recorded as realized gains or losses. Periodic payments are made over the life of the contract provided that no credit event occurs. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on corporate or sovereign issuers, a credit event may be triggered by events such as bankruptcy, failure to pay, obligation acceleration, repudiation/moratorium or restructuring. If a credit event were to occur during the term of the contract, upon notification from the buyer, the seller is obligated to take delivery from the buyer the notional amount of a reference obligation, at par. The difference between the value of the obligation received and the notional amount paid is recorded as a realized loss to the seller. For credit default swaps on asset-backed securities, the reference obligation described represents the security that will be put to the seller. For credit default swaps on corporate or sovereign issuers, under the terms of the agreement, the obligation that is put to the seller is not limited to the specific reference obligation described.

The notional amount of credit default swaps approximates the maximum potential amount of future payments that the Fund could be required to make if the Fund is the seller of protection and a credit event were to occur. The total notional amount of all credit default swaps open at period end where the Fund is the seller of protection amounted to $30,792,369 representing .34% of net assets.

The value of each credit default swap and credit rating disclosed for each reference obligation, where the Fund is the seller of protection, are both measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. Any current or future declines in the value of the swap may be partially offset by upfront payments received by the Fund as a seller of protection if applicable. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Income Fund's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Income Fund

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	January 30, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	January 30, 2009
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	January 30, 2009